As filed with the Securities and Exchange Commission on December 30, 1997


                                                      Registration Nos. 33-34841
                                                                        811-6011

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-1A


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 56
                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 57


                              THE MONTGOMERY FUNDS
             (Exact Name of Registrant as Specified in its Charter)

                              101 California Street
                         San Francisco, California 94111
                     (Address of Principal Executive Office)

                                 1-800-572-3863
              (Registrant's Telephone Number, Including Area Code)

                      Greg M. Siemons, Assistant Secretary
                        Montgomery Asset Management, LLC
                              101 California Street
                             San Francisco, CA 94111
                     (Name and Address of Agent for Service)

                            -------------------------

             It is proposed that this filing will become effective:


               _X_ immediately upon filing pursuant to Rule 485(b) ___ on __________________ pursuant to Rule 485(b)
               ___ 60 days after filing pursuant to Rule 485(a)(1)
               ___ 75 days after filing pursuant to Rule 485(a)(2)
               ___ on _________________ pursuant to Rule 485(a)


         Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant has registered an indefinite number of securities under the Securities Act of 1933. The Rule 24f-2 Notice for the Registrant's fiscal year ended June 30, 1997 was filed on August 28, 1997.

                            -------------------------

                     Please Send Copy of Communications to:

                               JULIE ALLECTA, ESQ.
                              DAVID A. HEARTH, ESQ.
                      Paul, Hastings, Janofsky & Walker LLP
                              345 California Street
                         San Francisco, California 94104
                                 (415) 835-1600

                              THE MONTGOMERY FUNDS

                      CONTENTS OF POST-EFFECTIVE AMENDMENT

         This post-effective amendment to the registration statement of the Registrant contains the following documents.*

         Facing Sheet

         Contents of Post-Effective Amendment


         Cross-Reference  Sheet  for  Class R,  Class P and  Class L  shares  of
                  Montgomery Growth Fund, Montgomery Small Cap Opportunities Fund, Montgomery Small Cap Fund, Montgomery Micro Cap Fund, Montgomery Equity Income Fund, Montgomery International Growth Fund, Montgomery International Small Cap Fund, Montgomery Emerging Markets Fund, Montgomery Emerging Asia Fund, Montgomery Latin America Fund, Montgomery Global Opportunities Fund, Montgomery Global Communications Fund, Montgomery Select 50 Fund, Montgomery U.S. Asset Allocation Fund, Montgomery
                  Global Asset Allocation Fund, Montgomery Total Return Bond Fund, Montgomery Short Duration Government Bond Fund, Montgomery Government Reserve Fund, Montgomery California Tax-Free Intermediate Bond Fund, Montgomery California Tax-Free Money Fund and Montgomery Federal Tax-Free Money Fund

         Part A - Incorporation of documents in Post-Effective Amendment No. 54 of the Registrant, filed October 15, 1997.

         Part B - Statement of Additional Information for Montgomery Growth Fund, Montgomery Small Cap Opportunities Fund, Montgomery Small Cap Fund, Montgomery Micro Cap Fund, Montgomery Equity Income Fund, Montgomery International Growth Fund, Montgomery International Small Cap Fund, Montgomery Emerging Markets Fund, Montgomery Emerging Asia Fund, Montgomery Latin America Fund, Montgomery Global Opportunities Fund, Montgomery Global Communications Fund, Montgomery Select 50 Fund, Montgomery U.S. Asset Allocation Fund, Montgomery Global Asset Allocation Fund, Montgomery Total Return Bond Fund, Montgomery Short Duration Government Bond Fund, Montgomery Government Reserve Fund, Montgomery California Tax-Free Intermediate Bond Fund, Montgomery California Tax-Free Money Fund and Montgomery Federal Tax-Free Money Fund


         Part C - Other Information

         Signature Page

         Exhibits

-------------------
         * This Amendment does not relate to the following documents: the prospectus for the Class P shares for Montgomery Growth Fund, Montgomery Small Cap Opportunities Fund, Montgomery Equity Income Fund, Montgomery International Growth Fund, Montgomery International Small Cap Fund, Montgomery Emerging Markets Fund, Montgomery Select 50 Fund, Montgomery U.S. Asset Allocation Fund, Montgomery Short Duration Government Bond Fund, Montgomery Government Reserve Fund; the prospectus for the Class P shares of Montgomery Small Cap Fund, Montgomery Equity Income Fund, Montgomery Emerging Markets Fund; the prospectus for Montgomery Emerging Markets Fund; the prospectus and Statement of Additional Information for Montgomery Emerging Europe Fund; the prospectuses and Statement of Additional Information for Montgomery High Yield Bond Fund and all of its classes; the prospectus and Statement of Additional Information for Montgomery Technology Fund; the prospectus and Statement of Additional Information for Montgomery Growth & Income Fund; and the prospectuses and SAI for Montgomery Japan Small Cap Fund, and all of its classes.

                              THE MONTGOMERY FUNDS

                              CROSS REFERENCE SHEET

                                    FORM N-1A


                   Part A: Information Required in Prospectus
                            (For Combined Prospectus)


                                                       Location in the
N-1A                                                   Registration Statement
Item No.           Item                                by Heading
--------           ----                                -----------
1.                 Cover Page                          Cover Page

2.                 Synopsis                            "Fees and Expenses of the Funds"

3.                 Condensed Financial Information     Not Applicable

4.                 General Description of Registrant   Cover Page,
                                                       "The Funds' Investment Objectives and Policies,"
                                                       "Portfolio Securities," "Other Investment Practices,"
                                                       "Risk Considerations" and "General Information"

5.                 Management of                       "The Funds' Investment Objectives and Policies,"
                   the Fund                            "Management of the Funds" and
                                                       "How to Invest in the Funds"

5A.                Management's Discussion             Not Applicable
                   of Fund Performance

6.                 Capital Stock and                   "Dividends and Distributions,"
                   Other Securities                    "Taxation" and "General Information"

7.                 Purchase of Securities              "How to Invest in the Fund,"
                   Being Offered                       "How Net Asset Value is Determined,"
                                                       "General Information" and
                                                       "Backup Withholding Instructions"

8.                 Redemption or                       "How to Redeem an Investment in the Funds" and
                   Repurchase                          "General Information"

9.                 Pending Legal                       Not Applicable
                   Proceedings

                                      -4-




                         Part B: Information Required in
                       Statement of Additional Information
                 (Combined Statement of Additional Information)


                                                       Location in the
N-1A                                                   Registration Statement
Item No.           Item                                by Heading
--------           ----                                -----------

10.                Cover Page                          Cover Page

11.                Table of Content                    Table of Contents

12.                General Information and History     "The Trusts" and "General Information"

13.                Investment Objectives               "Investment Objectives and Policies of the Funds,"
                                                       "Risk Factors" and "Investment Restrictions"

14.                Management of the Registrant        "Trustees and Officers"

15.                Control Persons and Principal       "Trustees and Officers" and
                   Holders of Securities               "General Information"

16.                Investment Advisory and other       "Investment Management and Other Services"
                   Services

17.                Brokerage Allocation                "Execution of Portfolio Transactions"

18.                Capital Stock and Other Securities  "The Trusts" and "General Information"

19.                Purchase, Redemption and Pricing    "Additional Purchase and Redemption Information"
                   of Securities Being Offered         and "Determination of Net Asset Value"

20.                Tax Status                          "Distributions and Tax Information"

21.                Underwriters                        "Principal Underwriter"

22.                Calculation of Performance Data     "Performance Information"

23.                Financial Statements                "Financial Statements"


      --------------------------------------------------------------------

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

      ---------------------------------------------------------------------

                              THE MONTGOMERY FUNDS

                             MONTGOMERY GROWTH FUND
                     MONTGOMERY SMALL CAP OPPORTUNITIES FUND
                            MONTGOMERY SMALL CAP FUND
                            MONTGOMERY MICRO CAP FUND
                          MONTGOMERY EQUITY INCOME FUND
                      MONTGOMERY INTERNATIONAL GROWTH FUND
                     MONTGOMERY INTERNATIONAL SMALL CAP FUND
                        MONTGOMERY EMERGING MARKETS FUND
                          MONTGOMERY EMERGING ASIA FUND
                          MONTGOMERY LATIN AMERICA FUND
                      MONTGOMERY GLOBAL OPPORTUNITIES FUND
                      MONTGOMERY GLOBAL COMMUNICATIONS FUND
                            MONTGOMERY SELECT 50 FUND
                      MONTGOMERY U.S. ASSET ALLOCATION FUND
                     MONTGOMERY GLOBAL ASSET ALLOCATION FUND
                        MONTGOMERY TOTAL RETURN BOND FUND
                 MONTGOMERY SHORT DURATION GOVERNMENT BOND FUND
                       MONTGOMERY GOVERNMENT RESERVE FUND
              MONTGOMERY CALIFORNIA TAX-FREE INTERMEDIATE BOND FUND
                    MONTGOMERY CALIFORNIA TAX-FREE MONEY FUND
                     MONTGOMERY FEDERAL TAX-FREE MONEY FUND

                              101 California Street
                         San Francisco, California 94111
                              (800) 572-FUND (3863)


                       STATEMENT OF ADDITIONAL INFORMATION
               October 15, 1997, as supplemented December 30, 1997

         The Montgomery Funds and The Montgomery Funds II are open-end management investment companies organized, respectively, as a Massachusetts and a Delaware business trust (together, the "Trusts"), each having different series of shares of beneficial interest. Each of the above-named funds is a series of The Montgomery Funds, with the exception of the Montgomery U.S. Asset Allocation Fund, which is a series of The Montgomery Funds II (each a "Fund" and, collectively, the "Funds"). The Funds are managed by Montgomery Asset Management, LLC (the "Manager") and their shares are distributed by Funds Distributor, Inc.(the "Distributor"). This Statement of Additional Information contains information in addition to that set forth in the following prospectuses dated October 15, 1997: The combined Prospectus for the Class R shares for all Funds; the P-Class Shares Prospectus, The G.E. Investment Retirement Services Prospectus and the Montgomery Emerging Markets Fund Prospectus, and as each prospectus may be revised from time to time (in reference to the appropriate Fund or Funds, the "Prospectuses"). The Prospectuses provide the basic information a prospective investor should know before purchasing shares of any Fund and may be obtained without charge at the address or telephone number provided above. This Statement of Additional Information is not a prospectus and should be read in conjunction with the appropriate Prospectuses.

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----
STATEMENT OF ADDITIONAL INFORMATION............................................1
THE TRUSTS.....................................................................3
INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS................................3
RISK FACTORS..................................................................19
INVESTMENT RESTRICTIONS.......................................................25
DISTRIBUTIONS AND TAX INFORMATION.............................................28
TRUSTEES AND OFFICERS.........................................................33
INVESTMENT MANAGEMENT AND OTHER SERVICES......................................36
EXECUTION OF PORTFOLIO TRANSACTIONS...........................................41
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION................................44
DETERMINATION OF NET ASSET VALUE..............................................46
PRINCIPAL UNDERWRITER.........................................................48
PERFORMANCE INFORMATION.......................................................48
GENERAL INFORMATION...........................................................55
FINANCIAL STATEMENTS..........................................................64
Appendix......................................................................65

                                   THE TRUSTS

         The Montgomery Funds is an open-end management investment company organized as a Massachusetts business trust on May 10, 1990, and The Montgomery Funds II is an open-end management investment company organized as a Delaware business trust on September 10, 1993. Both are registered under the Investment Company Act of 1940, as amended (the "Investment Company Act")The Trusts currently offer shares of beneficial interest, $.01 par value per share, in various series. Each series offers three classes of shares (Class R, Class P and Class L).

         This Statement of Additional Information pertains to twenty series of The Montgomery Funds: Montgomery Growth Fund (the "Growth Fund"); Montgomery Small Cap Opportunities Fund (the "Small Cap Opportunities Fund"); Montgomery Small Cap Fund (the "Small Cap Fund"); Montgomery Micro Cap Fund (the "Micro Cap Fund"); Montgomery Equity Income Fund (the "Equity Income Fund"); Montgomery International Growth Fund (the "International Growth Fund"); Montgomery
International Small Cap Fund (the "International Small Cap Fund"); Montgomery Emerging Markets Fund (the "Emerging Markets Fund"); Montgomery Emerging Asia Fund (the "Emerging Asia Fund"); Montgomery Latin America Fund (the "Latin America Fund"); Montgomery Global Opportunities Fund (the "Opportunities Fund"); Montgomery Global Communications Fund (the "Communications Fund"); Montgomery Select 50 Fund (the "Select 50 Fund"); Montgomery Global Asset Allocation Fund (the "Global Asset Allocation Fund"); Montgomery Total Return Bond Fund (the "Total Return Bond Fund"); Montgomery Short Duration Government Bond Fund (formerly called the "Montgomery Short Government Bond Fund," the "Short Bond Fund"); Montgomery Government Reserve Fund (the "Reserve Fund"); Montgomery California Tax-Free Intermediate Bond Fund (the "California Intermediate Bond Fund") and Montgomery California Tax-Free Money Fund (the "California Money Fund"); Montgomery Federal Tax-Free Money Fund (the "Federal Money Fund"); as well as one series of The Montgomery Funds II, Montgomery U.S. Asset Allocation Fund, which was formerly called the Montgomery Asset Allocation Fund (the "U.S. Asset Allocation Fund").

         Throughout this Statement of Additional Information, certain Funds may be referred to together using the following terms: the Growth, Small Cap Opportunities, Small Cap, Micro Cap and Equity Income Funds as the "U.S. Equity Funds"; the International Growth, International Small Cap, Emerging Markets, Emerging Asia, Latin America, Opportunities and Communications Funds as the "Foreign and Global Equity Funds"; the Select 50, U.S. Asset Allocation and Global Asset Allocation Funds as the "Multi-Strategy Funds"; the Total Return Bond, Short Bond and California Intermediate Bond Funds as the "Fixed Income Funds"; the California Intermediate Bond, California Money and Federal Money Funds as the "Tax-Free Funds"; the Reserve, California Money and Federal Money Funds as the "Money Market Funds"; and all of the Funds other than the Tax-Free Funds as the "Taxable Funds."

         Note that the two Trusts share responsibility for the accuracy of the Prospectuses and this Statement of Additional Information, and that each Trust may be liable for misstatements in the Prospectuses and the Statement of Additional Information that relate solely to the other Trust.

                 INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS

         The investment objectives and policies of the Funds are described in detail in the Prospectus. The following discussion supplements the discussion in the Prospectus.

         Each Fund is a diversified series, except for the Tax-Free Funds, which are nondiversified series, of either the Montgomery Funds or The Montgomery Funds II. The achievement of each Fund's investment objective will depend upon market conditions generally and on the Manager's analytical and portfolio management skills.

         The U.S. Asset Allocation Fund and the Global Asset Allocation Fund are funds-of-funds. Other than U.S. government securities, neither the U.S. Asset Allocation Fund nor the Global Asset Allocation Fund owns securities of their own. Instead, each of the U.S. Asset Allocation Fund and the Global Asset Allocation Fund invests its assets in a number of funds in The Montgomery Funds family (each, an "Underlying Fund")Investors of the U.S. Asset Allocation Fund and the Global Asset Allocation Fund should therefore review the discussion in this Statement of Additional Information that relates to each Underlying Fund of the U.S. Asset Allocation Fund and the Global Asset Allocation Fund.

Portfolio Securities

         Depositary Receipts. To the extent allowed in the Prospectus, a Fund may hold securities of foreign issuers in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and other similar global instruments available in emerging markets, or other securities convertible into securities of eligible issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. Generally, ADRs in registered form are designed for use in U.S. securities markets, and EDRs and other similar global instruments in bearer form are designed for use in European securities markets. For purposes of a
Fund's investment policies, a Fund's investments in ADRs, EDRs and similar instruments will be deemed to be investments in the equity securities representing the securities of foreign issuers into which they may be converted.

         Other Investment Companies. Each Fund, to the extent permitted by the prospectus, may invest in securities issued by other investment companies. Those investment companies must invest in securities in which the Fund can invest in a manner consistent with the Fund's investment objective and policies. Applicable provisions of the Investment Company Act require that a Fund limit its investments so that, as determined immediately after a securities purchase is made: (a) not more than 10% (or 35% for the Money Market Funds) of the value of a Fund's total assets will be invested in the aggregate in securities of investment companies as a group; and (b) either (i) a Fund and affiliated persons of that Fund not own together more than 3% of the total outstanding shares of any one investment company at the time of purchase (and that all shares of the investment company held by that Fund in excess of 1% of the company's total outstanding shares be deemed illiquid), or (ii) a Fund not invest more than 5% of its total assets in any one investment company and the investment not represent more than 3% of the total outstanding voting stock of the investment company at the time of purchase. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that Fund bears directly in connection with its own operations.

         U.S. Government Securities. Some funds may, to the extent allowed by the prospectus invest a substantial portion, if not all, of their net assets in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government securities"), these Funds generally will have a lower yield than if they purchased higher yielding commercial paper or other securities with correspondingly greater risk instead of U.S. Government securities.

         Generally, the value of U.S. Government securities held by these Funds will fluctuate inversely with interest rates. U.S. Government securities in which these Funds may invest include debt obligations of varying maturities issued by the U.S. Treasury or issued or guaranteed by an agency or instrumentality of the U.S. Government, including the Federal Housing Administration ("FHA"), Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association ("GNMA"), General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Bank, Farm Credit System Financial Assistance Corporation, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation ("FHLMC"), Federal Intermediate Credit Banks, Federal Land Banks, Financing Corporation, Federal Financing Bank, Federal National Mortgage Association ("FNMA"), Maritime Administration, Tennessee Valley Authority, Resolution Funding Corporation, Student Loan Marketing Association and Washington Metropolitan Area Transit Authority. Direct obligations of the U.S. Treasury include a variety of securities that differ primarily in their interest rates, maturities and dates of issuance. Because the U.S. Government is not obligated by law to provide support to an instrumentality that it sponsors, a Fund will not invest in obligations issued by an instrumentality of the U.S. Government unless the Manager determines that the instrumentality's credit risk makes its securities suitable for investment by the Fund.

         Mortgage-Related Securities: Government National Mortgage Association. GNMA is a wholly owned corporate instrumentality of the U.S. Government within the Department of Housing and Urban Development. The National Housing Act of 1934, as amended (the "Housing Act"), authorizes GNMA to guarantee the timely payment of the principal of, and interest on, securities that are based on and backed by a pool of specified mortgage loans. For these types of securities to qualify for a GNMA guarantee, the underlying collateral must be mortgages insured by the FHA under the Housing Act, or Title V of the Housing Act of 1949, as amended ("VA Loans"), or be pools of other eligible mortgage loans. The Housing Act provides that the full faith and credit of the U.S. Government is pledged to the payment of all amounts that may be required to be paid under any guarantee. In order to meet its obligations under a guarantee, GNMA is authorized to borrow from the U.S. Treasury with no limitations as to amount.

         GNMA pass-through securities may represent a proportionate interest in one or more pools of the following types of mortgage loans: (1) fixed-rate level payment mortgage loans; (2) fixed-rate graduated payment mortgage loans; (3) fixed-rate growing equity mortgage loans; (4) fixed-rate mortgage loans secured by manufactured (mobile) homes; (5) mortgage loans on multifamily residential properties under construction; (6) mortgage loans on completed multifamily projects; (7) fixed-rate mortgage loans as to which escrowed funds are used to reduce the borrower's monthly payments during the early years of the mortgage loans ("buydown" mortgage loans); (8) mortgage loans that provide for adjustments on payments based on periodic changes in interest rates or in other payment terms of the mortgage loans; and (9) mortgage-backed serial notes.

         Mortgage-Related Securities: Federal National Mortgage Association. FNMA is a federally chartered and privately owned corporation established under the Federal National Mortgage Association Charter Act. FNMA was originally organized in 1938 as a U.S. Government agency to add greater liquidity to the mortgage market. FNMA was transformed into a private sector corporation by legislation enacted in 1968. FNMA provides funds to the mortgage market primarily by purchasing home mortgage loans from local lenders, thereby providing them with funds for additional lending. FNMA acquires funds to purchase loans from investors that may not ordinarily invest in mortgage loans directly, thereby expanding the total amount of funds available for housing.

         Each FNMA pass-through security represents a proportionate interest in one or more pools of FHA Loans, VA Loans or conventional mortgage loans (that is, mortgage loans that are not insured or guaranteed by any U.S. Government agency)The loans contained in those pools consist of one or more of the following: (1) fixed-rate level payment mortgage loans; (2) fixed-rate growing equity mortgage loans; (3) fixed-rate graduated payment mortgage loans; (4) variable-rate mortgage loans; (5) other adjustable-rate mortgage loans; and (6) fixed-rate mortgage loans secured by multifamily projects.

         Mortgage-Related Securities: Federal Home Loan Mortgage Corporation. FHLMC is a corporate instrumentality of the United States established by the Emergency Home Finance Act of 1970, as amended. FHLMC was organized primarily for the purpose of increasing the availability of mortgage credit to finance needed housing. The operations of FHLMC currently consist primarily of the purchase of first lien, conventional, residential mortgage loans and participation interests in mortgage loans and the resale of the mortgage loans in the form of mortgage-backed securities.

         The mortgage loans underlying FHLMC securities typically consist of fixed-rate or adjustable-rate mortgage loans with original terms to maturity of between 10 and 30 years, substantially all of which are secured by first liens on one-to-four-family residential properties or multifamily projects. Each mortgage loan must include whole loans, participation interests in whole loans and undivided interests in whole loans and participation in another FHLMC security.

         Privately Issued Mortgage-Related Securities. To the extent allowed in the Prospectus, a Fund may invest in mortgage-related securities offered by private issuers, including pass-through securities comprised of pools of conventional residential mortgage loans; mortgage-backed bonds which are considered to be obligations of the institution issuing the bonds and are collateralized by mortgage loans; and bonds and collateralized mortgage obligations ("CMOs").

         Each class of a CMO is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the collateral pool may cause the various classes of a CMO to be retired substantially earlier than their stated maturities or final distribution dates. The principal of and interest on the collateral pool may be allocated among the several classes of a CMO in a number of different ways. Generally, the purpose of the allocation of the cash flow of a CMO to the various classes is to obtain a more predictable cash flow to some of the individual tranches than exists with the underlying collateral of the CMO. As a general rule, the more predictable the cash flow is on a CMO tranche, the lower the anticipated yield will be on that tranche at the time of issuance relative to prevailing market yields on mortgage-related securities. Certain classes of CMOs may have priority over others with respect to the receipt of prepayments on the mortgages.

         To the extent allowed in the Prospectus, a Fund may invest in, among other things, "parallel pay" CMOs and Planned Amortization Class CMOs ("PAC Bonds")Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class which, like the other CMO structures, must be retired by its stated maturity date or final distribution date, but may be retired earlier. PAC Bonds are parallel pay CMOs that generally require payments of a specified amount of principal on each payment date; the required principal payment on PAC Bonds have the highest priority after interest has been paid to all classes.

         Adjustable-Rate Mortgage-Related Securities. Because the interest rates on the mortgages underlying adjustable-rate mortgage-related securities ("ARMS") reset periodically, yields of such portfolio securities will gradually align themselves to reflect changes in market rates. Unlike fixed-rate mortgages, which generally decline in value during periods of rising interest rates, ARMS allow a Fund to participate in increases in interest rates through periodic adjustments in the coupons of the underlying mortgages, resulting in both higher current yields and low price fluctuations. Furthermore, if prepayments of principal are made on the underlying mortgages during periods of rising interest rates, a Fund may be able to reinvest such amounts in securities with a higher current rate of return. During periods of declining interest rates, of course, the coupon rates may readjust downward, resulting in lower yields to a Fund. Further, because of this feature, the value of ARMS is unlikely to rise during periods of declining interest rates to the same extent as fixed rate instruments. For further discussion of the risks associated with mortgage-related securities generally, see "Risk Considerations" in the Prospectus.

         Variable Rate Demand Notes. Variable rate demand notes ("VRDNs") are tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period prior to specified dates, generally at 30-, 60-, 90-, 180-, or 365-day intervals. The interest rates are adjustable at intervals ranging from daily to six months. Adjustment formulas are designed to maintain the market value of the VRDN at approximately the par value of the VRDN upon the adjustment date. The adjustments typically are based upon the prime rate of a bank or some other appropriate interest rate adjustment index.

         The   Tax-Free   Funds  also  may  invest  in  VRDNs  in  the  form  of
participation interests ("Participating VRDNs") in variable rate tax-exempt obligations held by a financial institution, typically a commercial bank ("institution")Participating VRDNs provide a Fund with a specified undivided interest (up to 100%) of the underlying obligation and the right to demand payment of the unpaid principal balance plus accrued interest on the Participating VRDNs from the institution upon a specified number of days' notice, not to exceed seven. In addition, the Participating VRDN is backed by an irrevocable letter of credit or guaranty of the institution. A Fund has an undivided interest in the underlying obligation and thus participates on the same basis as the institution in such obligation except that the institution typically retains fees out of the interest paid on the obligation for servicing the obligation, providing the letter of credit and issuing the repurchase commitment.

         Participating VRDNs may be unrated or rated, and their creditworthiness may be a function of the creditworthiness of the issuer, the institution furnishing the irrevocable letter of credit, or both. Accordingly, the Tax-Free Funds may invest in such VRDNs, the issuers or underlying institutions of which the Manager believes are creditworthy and satisfy the quality requirements of the Funds. The Manager periodically monitors the creditworthiness of the issuer of such securities and the underlying institution.

         During periods of high inflation and periods of economic slowdown, together with the fiscal measures adopted by governmental authorities to attempt to deal with them, interest rates have varied widely. While the value of the underlying VRDN may change with changes in interest rates generally, the variable rate nature of the underlying VRDN should minimize changes in the value of the instruments. Accordingly, as interest rates decrease or increase, the potential for capital appreciation and the risk of potential capital depreciation is less than would be the case with a portfolio of fixed-income securities. The Tax-Free Funds may invest in VRDNs on which stated minimum or maximum rates, or maximum rates set by state law, limit the degree to which interest on such VRDNs may fluctuate; to the extent they do increases or decreases in value may be somewhat greater than would be the case without such limits. Because the adjustment of interest rates on the VRDNs is made in relation to movements of various interest rate adjustment indices, the VRDNs are not comparable to long-term fixed-rate securities. Accordingly, interest rates on the VRDNs may be higher or lower than current market rates for fixed-rate obligations of comparable quality with similar maturities.

         Municipal Securities. Because the Tax-Free Funds invest at least 80% of their total assets in obligations either issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies, authorities and instrumentalities, including industrial development bonds, as well as obligations of certain agencies and instrumentalities of the U.S. Government, the interest from which is, in the opinion of bond counsel to the issuer, exempt from federal income tax ("Municipal Securities"), or exempt from federal and California personal income tax ("California Municipal Securities"), and the California Money Fund invests at least 65% of its total assets in California Municipal Securities, and may invest in Municipal Securities, these Funds generally will have a lower yield than if they primarily purchased higher yielding taxable securities, commercial paper or other securities with correspondingly greater risk. Generally, the value of the Municipal Securities and California Municipal Securities held by these Funds will fluctuate inversely with interest rates.

         General Obligation Bonds. Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. The basic security behind general obligation bonds is the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to the rate or amount of special assessments.

         Revenue Bonds. A revenue bond is not secured by the full faith, credit and taxing power of an issuer. Rather, the principal security for a revenue bond is generally the net revenue derived from a particular facility, group of facilities or, in some cases, the proceeds of a special excise or other specific revenue source. Revenue bonds are issued to finance a wide variety of capital projects, including electric, gas, water, and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Although the principal security behind these bonds may vary, many provide additional security in the form of a debt service reserve fund that may be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. Some authorities provide further security in the form of a governmental assurance (although without obligation) to make up deficiencies in the debt service reserve fund.

         Industrial Development Bonds. Industrial development bonds, which may pay tax-exempt interest, are, in most cases, revenue bonds and are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business manufacturing, housing, sports, and pollution control. These bonds also are used to finance public facilities, such as airports, mass transit systems, ports and parking. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of the real and personal property so financed as security for such payment. As a result of 1986 federal tax legislation, industrial revenue bonds may no longer be issued on a tax-exempt basis for certain previously permissible purposes, including sports and pollution control facilities.

         Participation Interests. The Tax-Free Funds may purchase from financial institutions participation interests in Municipal Securities, such as industrial development bonds and municipal lease/purchase agreements. A participation interest gives a Fund an undivided interest in a Municipal Security in the proportion that the Fund's participation interest bears to the total principal amount of the Municipal Security. These instruments may have fixed, floating or variable rates of interest. If the participation interest is unrated, it will be backed by an irrevocable letter of credit or guarantee of a bank that the Board of Trustees has approved as meeting the Board's standards, or, alternatively, the payment obligation will be collateralized by U.S. Government securities

         For certain participation interests, these Funds will have the right to demand payment, on not more than seven days' notice, for all or any part of their participation interest in a Municipal Security, plus accrued interest. As to these instruments, these Funds intend to exercise their right to demand payment only upon a default under the terms of the Municipal Securities, as needed to provide liquidity to meet redemptions, or to maintain or improve the quality of their investment portfolios. The California Intermediate Bond Fund will not invest more than 15% of its total assets and the California Money Fund will not invest more than 10% of its total assets in participation interests that do not have this demand feature, and in other illiquid securities.

         Some participation interests are subject to a "nonappropriation" or "abatement" feature by which, under certain conditions, the issuer of the underlying Municipal Security may, without penalty, terminate its obligation to make payment. In such event, the holder of such security must look to the underlying collateral, which is often a municipal facility used by the issuer.

         Custodial Receipts. The Tax-Free Funds may purchase custodial receipts representing the right to receive certain future principal and interest payments on Municipal Securities that underlie the custodial receipts. A number of different arrangements are possible. In the most common custodial receipt arrangement, an issuer or a third party owning the Municipal Securities deposits such obligations with a custodian in exchange for two classes of custodial receipts with different characteristics. In each case, however, payments on the two classes are based on payments received on the underlying Municipal
Securities. One class has the characteristics of a typical auction-rate security, having its interest rate adjusted at specified intervals, and its ownership changes based on an auction mechanism. The interest rate of this class generally is expected to be below the coupon rate of the underlying Municipal
Securities and generally is at a level comparable to that of a Municipal Security of similar quality and having a maturity equal to the period between interest rate adjustments. The second class bears interest at a rate that exceeds the interest rate typically borne by a security of comparable quality and maturity; this rate also is adjusted, although inversely to changes in the rate of interest of the first class. If the interest rate on the first class exceeds the coupon rate of the underlying Municipal Securities, its interest rate will exceed the rate paid on the second class. In no event will the aggregate interest paid with respect to the two classes exceed the interest paid by the underlying Municipal Securities. The value of the second class and similar securities should be expected to fluctuate more than the value of a Municipal Security of comparable quality and maturity and their purchase by one of these Funds should increase the volatility of its net asset value and, thus, its price per share. These custodial receipts are sold in private placements and are subject to these Funds' limitation with respect to illiquid investments. The Tax-Free Funds also may purchase directly from issuers, and not in a private placement, Municipal Securities having the same characteristics as the custodial receipts.

         Tender Option Bonds. The Tax-Free Funds may purchase tender option bonds and similar securities. A tender option bond is a Municipal Security, generally held pursuant to a custodial arrangement, having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates, coupled with an agreement of a third party, such as a bank, broker-dealer or other financial institution, granting the security holders the option, at periodic intervals, to tender their securities to the institution and receive their face value. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the Municipal Security's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. The Manager, on behalf of a Tax-Free Fund, considers on a periodic basis the creditworthiness of the issuer of the underlying Municipal Security, of any custodian and of the third party provider of the tender option. In certain instances and for certain tender option bonds, the option may be terminable in the event of a default in payment of principal or interest on the underlying Municipal Obligations and for other reasons. The California Intermediate Bond Fund will not invest more than 15% of its total assets and the California Money Fund more than 10% of its total assets in securities that are illiquid (including tender option bonds with a tender feature that cannot be exercised on not more than seven days' notice if there is no secondary market available for these obligations).

         Obligations with Puts Attached. The Tax-Free Funds may purchase Municipal Securities together with the right to resell the securities to the seller at an agreed-upon price or yield within a specified period prior to the securities' maturity date. Although an obligation with a put attached is not a put option in the usual sense, it is commonly known as a "put" and is also referred to as a "stand-by commitment." These Funds will use such puts in accordance with regulations issued by the Securities and Exchange Commission ("SEC")In 1982, the Internal Revenue Service (the "IRS") issued a revenue ruling to the effect that, under specified circumstances, a regulated investment company would be the owner of tax-exempt municipal obligations acquired with a put option. The IRS also has issued private letter rulings to certain taxpayers (which do not serve as precedent for other taxpayers) to the effect that tax-exempt interest received by a regulated investment company with respect to such obligations will be tax-exempt in the hands of the company and may be distributed to its shareholders as exempt-interest dividends. The last such ruling was issued in 1983. The IRS subsequently announced that it will not ordinarily issue advance ruling letters as to the identity of the true owner of property in cases involving the sale of securities or participation interests therein if the purchaser has the right to cause the securities, or the participation interest therein, to be purchased by either the seller or a third party. The Tax-Free Funds intend to take the position that they are the owners of any municipal obligations acquired subject to a stand-by commitment or a similar put right and that tax-exempt interest earned with respect to such municipal obligations will be tax exempt in its hands. There is no assurance that stand-by commitments will be available to these Funds nor have they assumed that such commitments would continue to be available under all market conditions. There may be other types of municipal securities that become available and are similar to the foregoing described Municipal Securities in which these Funds may invest.

         Zero Coupon Bonds. To the extent allowed in the Prospectus, a Fund may invest in zero coupon securities, which are debt securities issued or sold at a discount from their face value and do not entitle the holder to any periodic payment of interest prior to maturity, a specified redemption date or a cash payment date. The amount of the discount varies depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and perceived credit quality of the issuer. Zero coupon securities also may take the form of debt securities that have been stripped of their unmatured interest coupons, the coupons themselves and receipts or certificates representing interests in such stripped debt obligations and coupons. The market prices of zero coupon securities are generally more volatile than the market prices of interest-bearing securities and respond more to changes in interest rates than interest-bearing securities with similar maturities and credit qualities.

Risk Factors/Special Considerations Relating to Debt Securities

         To the extent allowed in the Prospectus, a Fund may invest in debt securities that are rated below BBB by Standard & Poor's Corporation ("S&P"), Baa by Moody's Investors Service, Inc. ("Moody's") or BBB by Fitch Investor Services ("Fitch"), or, if unrated, are deemed to be of equivalent investment quality by the Manager. As an operating policy, which may be changed by the Board of Trustees without shareholder approval, a Fund will invest no more than 5% (15% for the Latin America Fund) of its assets in debt securities rated below Baa by Moody's or BBB by S&P, or, if unrated, of equivalent investment quality as determined by the Manager. The market value of debt securities generally varies in response to changes in interest rates and the financial condition of each issuer. During periods of declining interest rates, the value of debt securities generally increases. Conversely, during periods of rising interest rates, the value of such securities generally declines. The net asset value of a Fund will reflect these changes in market value.

         Bonds rated C by Moody's are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing. Bonds rated C by S&P are obligations on which no interest is being paid. Bonds rated below BBB or Baa are often referred to as "junk bonds."

         Although such bonds may offer higher yields than higher-rated securities, low-rated debt securities generally involve greater price volatility and risk of principal and income loss, including the possibility of default by, or bankruptcy of, the issuers of the securities. In addition, the markets in which low-rated debt securities are traded are more limited than those for higher-rated securities. The existence of limited markets for particular securities may diminish the ability of a Fund to sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or financial markets and could adversely affect, and cause fluctuations in, the per-share net asset value of the Fund.

         Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of low-rated debt securities, especially in a thinly traded market. Analysis of the creditworthiness of issuers of low-rated debt securities may be more complex than for issuers of higher-rated securities, and the ability of a Fund to achieve its investment objectives may, to the extent it invests in low-rated debt securities, be more dependent upon such credit analysis than would be the case if the Fund invested in higher-rated debt securities.

         Low-rated debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment-grade securities. The prices of low-rated debt securities have been found to be less sensitive to interest rate changes than higher-rated debt securities but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a sharper decline in the prices of low-rated debt securities because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of low-rated debt securities defaults, the Fund may incur additional expenses to seek financial recovery. The low-rated bond market is relatively new, and many of the outstanding low-rated bonds have not endured a major business downturn.

Hedging and Risk Management Practices

         In order to hedge against foreign currency exchange rate risks a Fund, to the extent allowed in the Prospectus, may enter into forward foreign currency exchange contracts ("forward contracts") and foreign currency futures contracts, as well as purchase put or call options on foreign currencies, as described below. The Fund also may conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market.

         To the extent allowed in the Prospectus, a Fund also may purchase other types of options and futures and may, in the future, write covered options, as described below and in the Prospectus.

         Forward Contracts. To the extent allowed in the Prospectus, a Fund may enter into forward contracts to attempt to minimize the risk from adverse changes in the relationship between the U.S. dollar and foreign currencies. A forward contract, which is individually negotiated and privately traded by currency traders and their customers, involves an obligation to purchase or sell a specific currency for an agreed-upon price at a future date.

         A Fund may enter into a forward contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency or is expecting a dividend or interest payment in order to "lock in" the U.S. dollar price of a security, dividend or interest payment. When a Fund believes that a foreign currency may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell an amount of that foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such currency, or when a Fund believes that the U.S. dollar may suffer a substantial decline against a foreign currency, it may enter into a forward contract to buy that currency for a fixed dollar amount.

         In connection with a Fund's forward contract transactions, an amount of the Fund's assets equal to the amount of its commitments will be held aside or segregated to be used to pay for the commitments. Accordingly, a Fund always will have cash, cash equivalents or liquid equity or debt securities denominated in the appropriate currency available in an amount sufficient to cover any commitments under these contracts. Segregated assets used to cover forward contracts will be marked to market on a daily basis. While these contracts are not presently regulated by the Commodity Futures Trading Commission ("CFTC"), the CFTC may in the future regulate them, and the ability of a Fund to utilize forward contracts may be restricted. Forward contracts may limit potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance by a Fund than if it had not entered into such contracts. A Fund generally will not enter into a forward foreign currency exchange contract with a term greater than one year.

         Futures Contracts and Options on Futures Contracts. To hedge against movements in interest rates, securities prices or currency exchange rates a Fund, to the extent allowed in the Prospectus, may purchase and sell various kinds of futures contracts and options on futures contracts. These Funds also may enter into closing purchase and sale transactions with respect to any such contracts and options. Futures contracts may be based on various securities (such as U.S. Government securities), securities indices, foreign currencies and other financial instruments and indices.

         These Funds have filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the CFTC and the National Futures Association, which regulate trading in the futures markets, before engaging in any purchases or sales of futures contracts or options on futures contracts. Pursuant to Section 4.5 of the regulations under the Commodity Exchange Act, the notice of eligibility included the representation that these Funds will use futures contracts and related options for bona fide hedging purposes within the meaning of CFTC regulations, provided that a Fund may hold positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions if the aggregate initial margin and premiums required to establish such positions will not exceed 5% of that Fund's net assets (after taking into account unrealized profits and unrealized losses on any such positions) and that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded from such 5%.

         These Funds will attempt to determine whether the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by these Funds or which they expect to purchase. These Funds' futures transactions generally will be entered into only for traditional hedging purposes -- i.e., futures contracts will be sold to protect against a decline in the price of securities or currencies and will be purchased to protect a Fund against an increase in the price of securities it intends to purchase (or the currencies in which they are denominated)All futures contracts entered into by these Funds are traded on U.S. exchanges or boards of trade licensed and regulated by the CFTC or on foreign exchanges.

         Positions taken in the futures markets are not normally held to maturity but are instead liquidated through offsetting or "closing" purchase or sale transactions, which may result in a profit or a loss. While these Funds' futures contracts on securities or currencies will usually be liquidated in this manner, a Fund may make or take delivery of the underlying securities or currencies whenever it appears economically advantageous. A clearing corporation associated with the exchange on which futures on securities or currencies are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

         By using futures contracts to hedge their positions, these Funds seek to establish more certainty than would otherwise be possible with respect to the effective price, rate of return or currency exchange rate on portfolio securities or securities that these Funds propose to acquire. For example, when interest rates are rising or securities prices are falling, a Fund can seek, through the sale of futures contracts, to offset a decline in the value of its current portfolio securities. When rates are falling or prices are rising, a Fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market with respect to anticipated purchases. Similarly, a Fund can sell futures contracts on a specified currency to protect against a decline in the value of such currency and its portfolio securities which are denominated in such currency. A Fund can purchase futures contracts on a foreign currency to fix the price in U.S. dollars of a security denominated in such currency that such Fund has acquired or expects to acquire.

         As part of its hedging strategy, a Fund also may enter into other types of financial futures contracts if, in the opinion of the Manager, there is a sufficient degree of correlation between price trends for the Fund's portfolio securities and such futures contracts. Although under some circumstances prices of securities in a Fund's portfolio may be more or less volatile than prices of such futures contracts, the Manager will attempt to estimate the extent of this difference in volatility based on historical patterns and to compensate for it by having that Fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting that Fund's securities portfolio. When hedging of this character is successful, any depreciation in the value of portfolio securities can be substantially offset by appreciation in the value of the futures position. However, any unanticipated appreciation in the value of a Fund's portfolio securities could be offset substantially by a decline in the value of the futures position.

         The acquisition of put and call options on futures contracts gives a Fund the right (but not the obligation), for a specified price, to sell or purchase the underlying futures contract at any time during the option period. Purchasing an option on a futures contract gives a Fund the benefit of the futures position if prices move in a favorable direction, and limits its risk of loss, in the event of an unfavorable price movement, to the loss of the premium and transaction costs.

         A Fund may terminate its position in an option contract by selling an offsetting option on the same series. There is no guarantee that such a closing transaction can be effected. A Fund's ability to establish and close out positions on such options is dependent upon a liquid market.

         Loss  from  investing  in  futures   transactions  by  these  Funds  is
potentially unlimited.

         These Funds will engage in transactions in futures contracts and related options only to the extent such transactions are consistent with the requirements of the Internal Revenue Code of 1986, as amended, for maintaining their qualification as a regulated investment company for federal income tax purposes.

         Options on Securities, Securities Indices and Currencies. To the extent allowed in the Prospectus, a Fund may purchase put and call options on securities in which it has invested, on foreign currencies represented in its portfolios and on any securities index based in whole or in part on securities in which the Fund may invest. The Fund also may enter into closing sales transactions in order to realize gains or minimize losses on options they have purchased.

         A Fund normally will purchase call options in anticipation of an increase in the market value of securities of the type in which it may invest or a positive change in the currency in which such securities are denominated. The purchase of a call option would entitle a Fund, in return for the premium paid, to purchase specified securities or a specified amount of a foreign currency at a specified price during the option period.

         A Fund may purchase and sell options traded on U.S. and foreign exchanges. Although these Funds will generally purchase only those options for which there appears to be an active secondary market, there can be no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. For some options, no secondary market on an exchange may exist. In such event, it might not be possible to effect closing transactions in particular options, with the result that a Fund would have to exercise its options in order to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities.

         Secondary markets on an exchange may not exist or may not be liquid for a variety of reasons including: (i) insufficient trading interest in certain options; (ii) restrictions on opening transactions or closing transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances which interrupt normal operations on an exchange; (v) inadequate facilities of an exchange or the Options Clearing Corporation to handle current trading volume at all times; or (vi)
discontinuance in the future by one or more exchanges for economic or other reasons, of trading of options (or of a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

         Although the Funds do not currently intend to do so, they may, in the future, write (i.e., sell) covered put and call options on securities, securities indices and currencies in which they may invest. A covered call option involves a Fund's giving another party, in return for a premium, the right to buy specified securities owned by the Fund at a specified future date and price set at the time of the contract. A covered call option serves as a partial hedge against the price decline of the underlying security. However, by writing a covered call option, a Fund gives up the opportunity, while the option is in effect, to realize gain from any price increase (above the option exercise price) in the underlying security. In addition, a Fund's ability to sell the underlying security is limited while the option is in effect unless the Fund effects a closing purchase transaction.

         The Funds also may write covered put options that give the holder of the option the right to sell the underlying security to the Fund at the stated exercise price. A Fund will receive a premium for writing a put option but will be obligated for as long as the option is outstanding to purchase the underlying security at a price that may be higher than the market value of that security at the time of exercise. In order to "cover" put options it has written, a Fund will cause its custodian to segregate cash, cash equivalents, U.S. Government securities or other liquid equity or debt securities with at least the value of the exercise price of the put options. A Fund will not write put options if the aggregate value of the obligations underlying the put options exceeds 25% of the Fund's total assets.

         There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of the Options Clearing Corporation inadequate, and result in the institution by an exchange of special procedures that may interfere with the timely execution of the Funds' orders.

Other Investment Practices

         Repurchase Agreements. As noted in the Prospectus, the Funds may enter into repurchase agreements. A Fund's repurchase agreements will generally involve a short-term investment in a U.S. Government security or other high-grade liquid debt security, with the seller of the underlying security agreeing to repurchase it at a mutually agreed-upon time and price. The repurchase price is generally higher than the purchase price, the difference being interest income to the Fund. Alternatively, the purchase and repurchase prices may be the same, with interest at a stated rate due to a Fund together with the repurchase price on the date of repurchase. In either case, the income to a Fund is unrelated to the interest rate on the underlying security.

         Under each repurchase agreement, the seller is required to maintain the value of the securities subject to the repurchase agreement at not less than their repurchase price. The Manager, acting under the supervision of the Boards, reviews on a periodic basis the suitability and creditworthiness, and the value of the collateral, of those sellers with whom the Funds enter into repurchase agreements to evaluate potential risk. All repurchase agreements will be made pursuant to procedures adopted and regularly reviewed by the Boards.

         The Funds generally will enter into repurchase agreements of short maturities, from overnight to one week, although the underlying securities will generally have longer maturities. The Funds regard repurchase agreements with maturities in excess of seven days as illiquid. A Fund may not invest more than 15% (10% in the case of the Money Market Funds) of the value of its net assets in illiquid securities, including repurchase agreements with maturities greater than seven days.

         For purposes of the Investment Company Act, a repurchase agreement is deemed to be a collateralized loan from a Fund to the seller of the security subject to the repurchase agreement. It is not clear whether a court would consider the security acquired by a Fund subject to a repurchase agreement as being owned by that Fund or as being collateral for a loan by the Fund to the seller. If bankruptcy or insolvency proceedings are commenced with respect to the seller of the security before its repurchase, a Fund may encounter delays and incur costs before being able to sell the security. Delays may involve loss of interest or a decline in price of the security. If a court characterizes such a transaction as a loan and a Fund has not perfected a security interest in the security, the Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor. As such, a Fund would be at risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt instrument purchased for a Fund, the Manager seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the seller of the security.

         Apart from the risk of bankruptcy or insolvency proceedings, a Fund also runs the risk that the seller may fail to repurchase the security. However, the Funds always require collateral for any repurchase agreement to which they are a party in the form of securities acceptable to them, the market value of which is equal to at least 100% of the amount invested by the Funds plus accrued interest, and the Funds make payment against such securities only upon physical delivery or evidence of book entry transfer to the account of its custodian bank. If the market value of the security subject to the repurchase agreement becomes less than the repurchase price (including interest), a Fund, pursuant to its repurchase agreement, may require the seller of the security to deliver additional securities so that the market value of all securities subject to the repurchase agreement equals or exceeds the repurchase price (including interest) at all times.

         The Funds may participate in one or more joint accounts with each other and other series of the Trusts that invest in repurchase agreements collateralized, subject to their investment policies, either by (i) obligations issued or guaranteed as to principal and interest by the U.S. Government or by one of its agencies or instrumentalities, or (ii) privately issued mortgage-related securities that are in turn collateralized by securities issued by GNMA, FNMA or FHLMC, and are rated in the highest rating category by a nationally recognized statistical rating organization, or, if unrated, are deemed by the Manager to be of comparable quality using objective criteria. Any such repurchase agreement will have, with rare exceptions, an overnight, over-the-weekend or over-the-holiday duration, and in no event have a duration of more than seven days.

         Reverse Repurchase Agreements. To the extent allowed in the Prospectus, a Fund may enter into reverse repurchase agreements, as set forth in the Prospectus. A Fund typically will invest the proceeds of a reverse repurchase agreement in money market instruments or repurchase agreements maturing not later than the expiration of the reverse repurchase agreement. This use of proceeds involves leverage, and a Fund will enter into a reverse repurchase agreement for leverage purposes only when the Manager believes that the interest income to be earned from the investment of the proceeds would be greater than the interest expense of the transaction. A Fund also may use the proceeds of reverse repurchase agreements to provide liquidity to meet redemption requests when sale of the Fund's securities is disadvantageous.

         The Funds cause their custodian to segregate liquid assets, such as cash, U.S. Government securities or other liquid equity or debt securities equal in value to their obligations (including accrued interest) with respect to reverse repurchase agreements. Such assets are marked to market daily to ensure that full collateralization is maintained.

         Dollar Roll Transactions. To the extent allowed in the Prospectus, a Fund may enter into dollar roll transactions. A dollar roll transaction involves a sale by a Fund of a security to a financial institution concurrently with an agreement by that Fund to purchase a similar security from the institution at a later date at an agreed-upon price. The securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories than those sold. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional portfolio securities of that Fund, and the income from these investments, together with any additional fee income received on the sale, may or may not generate income for that Fund exceeding the yield on the securities sold.

         At the time a Fund enters into a dollar roll transaction, it causes its custodian to segregate liquid assets such as cash, U.S. Government securities or other liquid equity or debt securities having a value equal to the purchase price for the similar security (including accrued interest) and subsequently marks the assets to market daily to ensure that full collateralization is maintained.

         Lending of Portfolio Securities. Although the Funds currently do not intend to do so, a Fund may lend its portfolio securities having a value of up to 30% of its total assets in order to generate additional income. Such loans may be made to broker-dealers or other financial institutions whose creditworthiness is acceptable to the Manager. These loans would be required to be secured continuously by collateral, including cash, cash equivalents, irrevocable letters of credit, U.S. Government securities, or other high-grade liquid debt securities, maintained on a current basis (i.e., marked to market daily) at an amount at least equal to 100% of the market value of the securities loaned plus accrued interest. A Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker. Loans are subject to termination at the option of a Fund or the borrower at any time. Upon such termination, a Fund is entitled to obtain the return of the securities loaned within five business days.

         For the duration of the loan, a Fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, will receive proceeds from the investment of the collateral and will continue to retain any voting rights with respect to those securities. As with other extensions of credit, there are risks of delay in recovery or even losses of rights in the securities loaned should the borrower of the securities fail financially. However, the loans will be made only to borrowers deemed by the Manager to be creditworthy, and when, in the judgment of the Manager, the income which can be earned currently from such loans justifies the attendant risk.

         When-Issued and Forward Commitment Securities. To the extent allowed in the Prospectus, a Fund may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" or "delayed delivery" basis. The price of such securities is fixed at the time the commitment to purchase or sell is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within one month of the purchase; during the period between purchase and settlement, no payment is made by a Fund to the issuer. While the Funds reserve the right to sell when-issued or delayed delivery securities prior to the settlement date, the Funds intend to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time a Fund makes a commitment to purchase a security on a when-issued or delayed delivery basis, it will record the transaction and reflect the value of the security in determining its net asset value. The market value of the when-issued securities may be more or less than the settlement price. The Funds do not believe that their net asset values will be adversely affected by their purchase of securities on a when-issued or delayed delivery basis. The Funds cause their custodian to segregate cash, U.S. Government securities or other liquid equity or debt securities with a value equal in value to commitments for when-issued or delayed delivery securities. The segregated securities either will mature or, if necessary, be sold on or before the settlement date. To the extent that assets of a Fund are held in cash pending the settlement of a purchase of securities, that Fund will earn no income on these assets.

         To the extent allowed in the Prospectus, a Fund may seek to hedge investments or to realize additional gains through forward commitments to sell high-grade liquid debt securities it does not own at the time it enters into the commitments. Such forward commitments effectively constitute a form of short sale. To complete such a transaction, the Fund must obtain the security which it has made a commitment to deliver. If the Fund does not have cash available to purchase the security it is obligated to deliver, it may be required to liquidate securities in its portfolio at either a gain or a loss, or borrow cash under a reverse repurchase or other short-term arrangement, thus incurring an additional expense. In addition, the Fund may incur a loss as a result of this type of forward commitment if the price of the security increases between the date the Fund enters into the forward commitment and the date on which it must purchase the security it is committed to deliver. The Fund will realize a gain from this type of forward commitment if the security declines in price between those dates. The amount of any gain will be reduced, and the amount of any loss increased, by the amount of the interest or other transaction expenses the Fund may be required to pay in connection with this type of forward commitment. Whenever this Fund engages in this type of transaction, it will segregate assets as discussed above.

         Illiquid Securities. To the extent allowed in the Prospectus, a Fund may invest in illiquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities and includes, among others, repurchase agreements maturing in more than seven days, certain restricted securities and securities that are otherwise not freely transferable. Illiquid securities also include shares of an investment company held by a Fund in excess of 1% of the total outstanding shares of that investment company. Restricted securities may be sold only in privately negotiated transactions or in public offerings with respect to which a registration statement is in effect under the Securities Act of 1933, as amended ("1933 Act")Illiquid securities acquired by the Funds may include those that are subject to restrictions on transferability contained in the securities laws of other countries. Securities that are freely marketable in the country where they are principally traded, but that would not be freely marketable in the United States, will not be considered illiquid. Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than prevailed when it decided to sell.

         In recent years a large institutional market has developed for certain securities that are not registered under the 1933 Act, including securities sold in private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments often are restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be resold readily or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not determinative of the liquidity of such investments.

         Rule 144A under the 1933 Act establishes a safe harbor from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities sold pursuant to Rule 144A in many cases provide both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets might include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified buyers interested in purchasing Rule 144A-eligible restricted securities, however, could adversely affect the marketability of such portfolio securities and result in a Fund's inability to dispose of such securities promptly or at favorable prices.

         The Boards of Trustees have delegated the function of making day-to-day determinations of liquidity to the Manager pursuant to guidelines approved by the Boards. The Manager takes into account a number of factors in reaching liquidity decisions, including, but not limited to: (i) the frequency of trades for the security, (ii) the number of dealers that quote prices for the security,
(iii) the number of dealers that have undertaken to make a market in the security, (iv) the number of other potential purchasers, and (v) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how bids are solicited and the mechanics of transfer)The Manager monitors the liquidity of restricted securities in the Funds' portfolios and reports periodically on such decisions to the Boards.


                                  RISK FACTORS

         The following describes certain risks involved with investing in the Funds. Investors in the U.S. Asset Allocation Fund and the Global Asset
Allocation Fund should note the risks involved with each Underlying Fund, because the U.S. Asset Allocation Fund and the Global Asset Allocation Fund are "funds-of-funds."

Foreign Securities

         Investors in Funds that may, as allowed by the Prospectus, invest in foreign securities should consider carefully the substantial risks involved in securities of companies located or doing business in, and governments of, foreign nations, which are in addition to the usual risks inherent in domestic investments. There may be less publicly available information about foreign companies comparable to the reports and ratings published regarding companies in the United States. Foreign companies are often not subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements often may not be comparable to those applicable to U.S. companies. Many foreign markets have substantially less volume than either the established domestic securities exchanges or the OTC markets. Securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commission rates in foreign countries, which may be fixed rather than subject to negotiation as in the U.S., are likely to be higher. In many foreign countries there is less government supervision and regulation of securities exchanges, brokers and listed companies than in the U.S., and capital requirements for brokerage firms are generally lower. Settlement of transactions in foreign securities may, in some instances, be subject to delays and related administrative uncertainties.

Emerging Market Countries

         To the extent allowed in the Prospectus, a Fund may invest in securities of companies domiciled in, and in markets of, so-called "emerging market countries." These investments may be subject to potentially higher risks than investments in developed countries. These risks include (i) volatile social, political and economic conditions; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility;
(iii) the existence of national policies which may restrict these Funds' investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; (v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until recently in certain emerging market countries, of a capital market structure or market-oriented economy; and (vii) the possibility that recent favorable economic developments in certain emerging market countries may be slowed or reversed by unanticipated political or social events in such countries.

Exchange Rates and Polices

         Funds, to the extent allowed in the Prospectus, that buy and sell foreign currencies endeavor to do so on favorable terms. Some price spreads on currency exchange (to cover service charges) may be incurred, particularly when these Funds change investments from one country to another or when proceeds from the sale of shares in U.S. dollars are used for the purchase of securities in foreign countries. Also, some countries may adopt policies which would prevent these Funds from repatriating invested capital and dividends, withhold portions of interest and dividends at the source, or impose other taxes, with respect to these Funds' investments in securities of issuers of that country. There also is the possibility of expropriation, nationalization, confiscatory or other taxation, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability, or diplomatic developments that could adversely affect investments in securities of issuers in those nations.

         These Funds may be affected either favorably or unfavorably by fluctuations in the relative rates of exchange between the currencies of different nations, exchange control regulations and indigenous economic and political developments.

         The Boards of both Trusts consider at least annually the likelihood of the imposition by any foreign government of exchange control restrictions that would affect the liquidity of the Funds' assets maintained with custodians in foreign countries, as well as the degree of risk from political acts of foreign governments to which such assets may be exposed. The Boards also consider the degree of risk attendant to holding portfolio securities in domestic and foreign securities depositories (see "Investment Management and Other Services").

Hedging Transactions

         While transactions in forward contracts, options, futures contracts and options on futures (i.e., "hedging positions") may reduce certain risks, such transactions themselves entail certain other risks. Thus, while a Fund may benefit from the use of hedging positions, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance for that Fund than if it had not entered into any hedging positions. If the correlation between a hedging position and portfolio position which is intended to be protected is imperfect, the desired protection may not be obtained, and a Fund may be exposed to risk of financial loss.

         Perfect correlation between a Fund's hedging positions and portfolio positions may be difficult to achieve because hedging instruments in many foreign countries are not yet available. In addition, it is not possible to hedge fully against currency fluctuations affecting the value of securities denominated in foreign currencies because the value of such securities is likely to fluctuate as a result of independent factors not related to currency fluctuations.

California Municipal Securities

         The information set forth below is a general summary intended to give a recent historical description. It is not a discussion of any specific factors that may affect any particular issuer of California Municipal Securities. The information is not intended to indicate continuing or future trends in the condition, financial or otherwise, of California. Such information is derived from official statements utilized in connection with securities offerings of the State of California that have come to the attention of the Trusts and were available prior to the date of this Statement of Additional Information. Such information has not been independently verified by the California Intermediate Bond and California Money Funds.

         Because the California  Intermediate  Bond and  California  Money Funds
expect to invest substantially all of their assets in California Municipal Securities, they will be susceptible to a number of complex factors affecting the issuers of California Municipal Securities, including national and local political, economic, social, environmental and regulatory policies and conditions. These Funds cannot predict whether or to what extent such factors or other factors may affect the issuers of California Municipal Securities, the market value or marketability of such securities or the ability of the respective issuers of such securities acquired by these Funds to pay interest on, or principal of, such securities. The creditworthiness of obligations issued by local California issuers may be unrelated to the creditworthiness of obligations issued by the State of California, and there is no responsibility on the part of the State of California to make payments on such local obligations. There may be specific factors that are applicable in connection with investment in the obligations of particular issuers located within California, and it is possible these Funds will invest in obligations of particular issuers as to which such specific factors are applicable.

         From mid-1990 to late 1993, California suffered the most severe recession in the State since the 1930s. Construction, manufacturing (especially aerospace), exports and financial services, among other industries, have been severely affected. Since the start of 1994, however, California's economy has been on a steady recovery. The rate of economic growth in California in 1996, in terms of job gains, exceeded that of the rest of the United States. The State added nearly 350,000 jobs during 1996, surpassing its pre-recession employment peak of 12.7 million jobs. Another 380,000 jobs are expected to be created in 1997. The unemployment rate, while still higher than the national average, fell to the low 6 percent range in mid-1997, compared to over 10 percent during the recession. Many of the new jobs were created in such industries as computer services, software design, motion pictures and high technology manufacturing. Business services, export trade and other manufacturing also experienced growth. All major economic regions of the State grew, with particularly large gains in the Silicon Valley region of Northern California.

         The recession severely affected State revenues while the State's health and welfare costs were increasing. Consequently, the State had a lengthy period of budget imbalance; the State's accumulated budget deficit approached $2.8 billion at its peak at June 30, 1993. A consequence of the large budget deficits has been that the State depleted its available cash resources and had to use a series of external borrowings to meet its cash needs. With the end of the recession, the State's financial condition has improved in the 1995-96 and 1996-97 fiscal years, with a combination of better than expected revenues, slowdown in growth of social welfare programs, and continued spending restraint. As of June 30, 1997, the State's budget reserve had a positive cash balance of $281 million. No deficit borrowing has occurred at the end of the last two fiscal years and the State's cash flow borrowing was limited to $3 billion in 1996-97.

         In each of these two fiscal years, the State budget contained the following major features:

         1. Expenditures for K-14 schools grew significantly, as new revenues were directed to school spending under Proposition 98.

         2. The budgets restrained health and welfare spending levels and attempted to reduce General Fund spending by calling for greater support from the federal government. The State also attempted to shift to the federal government a larger share of the cost of incarceration and social services for illegal immigrants. Federal support never reached the levels anticipated when the budgets were enacted. These funding shortfalls were filled, however, by revenue collections which exceeded expectations.

         3. General Fund support for the University of California and California State Universities grew by an average of 5.2 percent and 3.3 percent per year, respectively, and there were no increases in student fees.

         4. General Fund support for the Department of Corrections grew as needed to meet increased prison population. No new prisons were approved for construction, however.

         5. There were no tax increases and, starting January 1, 1997, there was a 5 percent cut in corporate taxes. The suspension of the Renters Tax Credit was continued.

         As noted, the economy grew strongly during these fiscal years, and as a result, the General Fund took in substantially greater tax revenues (around $2.2 billion in 1995-96 and $1.6 billion in 1996-97) than were initially planned when the budgets were enacted. These additional funds were largely directed to school spending as mandated by Proposition 98, and to make up shortfalls from reduced federal health and welfare aid. As a result, there was not any dramatic increase in budget reserves, although the accumulated budget deficit from the recession years was finally eliminated in the past fiscal years.

         On August 18, 1997, the Governor signed the 1997-98 Budget Act. The Budget Act anticipates General Fund revenues and transfers of $52.5 billion (a
6.8 percent increase over the final 1996-97 levels), and expenditures of $52.8 billion (an 8.0 percent increase from the 1996-97 levels)On a budgetary basis, the budget reserve (SFEU) is projected to decrease from $408 million at June 30, 1997 to $112 million at June 30, 1998. The Budget Act also includes Special Fund expenditures of $14.4 billion (as against estimated Special Fund revenues of $14.0 billion), and $2.1 billion of expenditures from various Bond Funds. Following enactment of the Budget Act, the State implemented its annual cash flow borrowing program, issuing $3 billion of notes which mature on June 30, 1998.

         The following are major features of the 1997-98 Budget Act:

         1. For the second year in a row, the Budget contains a large increase in funding for K-14 education, reflecting strong revenues which have exceeded initial budgeted amounts. Part of the nearly $1.75 billion in increased spending is allocated to prior fiscal years.

         2. The Budget Act reflects a $1.235 billion pension case judgment payment, and returns funding of the State's pension contribution to the quarterly basis existing prior to the deferral actions invalidated by the courts.

         3. Continuing the third year of a four-year "compact" which the State Administration has made with higher education units, funding from the General Fund for the University of California and California State University has increased by about 6 percent ($121 million and $107 million, respectively), and there was no increase in student fees.

         4. Because of the effect of the pension payment, most other State programs were continued at 1996-97 levels.

         5. Health and welfare costs are contained, continuing generally the grant levels from prior years, as part of the initial implementation of the new CalWORKs welfare reform program.

         6. Unlike prior years, this Budget Act does not depend on uncertain federal budget actions. About $300 million in federal funds, already included in the federal FY 1997 and 1998 budgets, are included in the Budget Act, to offset incarceration costs for illegal immigrants.

         7.       The  Budget  Act  contains  no  tax  increases,   and  no  tax
                  reductions. The Renters Tax Credit was suspended for another year, saving approximately $500 million.

         After enactment of the Budget Act, and prior to the end of the Legislative Session on September 12, 1997, the Legislature and the Governor reached certain agreements related to State expenditures and taxes. The Legislature passed a bill restoring $203 million of education-related expenditures which the Governor had vetoed in the original Budget Act, based on agreement with the Governor on an education testing program. The Legislature also passed a bill to restore $48 million of welfare cost savings which had been part of earlier legislation vetoed by the Governor. The Legislature also passed several bills encompassing a coordinated package of fiscal reforms, mostly to take effect after the 1997-98 Fiscal Year. Included in the legislation already signed by the Governor are a variety of phased-in tax cuts, conformity with certain provisions of the federal tax reform law passed earlier in the year, and reform of funding for county trial courts, with the State to assume greater financial responsibility.


         Because of the deterioration in the State's budget and cash situation, the State's credit ratings have been reduced. Since late 1991, all three major nationally recognized statistical rating organizations have lowered their ratings for general obligation bonds of the State from the highest ranking of "AAA" to "A+" by S&P, "A1" by Moody's and "A+" by Fitch Investors Service, Inc. However, prior to the October 8, 1997, sale of $1 billion in general obligation bonds, Fitch raised California's general obligation bond rating from "A+" to "AA-", however S&P and Moody's did not follow suit, confirming those ratings at "A+" and "A1", respectively. It is not presently possible to determine whether, or the extent to which, Moody's, S&P or Fitch will change such ratings in the future. It should be noted that the creditworthiness of obligations issued by local California issuers may be unrelated to the creditworthiness of obligations issued by the State, and there is no obligation on the part of the State to make payment on such local obligations in the event of default.


         Constitutional and Statutory Limitations. Article XIII A of the California Constitution (which resulted from the voter approved Proposition 13 in 1978) limits the taxing powers of California public agencies. With certain exceptions, the maximum ad valorem tax on real property cannot exceed one percent of the "full cash value" of the property; Article XIII A also effectively prohibits the levying of any other ad valorem property tax for general purposes. One exception to Article XIII A permits an increase in ad valorem taxes on real property in excess of one percent for certain bonded indebtedness approved by two-thirds of the voters voting on the proposed indebtedness. The "full cash value" of property may be adjusted annually to reflect increases (not to exceed two percent) or decreases, in the consumer price index or comparable local data, or to reflect reductions in property value caused by substantial damage, destruction or other factors, or when there is a "change in ownership" or "new construction".

         Constitutional   challenges  to  Article  XIII  A  to  date  have  been
unsuccessful. In 1992, the United States Supreme Court ruled that notwithstanding the disparate property tax burdens that Proposition 13 might place on otherwise comparable properties, those provisions of Proposition 13 do not violate the Equal Protection Clause of the United States Constitution.

         In response to the significant reduction in local property tax revenue caused by the passage of Proposition 13, the State enacted legislation to provide local governments with increased expenditures from the General Fund. This fiscal relief has ended, however.

         Article XIII B of the California Constitution generally limits the amount of appropriations of the State and of local governments to the amount of appropriations of the entity for such prior year, adjusted for changes in the cost of living, population and the services that the government entity has financial responsibility for providing. To the extent the "proceeds of taxes" of the State and/or local government exceed its appropriations limit, the excess revenues must be rebated. Certain expenditures, including debt service on certain bonds and appropriations for qualified capital outlay projects, are not included in the appropriations limit.

         In 1986, California voters approved an initiative statute known as Proposition 62. This initiative further restricts the ability of local governments to raise taxes and allocate approved tax receipts. While some decisions of the California Courts of Appeal have held that portions of Proposition 62 are unconstitutional, the California Supreme Court recently upheld Proposition 62's requirement that special taxes be approved by a two-thirds vote of the voters voting in an election on the issue. This recent decision may invalidate other taxes that have been imposed by local governments in California and make it more difficult for local governments to raise taxes.

         In 1988 and 1990, California voters approved initiatives known as Proposition 98 and Proposition 111, respectively. These initiatives changed the State's appropriations limit under Article XIII B to (i) require that the State set aside a prudent reserve fund for public education, and (ii) guarantee a minimum level of State funding for public elementary and secondary schools and community colleges.

         In November 1996, California voters approved Proposition 218. The initiative applied the provisions of Proposition 62 to all entities, including charter cities. It requires that all taxes for general purposes obtain a simple majority popular vote and that taxes for special purposes obtain a two-thirds majority vote. Prior to the effectiveness of Proposition 218, charter cities could levy certain taxes such as transient occupancy taxes and utility user's taxes without a popular vote. Proposition 218 will also limit the authority of local governments to impose property-related assessments, fees and charges, requiring that such assessments be limited to the special benefit conferred and prohibiting their use for general governmental services. Proposition 218 also allows voters to use their initiative power to reduce or repeal previously-authorized taxes, assessments, fees and charges.

         The effect of constitutional and statutory changes and of budget developments on the ability of California issuers to pay interest and principal on their obligations remains unclear, and may depend on whether a particular bond is a general obligation or limited obligation bond (limited obligation bonds being generally less affected)There is no assurance that any California issuer will make full or timely payments of principal or interest or remain solvent. For example, in December 1994, Orange County filed for bankruptcy

         Certain tax-exempt securities in which a Fund may invest may be obligations payable solely from the revenues of specific institutions, or may be secured by specific properties, which are subject to provisions of California law that could adversely affect the holders of such obligations. For example, the revenues of California health care institutions may be subject to state laws, and California law limits the remedies of a creditor secured by a mortgage or deed of trust on real property.

         In addition, it is impossible to predict the time, magnitude, or location of a major earthquake or its effect on the California economy. In January 1994, a major earthquake struck the Los Angeles area, causing significant damage in a four-county area. The possibility exists that another such earthquake could create a major dislocation of the California economy.

         The Tax-Free Funds' (other than the Federal Money Fund) concentration in California Municipal Securities provides a greater level of risk than a fund that is diversified across numerous states and municipal entities.


                             INVESTMENT RESTRICTIONS

         The following policies and investment restrictions have been adopted by each Fund and (unless otherwise noted) are fundamental and cannot be changed without the affirmative vote of a majority of a Fund's outstanding voting securities as defined in the Investment Company Act. A Fund may not:

         1. In the case of each Fixed Income Fund, purchase any common stocks or other equity securities, except that a Fund may invest in securities of other investment companies as described above and consistent with restriction number 9 below.

         2. With respect to 75% (100% for the Federal Money Fund) of its total assets, invest in the securities of any one issuer (other than the U.S. Government and its agencies and instrumentalities) if immediately after and as a result of such investment more than 5% of the total assets of a Fund would be invested in such issuer. There are no limitations with respect to the remaining 25% of its total assets, except to the extent other investment restrictions may be applicable (not applicable to the Federal Money Fund). This investment restriction does not apply to the U.S. Asset Allocation and Global Asset Allocation Funds nor the California Intermediate Bond Fund.

         3. Make loans to others, except (a) through the purchase of debt securities in accordance with its investment objective and policies, (b) through the lending of up to 30% of its portfolio securities as described above and in its Prospectus, or (c) to the extent the entry into a repurchase agreement or a reverse dollar roll transaction is deemed to be a loan.

         4.

                  (a) Borrow money, except for temporary or emergency purposes from a bank, or pursuant to reverse repurchase agreements or dollar roll transactions for a Fund that uses such investment techniques and then not in excess of one-third of the value of its total assets (at the lower of cost or fair market value)Any such borrowing will be made only if immediately thereafter  there  is an asset  coverage  of at least
                           300%  of  all   borrowings

                           (excluding any fully collateralized reverse repurchase agreements and dollar roll transactions the Fund may enter into), and no additional investments may be made while any such borrowings are in excess of 10% of total assets.

                  (b) Mortgage, pledge or hypothecate any of its assets except in connection with permissible borrowings and permissible forward contracts, futures contracts, option contracts or other hedging transactions.

         5.       Except as  required in  connection  with  permissible  hedging activities, purchase securities on margin or underwrite securities(This does not preclude a Fund from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities.)

         6. Buy or sell real estate or commodities or commodity contracts; however, a Fund, to the extent not otherwise prohibited in the Prospectus or this Statement of Additional Information, may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts, and may purchase or sell currencies (including forward currency exchange contracts), futures contracts and related options generally as described in the Prospectus and this Statement of Additional Information.

         7. Invest in securities of other investment companies, except to the extent permitted by the Investment Company Act and discussed in the Prospectus or this Statement of Additional Information, or as such securities may be acquired as part of a merger, consolidation or acquisition of assets.

         8. Invest, in the aggregate, more than 15% (10% for the Money Market Funds) of its net assets in illiquid securities, including (under current SEC interpretations) restricted securities (excluding liquid Rule 144A-eligible restricted securities), securities which are not otherwise readily marketable, repurchase agreements that mature in more than seven days and over-the-counter options (and securities underlying such options) purchased by a Fund(This is an operating policy which may be changed without shareholder approval, consistent with the Investment Company Act, changes in relevant SEC interpretations).

         9. Invest in any issuer for purposes of exercising control or management of the issuer(This is an operating policy which may be changed without shareholder approval, consistent with the Investment Company Act.)

         10. Except with respect to communications companies for the Communications Fund, as described in the Prospectus, invest more than 25% of the market value of its total assets in the securities of companies engaged in any one industry(This does not apply to investment in the securities of the U.S. Government, its agencies or instrumentalities or California Municipal Obligations or Municipal Obligations for the Tax-Free Funds.) For purposes of this restriction, the Funds generally rely on the U.S. Office of Management and Budget's Standard Industrial Classifications.

         11. Issue senior securities, as defined in the Investment Company Act, except that this restriction shall not be deemed to prohibit a Fund from (a) making any permitted borrowings, mortgages or pledges, or (b) entering into permissible repurchase and dollar roll transactions.

         12. Except as described in the Prospectus and this Statement of Additional Information, acquire or dispose of put, call, straddle or spread options subject to the following conditions (for other than the Total Return Bond, Short Bond and California Intermediate Bond Funds):

                  (a)      such options are written by other persons, and

                  (b) the aggregate premiums paid on all such options which are held at any time do not exceed 5% of the Fund's total assets.

                  (This is an operating policy which may be changed without shareholder approval.)

         13. Except as described in the Prospectus and this Statement of Additional Information, engage in short sales of securities(This is an operating policy which may be changed without shareholder approval, consistent with applicable regulations.)

         14. Purchase more than 10% of the outstanding voting securities of any one issuer. This investment restriction does not relate to the Fixed Income Funds(This is an operating policy which may be changed without shareholder approval.)

         15. Invest in commodities, except for futures contracts or options on futures contracts if, as a result thereof, more than 5% of a Fund's total assets (taken at market value at the time of entering into the contract) would be committed to initial deposits and premiums on open futures contracts and options on such contracts. The Money Market Funds may not enter into a futures contract or option on a futures contract regardless of the amount of the initial deposit or premium.

         To the extent these restrictions reflect matters of operating policy which may be changed without shareholder vote, these restrictions may be amended upon approval by the appropriate Board and notice to shareholders.

         If a percentage restriction is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction, except as otherwise noted.

         The Board of Trustees of The Montgomery Funds has elected to value the assets of the Money Market Funds in accordance with Rule 2a-7 under the Investment Company Act. This Rule also imposes various restrictions on these Funds' portfolios which are, in some cases, more restrictive than these Funds' stated fundamental policies and investment restrictions. Due to amendments to Rule 2a-7 adopted by the SEC in 1991, any fund which holds itself out as a money market fund must also follow certain portfolio provisions of Rule 2a-7 regarding the maturity and quality of each portfolio investment, and the diversity of such investments. Thus, although the restrictions imposed by Rule 2a-7 are not fundamental policies of these Funds, these Funds must comply with these provisions unless their shareholders vote to change their policies of being money market funds.

                        DISTRIBUTIONS AND TAX INFORMATION

         Distributions. The Funds receive income in the form of dividends and interest earned on their investments in securities. This income, less the expenses incurred in their operations, is the Funds' net investment income, substantially all of which will be declared as dividends to the Funds' shareholders.

         The amount of income dividend payments by the Funds is dependent upon the amount of net investment income received by the Funds from their portfolio holdings, is not guaranteed and is subject to the discretion of the Funds' Board. These Funds do not pay "interest" or guarantee any fixed rate of return on an investment in their shares.

         The Funds also may derive capital gains or losses in connection with sales or other dispositions of their portfolio securities. Any net gain a Fund may realize from transactions involving investments held less than the period required for long-term capital gain or loss recognition or otherwise producing short-term capital gains and losses (taking into account any carryover of capital losses from the eight previous taxable years), although a distribution from capital gains, will be distributed to shareholders with and as a part of dividends giving rise to ordinary income. If during any year a Fund realizes a net gain on transactions involving investments held for the period required for long-term capital gain or loss recognition or otherwise producing long-term capital gains and losses, the Fund will have a net long-term capital gain. After deduction of the amount of any net short-term capital loss, the balance (to the extent not offset by any capital losses carried over from the eight previous taxable years) will be distributed and treated as long-term capital gains in the hands of the shareholders regardless of the length of time that Fund's shares may have been held by the shareholders.

         Any dividend or distribution per share paid by a Fund reduces that Fund's net asset value per share on the date paid by the amount of the dividend or distribution per share. Accordingly, a dividend or distribution paid shortly after a purchase of shares by a shareholder would represent, in substance, a partial return of capital (to the extent it is paid on the shares so purchased), even though it would be subject to income taxes (except for distributions from the Tax-Free Funds to the extent not subject to income taxes).

         Dividends and other distributions will be reinvested in additional shares of the applicable Fund unless the shareholder has otherwise indicated. Investors have the right to change their elections with respect to the reinvestment of dividends and distributions by notifying the Transfer Agent in writing, but any such change will be effective only as to dividends and other distributions for which the record date is seven or more business days after the Transfer Agent has received the written request.

         Tax Information. Each Fund intends to qualify and elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), for each taxable year by complying with all applicable requirements regarding the source of its income, the diversification of its assets, and the timing of its distributions. Each Fund that has filed a tax return has so qualified and elected in prior tax years. Each Fund's policy is to distribute to its shareholders all of its investment company taxable income and any net realized capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that Fund will not be subject to any federal income tax or excise taxes based on net income. However, the Board of Trustees may elect to pay such excise taxes if it determines that payment is, under the circumstances, in the best interests of a Fund.

         In order to qualify as a regulated investment company, each Fund must, among other things, (a) derive at least 90% of its gross income each year from dividends, interest, payments with respect to loans of stock and securities, gains from the sale or other disposition of stock or securities or foreign currency gains related to investments in stocks or other securities, or other income (generally including gains from options, futures or forward contracts) derived with respect to the business of investing in stock, securities or currency, (b) for taxable years beginning or before August 5, 1997, derive less than 30% of its gross income each year from the sale or other disposition of stock or securities (or options thereon) held less than three months (excluding some amounts otherwise included in income as a result of certain hedging transactions), and (c) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of its assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies and other securities limited, for purposes of this calculation, in the case of other securities of any one issuer to an amount not greater than 5% of that Fund's assets or 10% of the voting securities of the issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies)As such, and by complying with the applicable provisions of the Code, a Fund will not be subject to federal income tax on taxable income (including realized capital gains) that is distributed to shareholders in accordance with the timing requirements of the Code. If a Fund is unable to meet certain requirements of the Code, it may be subject to taxation as a corporation.

         Distributions of net investment income and net realized capital gains by a Fund will be taxable to shareholders whether made in cash or reinvested in shares. In determining amounts of net realized capital gains to be distributed, any capital loss carryovers from the eight prior taxable years will be applied against capital gains. Shareholders receiving distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share of a Fund on the reinvestment date. Fund distributions also will be included in individual and corporate shareholders' income on which the alternative minimum tax may be imposed.

         The Funds or any securities dealer effecting a redemption of the Funds' shares by a shareholder will be required to file information reports with the IRS with respect to distributions and payments made to the shareholder. In addition, the Funds will be required to withhold federal income tax at the rate of 31% on taxable dividends, redemptions and other payments made to accounts of individual or other non-exempt shareholders who have not furnished their correct taxpayer identification numbers and made certain required certifications on the Account Application Form or with respect to which a Fund or the securities dealer has been notified by the IRS that the number furnished is incorrect or that the account is otherwise subject to withholding.

         The Funds intend to declare and pay dividends and other distributions, as stated in the Prospectus. In order to avoid the payment of any federal excise tax based on net income, each Fund must declare on or before December 31 of each year, and pay on or before January 31 of the following year, distributions at least equal to 98% of its ordinary income for that calendar year and at least 98% of the excess of any capital gains over any capital losses realized in the one-year period ending October 31 of that year, together with any undistributed amounts of ordinary income and capital gains (in excess of capital losses) from the previous calendar year.

         A Fund may receive dividend distributions from U.S. corporations. To the extent that a Fund receives such dividends and distributes them to its shareholders, and meets certain other requirements of the Code, corporate shareholders of the Fund may be entitled to the "dividends received" deduction. Availability of the deduction is subject to certain holding period and debt-financing limitations.

         If more than 50% in value of the total assets of a Fund at the end of its fiscal year is invested in stock or other securities of foreign corporations, that Fund may elect to pass through to its shareholders the pro rata share of all foreign income taxes paid by that Fund. If this election is made, shareholders will be (i) required to include in their gross income their pro rata share of any foreign income taxes paid by that Fund, and (ii) entitled either to deduct their share of such foreign taxes in computing their taxable income or to claim a credit for such taxes against their U.S. income tax, subject to certain limitations under the Code, including certain holding period requirements. In this case, shareholders will be informed in writing by that Fund at the end of each calendar year regarding the availability of any credits on and the amount of foreign source income (including or excluding foreign income taxes paid by that Fund) to be included in their income tax returns. If 50% or less in value of that Fund's total assets at the end of its fiscal year are invested in stock or other securities of foreign corporations, that Fund will not be entitled under the Code to pass through to its shareholders their pro rata share of the foreign income taxes paid by that Fund. In this case, these taxes will be taken as a deduction by that Fund

         A Fund may be subject to foreign withholding taxes on dividends and interest earned with respect to securities of foreign corporations. A Fund may invest up to 10% of its total assets in the stock of foreign investment companies. Such companies are likely to be treated as "passive foreign investment companies" ("PFICs") under the Code. Certain other foreign corporations, not operated as investment companies, may nevertheless satisfy the PFIC definition. A portion of the income and gains that these Funds derive from PFIC stock may be subject to a non-deductible federal income tax at the Fund level. In some cases, a Fund may be able to avoid this tax by electing to be taxed currently on its share of the PFIC's income, whether or not such income is actually distributed by the PFIC. A Fund will endeavor to limit its exposure to the PFIC tax by investing in PFICs only where the election to be taxed currently will be made. Because it is not always possible to identify a foreign issuer as a PFIC in advance of making the investment, a Fund may incur the PFIC tax in some instances.

         The Tax-Free Funds. Provided that, as anticipated, each Tax-Free Fund qualifies as a regulated investment company under the Code, and, at the close of each quarter of its taxable year, at least 50% of the value of the total assets of each of the California Intermediate Bond and California Money Funds consist of obligations (including California Municipal Securities) the interest on which is exempt from California personal income taxation under the laws of California, such Fund will be qualified to pay exempt-interest dividends to its shareholders that, to the extent attributable to interest received by the Fund on such obligations, are exempt from California personal income tax. If at the close of each quarter of its taxable year, at least 50% of the value of the total assets of the Federal Money Fund consists of obligations (including Municipal
Securities) the interest on which is exempt from federal personal income taxation under the Constitution or laws of the United States, the Federal Money Fund will be qualified to pay exempt-interest dividends to its shareholders that, to the extent attributable to interest received by the Fund on such obligations, are exempt from federal personal income tax. The total amount of exempt-interest dividends paid by these Funds to their shareholders with respect to any taxable year cannot exceed the amount of interest received by these Funds during such year on tax-exempt obligations less any expenses attributable to such interest. Income from other transactions engaged in by these Funds, such as income from options, repurchase agreements and market discount on tax-exempt securities purchased by these Funds, will be taxable distributions to its shareholders.

         The Code may also subject interest received on certain otherwise tax-exempt securities to an alternative minimum tax. In addition, certain corporations which are subject to the alternative minimum tax may have to include a portion of exempt-interest dividends in calculating their alternative minimum taxable income.

         Exempt-interest dividends paid to shareholders that are corporations subject to California franchise tax will be taxed as ordinary income to such shareholders. Moreover, no exempt-interest dividends paid by these Funds will qualify for the corporate dividends-received deduction for federal income tax purposes.

         Interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of these Funds is not deductible for federal income tax purposes. Under regulations used by the IRS for determining when borrowed funds are considered used for the purposes of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though the borrowed funds are not directly traceable to the purchase of shares of these Funds. California personal income tax law restricts the deductibility of interest on indebtedness incurred by a shareholder to purchase or carry shares of a fund paying dividends exempt from California personal income tax, as well as the allowance of losses realized upon a sale or redemption of shares, in substantially the same manner as federal tax law. Further, these Funds may not be appropriate investments for persons who are "substantial users" of facilities financed by industrial revenue bonds or are "related persons" to such users. Such persons should consult their own tax advisers before investing in these Funds.

         Up to 85% of social security or railroad retirement benefits may be included in federal (but not California) taxable income for benefit recipients whose adjusted gross income (including income from tax-exempt sources such as tax-exempt bonds and these Funds) plus 50% of their benefits exceeding certain base amounts. Income from these Funds, and other funds like them, is included in the calculation of whether a recipient's income exceeds these base amounts, but is not taxable directly.

         From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Securities. It can be expected that similar proposals may be introduced in the future. Proposals by members of state legislatures may also be introduced which could affect the state tax treatment of these Funds' distributions. If such proposals were enacted, the availability of Municipal Securities for investment by these Funds and the value of these Funds' portfolios would be affected. In such event, these Funds would reevaluate their investment objectives and policies.

         Hedging. The use of hedging strategies, such as entering into futures contracts and forward contracts and purchasing options, involves complex rules that will determine the character and timing of recognition of the income received in connection therewith by a Fund. Income from foreign currencies (except certain gains therefrom that may be excluded by future regulations) and income from transactions in options, futures contracts and forward contracts derived by a Fund with respect to its business of investing in securities or foreign currencies will qualify as permissible income under Subchapter M of the Code.

         For accounting purposes, when a Fund purchases an option, the premium paid by the Fund is recorded as an asset and is subsequently adjusted to the current market value of the option. Any gain or loss realized by a Fund upon the expiration or sale of such options held by a Fund generally will be capital gain or loss.

         Any security, option, or other position entered into or held by a Fund that substantially diminishes a Fund's risk of loss from any other position held by that Fund may constitute a "straddle" for federal income tax purposes. In general, straddles are subject to certain rules that may affect the amount, character and timing of a Fund's gains and losses with respect to straddle positions by requiring, among other things, that the loss realized on disposition of one position of a straddle be deferred until gain is realized on disposition of the offsetting position; that a Fund's holding period in certain straddle positions not begin until the straddle is terminated (possibly resulting in the gain being treated as short-term capital gain rather than long-term capital gain); and that losses recognized with respect to certain straddle positions, which would otherwise constitute short-term capital losses, be treated as long-term capital losses. Different elections are available to a Fund that may mitigate the effects of the straddle rules.

         Certain options, futures contracts and forward contracts that are subject to Section 1256 of the Code ("Section 1256 Contracts") and that are held by a Fund at the end of its taxable year generally will be required to be "marked to market" for federal income tax purposes, that is, deemed to have been sold at market value. Sixty percent of any net gain or loss recognized on these deemed sales and 60% of any net gain or loss realized from any actual sales of
Section 1256 Contracts will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss.

         Section 988 of the Code contains special tax rules applicable to certain foreign currency transactions that may affect the amount, timing and character of income, gain or loss recognized by a Fund. Under these rules, foreign exchange gain or loss realized with respect to foreign currency-denominated debt instruments, foreign currency forward contracts, foreign currency-denominated payables and receivables and foreign currency options and futures contracts (other than options and futures contracts that are governed by the mark-to-market and 60/40 rules of Section 1256 of the Code and for which no election is made) is treated as ordinary income or loss. Some part of a Fund's gain or loss on the sale or other disposition of shares of a foreign corporation may, because of changes in foreign currency exchange rates, be treated as ordinary income or loss under Section 988 of the Code, rather than as capital gain or loss.

         Redemptions and exchanges of shares of a Fund will result in gains or losses for tax purposes to the extent of the difference between the proceeds and the shareholder's adjusted tax basis for the shares. Any loss realized upon the redemption or exchange of shares within six months from their date of purchase will be treated as a long-term capital loss to the extent of distributions of long-term capital gain dividends with respect to such shares during such six-month period. Any loss realized upon the redemption or exchange of shares of a Tax-Free Fund within six months from their date of purchase will be disallowed to the extent of distributions of exempt-interest dividends with respect to such shares during such six-month period. All or a portion of a loss realized upon the redemption of shares of a Fund may be disallowed to the extent shares of the same Fund are purchased (including shares acquired by means of reinvested dividends) within 30 days before or after such redemption.

         Distributions and redemptions may be subject to state and local income taxes, and the treatment thereof may differ from the federal income tax treatment Foreign taxes may apply to non-U.S. investors.

         The above discussion and the related discussion in the Prospectus are not intended to be complete discussions of all applicable federal tax consequences of an investment in the Funds. The law firm of Paul, Hastings, Janofsky & Walker LLP has expressed no opinion in respect thereof. Nonresident aliens and foreign persons are subject to different tax rules, and may be subject to withholding of up to 30% on certain payments received from the Funds. Shareholders are advised to consult with their own tax advisers concerning the application of foreign, federal, state and local taxes to an investment in the Funds.

                              TRUSTEES AND OFFICERS

         The Trustees of the Trusts (the two Trusts have the same members on their Boards, are responsible for the overall management of the Funds, including general supervision and review of their investment activities. The officers (the two Trusts, as well as an affiliated Trust, The Montgomery Funds III, have the same officers), who administer the Funds' daily operations, are appointed by the Boards of Trustees. The current Trustees and officers of the Trusts performing a policy-making function and their affiliations and principal occupations for the past five years are set forth below:

Richard W. Ingram, President and Treasurer (Age 42)

60 State Street, Suite 1300, Boston, Massachusetts 02109. Mr. Ingram is the Executive Vice President and Director of Client Services and Treasury Administration of FDI; Senior Vice President of Premier Mutual Fund Services, Inc., an affiliate of FDI (Premier Mutual) and an officer of certain investment companies advised or administered by JP Morgan (Morgan), Dreyfus Corporation (Dreyfus), Waterhouse Asset Management, Inc. (Waterhouse), RCM Capital Management LLC (RCM) and Harris Trust and Savings Bank (Harris) or their respective affiliates. Prior to April 1997, Mr. Ingram was Senior Vice President and Director of Client Services and Treasury Administration of FDI. From March 1994 to November 1995, Mr. Ingram was Vice President and Division Manager of First Data Investor Services Group, Inc. From 1989 to 1994, Mr. Ingram was Vice President, Assistant Treasurer and Tax Director Mutual Funds of The Boston Company, Inc.

Karen Jacoppo-Wood, Vice President and Assistant Secretary (Age 30)

60 State Street, Suite 1300, Boston, Massachusetts 02109. Ms. Jacoppo-Wood is the Assistant Vice President of FDI and an officer of certain investment companies advised or administered by Morgan, Waterhouse, RCM and Harris or their respective affiliates. From June 1994 to January 1996, Ms. Jacoppo-Wood was a Manager, SEC Registration, Scudder, Stevens & Clark, Inc. From 1988 to May 1994, Ms. Jacoppo-Wood was a Senior Paralegal at The Boston Company Advisers, Inc.
(TBCA)

Elizabeth A. Keeley, Vice President and Assistant Secretary (Age 28)

200 Park Avenue, New York, New York 10166. Ms. Keeley is the Vice President and Senior Counsel of FDI and Premier Mutual, and an officer of certain investment companies advised or administered by Morgan, Dreyfus, RCM, Waterhouse and Harris or their respective affiliates. Prior to August 1996, Ms. Keeley was Assistant Vice President and Counsel of FDI and premier Mutual. Prior to September 1995, Ms. Keeley was enrolled at Fordham University School of Law and received her J.D. in May 1995. Prior to September 1995, Ms. Keeley was an Assistant at the National Association for Public Interest Law.

Christopher J. Kelley, Vice President and Assistant Secretary (Age 32)

60 State Street, Suite 300, Boston, Massachusetts 02109. Mr. Kelley is the Vice President and Associate General Counsel of FDI and Premier Mutual, and an officer of certain investment companies advised or administered by Morgan, Waterhouse and Harris or their respective affiliates. From April 1994 to July 1996, Mr. Kelley was Assistant Counsel at Forum Financial Group. From 1992 to 1994, Mr. Kelley was employed by Putnam Investments in Legal and Compliance capacities. Prior to 1992, Mr. Kelley attended Boston College Law School, from which he graduated in May 1992.

Mary A. Nelson, Vice President and Assistant Treasurer (Age 33)

60 State Street, Suite 1300, Boston, Massachusetts 02109. Ms. Nelson is the Vice President and Manager of Treasury Services and Administration of FDI and Premier Mutual, and an officer of certain investment companies advised or administered by Morgan, Dreyfus, Waterhouse, RCM and Harris or their respective affiliates. From 1989 to 1994 Ms. Nelson was Assistant Vice President and Client Manager for The Boston Company, Inc.


Gary S. MacDonald, Vice President and Assistant Treasurer (Age 32)


60 State Street, Suite 1300, Boston, Massachusetts 02109. Mr. MacDonald is the Vice President of FDI with which he has been associated since November 1996. He also is an officer of certain investment companies advised or administered by RCM. From September 1992 to November 1996 he was Vice President of Bay. Banks Investment Management/Bay Bank Financial Services; and from April 1989 to September 1992 he was an Analyst at Wellington Management Company.

Marie E. Connolly, Vice President and Assistant Treasurer (Age 40)

60 State Street, Suite 1300, Boston, Massachusetts 02109. Ms. Connolly is the President, Chief Executive Officer, Chief Compliance Officer and Director of FDI and Premier Mutual, and an officer of certain investment companies advised or administered by Morgan and Dreyfus or their respective affiliates. From December 1991 to July 1994, Ms. Connolly was President and Chief Compliance Officer of FDI. Prior to December 1991, Ms. Connolly served as Vice President and Controller, and later Senior Vice President of TBCA.

Douglas C. Conroy, Vice President and Assistant Treasurer (Age 28)

60 State Street, Suite 130, Boston, Massachusetts 02109. Mr. Conroy is the Assistant Vice President and Manager of Treasury Services and Administration of FDI and an officer of certain investment companies advised or administered by Morgan and Dreyfus or their respective affiliates. Prior to April 1997, Mr. Conroy was Supervisor of Treasury Services and Administration of FDI. From April 1993 to January 1995, Mr. Conroy was a Senior Fund Accountant for Investors Bank & Trust Company. From December 1991 to March 1993, Mr. Conroy was employed as a Fund Accountant at The Boston Company, Inc.

Joseph F. Tower, III, Vice President and Assistant Treasurer (Age 35)

60 State  Street,  Suite 1300,  Boston,  Massachusetts  02109.  Mr. Tower is the
Executive Vice President, Treasurer and Chief Financial Officer, Chief Administrative Officer and Director of FDI; Senior Vice President, Treasurer and Chief Financial Officer, Chief Administrative Officer and Director of Premier Mutual, and an officer of certain investment companies advised or administered by Morgan, Dreyfus and Waterhouse or their respective affiliates. Prior to April 1997, Mr. Tower was Senior Vice President, Treasurer and Chief Financial Officer, Chief Administrative Officer and Director of FDI. From July 1988 to November 1993, Mr. Tower was Financial Manager of The Boston Company, Inc.

John A. Farnsworth, Trustee (Age 55)

One California Street, Suite 1950, San Francisco, California 94111. Mr. Farnsworth is a partner off Pearson, Caldwell & Farnsworth, Inc., an executive search consulting firm. From May 1988 to September 1991, Mr. Farnsworth was the Managing Partner of the San Francisco office of Ward Howell International, Inc., and executive recruiting firm. From May 1987 until May 1988, Mr. Farnsworth was Managing Director of Jeffrey Casdin & Company, an investment management firm specializing in biotechnology companies. From May 1984 until May 1987, Mr. Farnsworth served as a Senior Vice President of Bank of America and head of the U.S. Private Banking Division.

Andrew Cox, Trustee (Age 53)

750 Vine Street, Denver, Colorado 80206. Since June 1988, Mr. Cox has been engaged as an independent investment consultant. From September 1976 until June 1988, Mr. Cox was a Vice President of the Founders Group of Mutual Funds, Denver, Colorado, and Portfolio Manager or Co-Portfolio Manager of several of the mutual funds in the Founders Group.

Cecilia H. Herbert, Trustee (Age 48)

2636 Vallejo Street, San Francisco, California 94123. Ms. Herbert was Managing Director of Morgan Guaranty Trust Company. From 1983 to 1991 she was General Manager of the bank's San Francisco office, with responsibility for lending, corporate finance and investment banking. Ms. Herbert is a member of the Board of Schools of the Sacred Heart, and is a member of the Archdiocese of San Francisco Finance Council, where she chairs the Investment Committee.

R. Stephen Doyle, Chairman of the Board of Trustees (Age 56).*

101 California Street, San Francisco, California 94111.R. Stephen Doyle, the founder of Montgomery Asset Management, began his career in the financial services industry in 1974. Before starting Montgomery Asset Management in 1990, Mr. Doyle was a General partner and member of the Management Committee at Montgomery Securities with specific responsibility for private placements and venture capital. Prior to joining Montgomery Securities, Mr. Doyle was at E. F. Hutton & Co. as a Vice President with responsibility for both retail and institutional accounts. Mr. Doyle was also with Connecticut General Insurance, where he served as a Consultant to New York Stock Exchange Member Firms in the area of financial planning.

         The  officers  of the  Trusts,  and the  Trustees  who  are  considered
"interested persons" of the Trusts, receive no compensation directly from the Trusts for performing the duties of their offices. However, those officers and Trustees who are officers or partners of the Manager or the Distributor may receive remuneration indirectly because the Manager will receive a management fee from the Funds and Funds Distributor, Inc. will receive commissions for executing portfolio transactions for the Funds. The Trustees who are not affiliated with the Manager or the Distributor receive an annual retainer and fees and expenses for each regular Board meeting attended. The aggregate compensation paid by each Trust to each of the Trustees during the fiscal year ended

-----------------
*  Trustee  deemed  an  "interested  person"  of the  Funds  as  defined  in the
   Investment Company Act.



June 30, 1997, and the aggregate compensation paid to each of the Trustees during the fiscal year ended June 30, 1997 by all of the registered investment companies to which the Manager provides investment advisory services, are set forth below.


NAME OF TRUSTEE                  AGGREGATE        AGGREGATE COMPENSATION      PENSION OR RETIREMENT     TOTAL COMPENSATION FROM THE
                             COMPENSATION FROM  FROM THE MONTGOMERY FUNDS  BENEFITS ACCRUED AS PART OF   TRUSTS AND FUND COMPLEX (1
                           THE MONTGOMERY FUNDS             II                    FUND EXPENSES*             ADDITIONAL TRUST)
R. Stephen Doyle                    None                    None                        --                           None
John A. Farnsworth                 $25,000                 $5,000                       --                         $35,000
Andrew Cox                         $25,000                 $5,000                       --                         $35,000
Cecilia H. Herbert                 $25,000                 $5,000                       --                         $35,000

*  The Trusts do not maintain pension or retirement plans.



                    INVESTMENT MANAGEMENT AND OTHER SERVICES

         Investment Management Services. As stated in the Prospectus, investment management services are provided to the Funds (except the U.S. Asset Allocation
Fund) by Montgomery Asset Management LLC, the Manager, pursuant to an Investment Management Agreement between the Manager and The Montgomery Funds dated July 31, 1997; and to the U.S. Asset Allocation Fund by the Manager pursuant to an Investment Management Agreement between the Manager and The Montgomery Funds II dated July 31, 1997(together, the "Agreements").

         The Agreements are in effect with respect to each Fund for two years after the Fund's inclusion in its Trust's Agreement (on or around its beginning of public operations) and then continue for each Fund for periods not exceeding one year so long as such continuation is approved at least annually by (1) the Board of the appropriate Trust or the vote of a majority of the outstanding shares of that Fund, and (2) a majority of the Trustees who are not interested persons of any party to the relevant Agreement, in each case by a vote cast in person at a meeting called for the purpose of voting on such approval. The Agreements may be terminated at any time, without penalty, by a Fund or the Manager upon 60 days' written notice, and are automatically terminated in the event of its assignment as defined in the Investment Company Act.

         For services performed under the Agreements, each Fund pays the Manager a management fee (accrued daily but paid when requested by the Manager) based upon the average daily net assets of the Fund at the following annual rates:


FUND                                                           AVERAGE DAILY NET ASSETS                        ANNUAL RATE
U.S. Equity Funds

Montgomery Growth Fund                                         First $500 million                                 1.00%
                                                               Next $500 million                                  0.90%
                                                               Over $1 billion                                    0.80%
Montgomery Small Cap Opportunities Fund                        First $200 million                                 1.20%
                                                               Next $300 million                                  1.10%
                                                               Over $500 million                                  1.00%


FUND                                                           AVERAGE DAILY NET ASSETS                        ANNUAL RATE

Montgomery Small Cap Fund                                      First $250 million                                 1.00%
                                                               Over $250 million                                  0.80%
Montgomery Micro Cap Fund                                      First $200 million                                 1.40%
                                                               Over $200 million                                  1.25%
Montgomery Equity Income Fund                                  First $500 million                                 0.60%
                                                               Over $500 million                                  0.50%
Foreign and Global Equity Funds

Montgomery International Growth Fund                           First $500 million                                 1.10%
                                                               Next $500 million                                  1.00%
                                                               Over  $1 billion                                   0.90%
Montgomery International Small Cap Fund                        First $250 million                                 1.25%
                                                               Over $250 million                                  1.00%
Montgomery Emerging Markets Fund                               First $250 million                                 1.25%
                                                               Over $250 million                                  1.00%
Montgomery Emerging Asia Fund                                  First $500 million                                 1.25%
                                                               Next $500 million                                  1.10%
                                                               Over $1 billion                                    1.00%
Montgomery Latin America Fund                                  First $500 million                                 1.25%
                                                               Next $500 million                                  1.10%
                                                               Over $1 billion                                    1.00%
Montgomery Global Opportunities Fund                           First $500 million                                 1.25%
                                                               Next $500 million                                  1.10%
                                                               Over $1 billion                                    1.00%
Montgomery Global Communications Fund                          First $250 million                                 1.25%
                                                               Over $250 million                                  1.00%
Multi-Strategy Funds

Montgomery Select 50 Fund                                      First $250 million                                 1.25%
                                                               Next $250 million                                  1.00%
                                                               Over $500 million                                  0.90%
Montgomery U.S. Asset Allocation Fund                          All Amounts                                         None
Montgomery Global Asset Allocation Fund                        All Amounts                                        0.20%*

U.S. Fixed-Income and Money Market Funds

Montgomery Total Return Bond Fund                              First $500 million                                 0.50%
                                                               Over $500 million                                  0.40%
Montgomery Short Duration Government Bond Fund                 First $500 million                                 0.50%
                                                               Over $500 million                                  0.40%
Montgomery Government Reserve Fund                             First $250 million                                 0.40%
                                                               Next $250 million                                  0.30%
                                                               Over $500 million                                  0.20%
Montgomery California Tax-Free Intermediate Bond Fund          First $500 million                                 0.50%
                                                               Over $500 million                                  0.40%
Montgomery California Tax-Free Money Fund                      First $500 million                                 0.40%
                                                               Over $500 million                                  0.30%



FUND                                                           AVERAGE DAILY NET ASSETS                       ANNUAL RATE

Montgomery Federal Tax-Free Money Fund                         First $500 million                                 0.40%
                                                               Over $500 million                                  0.30%


* This amount represents only the management fee of the U.S. Asset Allocation Fund and does not include management fees attributable to the Underlying Funds which ultimately are to be borne by shareholders of the Global Asset Allocation Fund.

** This amount represents only the management fee of the Global Asset Allocation Fund and does not include management fees attributable to the Underlying Funds which ultimately are to be borne by shareholders of the Global Asset Allocation Fund.

         As noted in the Prospectus, the Manager has agreed to reduce some or all of its management fee if necessary to keep total operating expenses, expressed on an annualized basis, at or below the following percentages of each Fund's average net assets (excluding Rule 12b-1 fees): International Small Cap, Emerging Markets, Emerging Asia, Latin America, Opportunities and Communications Funds, one and nine-tenths of one percent (1.90%) each; Select 50 Fund, one and eight-tenths of one percent (1.80%); Micro Cap Fund, one and three-fourths percent (1.75%); International Growth Fund, one and sixty-five one-hundredths of one percent (1.65%); Growth and Small Cap Opportunities Fund, one and five-tenths of one percent (1.50%); Small Cap Fund, one and four-tenths of one percent (1.40%); U.S. Asset Allocation Fund, one and three-tenths percent (1.30%); Global Asset Allocation Fund, five-tenths of one percent (0.50%) of the Global Asset Allocation Fund's average net assets (excluding expenses related to the Underlying Funds) or one and seventy-five one-hundredths of one percent (1.75%) (including total expenses of the Underlying Funds), the Short Bond, Total Return Bond, and California Intermediate Bond Funds, seven-tenths of one percent (0.70%) each; the Equity Income Fund, eighty-five-one-hundredths of one percent (0.85%); and the Money Market Funds, six-tenths of one percent (0.60%), each. The Manager also may voluntarily reduce additional amounts to increase the return to a Fund's investors. Any reductions made by the Manager in its fees are subject to reimbursement by that Fund within the following three years provided the Fund is able to effect such reimbursement and remain in compliance with the foregoing expense limitations. The Manager generally seeks reimbursement for the oldest reductions and waivers before payment by the Funds for fees and expenses for the current year.

         Operating expenses for purposes of the Agreements include the Manager's management fee but do not include any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation.

         The Agreements were approved with respect to each Fund by the Board of the Trust at duly called meetings. In considering the Agreements, the Trustees specifically considered and approved the provision which permits the Manager to seek reimbursement of any reduction made to its management fee within the three-year period. The Manager's ability to request reimbursement is subject to various conditions. First, any reimbursement is subject to a Fund's ability to effect such reimbursement and remain in compliance with applicable expense limitations in place at that time. Second, the Manager must specifically request the reimbursement from the Board of Trustees. Third, the Board of Trustees must approve such reimbursement as appropriate and not inconsistent with the best interests of the Fund and the shareholders at the time such reimbursement is requested. Because of these substantial contingencies, the potential reimbursements will be accounted for as contingent liabilities that are not recordable on the balance sheet of a Fund until collection is probable; but the full amount of the potential liability will appear footnote to each Fund's financial statements. At such time as it appears probable that a Fund is able to effect such reimbursement, that the Manager intends to seek such reimbursement and that the Board of Trustees has or is likely to approve the payment of such reimbursement, the amount of the reimbursement will be accrued as an expense of that Fund for that current period.

         As compensation  for its investment  management  services,  each of the following  Funds  paid  the  Manager  investment  advisory  fees in the  amounts
specified  below.   Additional   investment  advisory  fees  payable  under  the
Agreements  may have instead  been waived by the Manager,  but may be subject to reimbursement by the respective Funds as discussed previously.


Fund                                                                                  Year or Period Ended June 30,
                                                                               1997               1996                1995
U.S. Equity Funds

Montgomery Growth Fund                                                     $ 9,429,758         $ 8,336,529        $ 5,566,892
Montgomery Small Cap Opportunities Fund                                    $ 2,352,549         $   217,603               N/A
Montgomery Small Cap Fund                                                  $ 2,290,187         $ 2,364,834        $ 2,095,945
Montgomery Micro Cap Fund                                                  $ 4,042,815         $ 3,732,720        $   703,124
Montgomery Equity Income Fund                                              $   244,249         $   101,709        $    12,589

Foreign and Global Equity Funds

Montgomery International Growth Fund                                       $   378,515         $    97,137               N/A
Montgomery International Small Cap Fund                                    $   823,594         $   611,587        $   473,200
Montgomery Emerging Markets Fund                                           $10,621,310         $10,262,601        $ 9,290,178
Montgomery Emerging Asia Fund                                              $   257,092                N/A                N/A
Montgomery Latin America Fund                                                     N/A                 N/A                N/A
Montgomery Global Opportunities Fund                                       $   562,210         $   381,316        $   226,283
Montgomery Global Communications Fund                                      $ 2,298,528         $ 3,186,649        $ 2,952,058

Multi-Strategy Funds

Montgomery Select 50 Fund                                                  $ 1,366,989         $   359,453               N/A
Montgomery U.S. Asset Allocation Fund                                      $ 1,211,759         $   998,198        $   150,882
Montgomery Global Asset Allocation Fund                                    $     1,231                N/A                N/A

U.S. Fixed-Income and Money Market Funds

Montgomery Total Return Bond Fund                                                 N/A                 N/A                N/A
Montgomery Short Duration Government Bond Fund                             $   231,870         $    93,531        $    99,249
Montgomery Government Reserve Fund                                         $ 2,175,561         $ 1,703,723        $ 1,440,964
Montgomery California Tax-Free Intermediate Bond Fund                      $   103,992         $    48,596        $    43,889
Montgomery California Tax-Free Money Fund                                  $   640,819         $   538,030        $   149,574
Montgomery Federal Tax-Free Money Fund                                     $   319,348                N/A                N/A


         The Manager also may act as an investment adviser or administrator to other persons, entities, and corporations, including other investment companies. Please refer to the table above, which indicates officers and trustees who are affiliated persons of the Trusts and who are also affiliated persons of the Manager.

         The use of the name "Montgomery" by the Trusts and by the Funds is pursuant to the consent of the Manager, which may be withdrawn if the Manager ceases to be the Manager of the Funds.

         Share Marketing Plan. The Trusts have adopted a Share Marketing Plan (or Rule 12b-1 Plan) (the "12b-1 Plan") with respect to the Funds pursuant to Rule 12b-1 under the Investment Company Act. The Distributor serves as the distribution coordinator under the 12b-1 Plan and, as such, receives any fees paid by the Funds pursuant to the 12b-1 Plan.

         Prior to August 24, 1995, the Funds offered only one class of shares. On that date, the Board of Trustees of the Trusts, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the 12b-1 Plan or in any agreement related to the 12b-1 Plan (the "Independent Trustees"), at their regular quarterly meeting, adopted the 12b-1 Plan for the newly designated Class P and Class L shares of each Fund. The initial shareholder of the Class P and Class L shares, if any, of each Fund approved the 12b-1 Plan covering each Class. The single class of shares existing before that date was redesignated the Class R shares. Class R shares are not covered by the 12b-1 Plan.

         Under the 12b-1 Plan, each Fund pays distribution fees to the Distributor at an annual rate of 0.25% of the Fund's aggregate average daily net assets attributable to its Class P shares and at an annual rate of 0.75% of the Fund's aggregate average daily net assets attributable to its Class L shares, respectively, to reimburse the Distributor for its expenses in connection with the promotion and distribution of those Classes.

         The 12b-1 Plan provides that the Distributor may use the distribution fees received from the Class of the Fund covered by the 12b-1 Plan only to pay for the distribution expenses of that Class. Distribution fees are accrued daily and paid monthly, and are charged as expenses of the Class P and Class L shares as accrued.

         Class P and Class L shares are not obligated under the 12b-1 Plan to pay any distribution expense in excess of the distribution fee. Thus, if the 12b-1 Plan were terminated or otherwise not continued, no amounts (other than current amounts accrued but not yet paid) would be owed by the Class to the Distributor.

         The 12b-1 Plan provides that it shall continue in effect from year to year provided that a majority of the Board of Trustees of the Trust, including a majority of the Independent Trustees, vote annually to continue the 12b-1 Plan. The 12b-1 Plan (and any distribution agreement between the Fund, the Distributor or the Manager and a selling agent with respect to the Class P or Class L shares) may be terminated without penalty upon at least 60-days' notice by the Distributor or the Manager, or by the Fund by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding shares (as defined in the Investment Company Act) of the Class to which the 12b-1 Plan applies.

         All distribution fees paid by the Funds under the 12b-1 Plan will be paid in accordance with Rule 2830 of the NASD Rules of Conduct, as such Rule may change from time to time. Pursuant to the 12b-1 Plan, the Boards of Trustees will review at least quarterly a written report of the distribution expenses incurred by the Manager on behalf of the Class P and Class L shares of each Fund. In addition, as long as the 12b-1 Plan remains in effect, the selection and nomination of Trustees who are not interested persons (as defined in the Investment Company Act) of the Trust shall be made by the Trustees then in office who are not interested persons of the Trust.

         Shareholder Services Plan. The Trusts have adopted a Shareholder Services Plan (the "Services Plan") with respect to the Funds. The Manager (or its affiliate) serves as the service provider under the Services Plan and, as such, receives any fees paid by the Funds pursuant to the Services Plan. The Trusts have not yet implemented the Services Plan for any Fund and have not set a date for implementation. Affected shareholders will be notified at least 60 days before implementation of the Services Plan.

         On August 24, 1995, the Board of Trustees of the Trusts, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Services Plan or in any agreement related to the Services Plan (the "Independent Trustees"), at their regular quarterly meeting, adopted the Services Plan for the newly designated Class P and Class L shares of each Fund. The initial shareholder of the Class P and Class L shares, if any, of each Fund approved the Services Plan covering each Class. Class R shares are not covered by the Services Plan.

         Under the Services Plan, when implemented, Class P and Class L of each Fund will pay a continuing service fee to the Manager, the Distributor or other service providers, in an amount, computed and prorated on a daily basis, equal to 0.25% per annum of the average daily net assets of Class P and Class L shares of each Fund. Such amounts are compensation for providing certain services to clients owning shares of Class P or Class L of the Funds, including personal services such as processing purchase and redemption transactions, assisting in change of address requests and similar administrative details, and providing other information and assistance with respect to a Fund, including responding to shareholder inquiries.

         The Distributor. The Distributor may provide certain administrative services to the Funds on behalf of the Manager. The Distributor will also perform investment banking, investment advisory and brokerage services for persons other than the Funds, including issuers of securities in which the Funds may invest. These activities from time to time may result in a conflict of interests of the Distributor with those of the Funds, and may restrict the ability of the Distributor to provide services to the Funds.

         The Custodian. Morgan Stanley Trust Company serves as principal Custodian of the Funds' assets, which are maintained at the Custodian's principal office and at the offices of its branches and agencies throughout the world. The Custodian has entered into agreements with foreign sub-custodians approved by the Trustees pursuant to Rule 17f-5 under the Investment Company Act. The Custodian, its branches and sub-custodians generally hold certificates for the securities in their custody, but may, in certain cases, have book records with domestic and foreign securities depositories, which in turn have book records with the transfer agents of the issuers of the securities. Compensation for the services of the Custodian is based on a schedule of charges agreed on from time to time.

                      EXECUTION OF PORTFOLIO TRANSACTIONS

         In all purchases and sales of securities for the Funds, the primary consideration is to obtain the most favorable price and execution available. Pursuant to the Agreements, the Manager determines which securities are to be purchased and sold by the Funds and which broker-dealers are eligible to execute the Funds' portfolio transactions, subject to the instructions of, and review by, the Funds and the Boards. Purchases and sales of securities within the U.S. other than on a securities exchange will generally be executed directly with a "market-maker" unless, in the opinion of the Manager or a Fund, a better price and execution can otherwise be obtained by using a broker for the transaction.

         The Foreign and Global Equity Funds contemplate purchasing most equity securities directly in the securities markets located in emerging or developing countries or in the over-the-counter markets. A Fund purchasing ADRs and EDRs may purchase those listed on stock exchanges, or traded in the over-the-counter markets in the U.S. or Europe, as the case may be. ADRs, like other securities traded in the U.S., will be subject to negotiated commission rates. The foreign and domestic debt securities and money market instruments in which a Fund may invest may be traded in the over-the-counter markets.

         Purchases of portfolio securities for the Funds also may be made directly from issuers or from underwriters. Where possible, purchase and sale transactions will be effected through dealers (including banks) which specialize in the types of securities which the Funds will be holding, unless better executions are available elsewhere. Dealers and underwriters usually act as principals for their own account. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter that has provided research or other services as discussed below.

         In placing portfolio transactions, the Manager will use its best efforts to choose a broker-dealer capable of providing the services necessary generally to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations, such as the firm's ability to execute trades in a specific market required by a Fund, such as in an emerging market, the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm's risk in positioning a block of securities, and other factors.

         Provided the Trusts' officers are satisfied that the Funds are receiving the most favorable price and execution available, the Manager may also consider the sale of the Funds' shares as a factor in the selection of broker-dealers to execute their portfolio transactions. The placement of portfolio transactions with broker-dealers who sell shares of the Funds is subject to rules adopted by the National Association of Securities Dealers, Inc.

         While the Funds' general policy is to seek first to obtain the most favorable price and execution available, in selecting a broker-dealer to execute portfolio transactions, weight may also be given to the ability of a broker-dealer to furnish brokerage, research and statistical services to the Funds or to the Manager, even if the specific services were not imputed just to the Funds and may be lawfully and appropriately used by the Manager in advising other clients. The Manager considers such information, which is in addition to, and not in lieu of, the services required to be performed by it under the Agreement, to be useful in varying degrees, but of indeterminable value. In negotiating any commissions with a broker or evaluating the spread to be paid to a dealer, a Fund may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by that Fund and the Manager to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer, which services either produce a direct benefit to that Fund or assist the Manager in carrying out its responsibilities to that Fund. The standard of reasonableness is to be measured in light of the Manager's overall responsibilities to the Funds. The Boards review all brokerage allocations where services other than best price and execution capabilities are a factor to ensure that the other services provided meet the criteria outlined above and produce a benefit to the Funds.

         Investment decisions for the Funds are made independently from those of other client accounts of the Manager or its affiliates, and suitability is always a paramount consideration. Nevertheless, it is possible that at times the same securities will be acceptable for one or more Funds and for one or more of such client accounts.

The Manager and its personnel may have interests in one or more of those client accounts, either through direct investment or because of management fees based on gains in the account. The Manager has adopted allocation procedures to ensure the fair allocation of securities and prices between the Funds and the Manager's various other accounts. These procedures emphasize the desirability of bunching trades and price averaging (see below) to achieve objective fairness among clients advised by the same portfolio manager or portfolio team. Where trades cannot be bunched, the procedures specify alternatives designed to ensure that buy and sell opportunities are allocated fairly and that, over time, all clients are treated equitably. The Manager's trade allocation procedures also seek to ensure reasonable efficiency in client transactions, and they provide portfolio managers with reasonable flexibility to use allocation methodologies that are appropriate to their investment discipline on client accounts.

         To the extent any of the Manager's client accounts and a Fund seek to acquire the same security at the same general time (especially if the security is thinly traded or is a small cap stock), that Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security. Similarly, a Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time. If one or more of such client accounts simultaneously purchases or sells the same security that a Fund is purchasing or selling, each day's transactions in such security generally will be allocated between that Fund and all such client accounts in a manner deemed equitable by the Manager, taking into account the respective sizes of the accounts, the amount being purchased or sold and other factors deemed relevant by the Manager. In many cases, the Funds' transactions are bunched with the transactions for other client accounts. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as that Fund is concerned. In other cases, however, it is believed that the ability of the Fund to participate in volume transactions may produce better executions for the Fund.

         Other than for the U.S. Fixed Income and Money Market Funds, the Manager's sell discipline for investments in issuers is based on the premise of a long-term investment horizon; however, sudden changes in valuation levels arising from, for example, new macroeconomic policies, political developments, and industry conditions could change the assumed time horizon. Liquidity, volatility, and overall risk of a position are other factors considered by the Manager in determining the appropriate investment horizon. These Funds will limit investments in illiquid securities to 15% of net assets.

         For each Fund, sell decisions at the country level are dependent on the results of the Manager's asset allocation model. Some countries impose restrictions on repatriation of capital and/or dividends which would lengthen the Manager's assumed time horizon in those countries. In addition, the rapid pace of privatization and initial public offerings creates a flood of new opportunities which must continually be assessed against current holdings.

         At the company level, sell decisions are influenced by a number of factors including current stock valuation relative to the estimated fair value range, or a high P/E relative to expected growth. Negative changes in the relevant industry sector, or a reduction in international competitiveness and a declining financial flexibility may also signal a sell.

         For  the  year  ended  June  30,  1997,  the  Funds  total   securities
transactions generated commissions of $12,725,341, of which $27,015 was paid to Montgomery Securities.

         For the year ended June 30, 1996, the Funds' total securities transactions generated commissions of $14,874,777, of which $164,056 was paid to Montgomery Securities. For the year ended June 30, 1995, the Funds' total securities transactions generated commissions of $11,840,329, of which $74,850 was paid to Montgomery Securities. Throughout those fiscal years, Montgomery Securities was affiliated with the Funds through its ownership of Montgomery Asset Management L.P., the former Manager of the Funds.

         The Funds do not effect securities transactions through brokers in accordance with any formula, nor do they effect securities transactions through such brokers solely for selling shares of the Funds. However, brokers who execute brokerage transactions as described above may from time to time effect purchases of shares of the Funds for their customers.

         Depending on the Manager's view of market conditions, the Funds may or may not purchase securities with the expectation of holding them to maturity, although their general policy is to hold securities to maturity. The Funds may, however, sell securities prior to maturity to meet redemptions or as a result of a revised management evaluation of the issuer.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         Each Trust reserves the right in its sole discretion to (i) suspend the continued offering of its Funds' shares, and (ii) reject purchase orders in whole or in part when in the judgment of the Manager or the Distributor such suspension or rejection is in the best interest of a Fund.

         When in the judgment of the Manager it is in the best interests of a Fund, an investor may purchase shares of that Fund by tendering payment in kind in the form of securities, provided that any such tendered securities are readily marketable (e.g., the Funds will not acquire restricted securities), their acquisition is consistent with that Fund's investment objective and policies, and the tendered securities are otherwise acceptable to that Fund's Manager. Such securities are acquired by that Fund only for the purpose of investment and not for resale. For the purposes of sales of shares of that Fund for such securities, the tendered securities shall be valued at the identical time and in the identical manner that the portfolio securities of that Fund are valued for the purpose of calculating the net asset value of that Fund's shares. A shareholder who purchases shares of a Fund by tendering payment for the shares in the form of other securities may be required to recognize gain or loss for income tax purposes on the difference, if any, between the adjusted basis of the securities tendered to the Fund and the purchase price of the Fund's shares acquired by the shareholder.

         Payments to shareholders for shares of a Fund redeemed directly from that Fund will be made as promptly as possible but no later than three days after receipt by the Transfer Agent of the written request in proper form, with the appropriate documentation as stated in the Prospectus, except that a Fund may suspend the right of redemption or postpone the date of payment during any period when (i) trading on the New York Stock Exchange ("NYSE") is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (ii) an emergency exists as determined by the SEC (upon application by a Fund pursuant to Section 22(e) of the Investment Company Act) making disposal of portfolio securities or valuation of net assets of a Fund not reasonably practicable; or (iii) for such other period as the SEC may permit for the protection of the Fund's shareholders.

         The Funds intend to pay cash (U.S. dollars) for all shares redeemed, but, under abnormal conditions that make payment in cash unwise, the Funds may make payment partly in their portfolio securities with a current amortized cost or market value, as appropriate, equal to the redemption price. Although the Funds do not anticipate that they will make any part of a redemption payment in securities, if such payment were made, an investor may incur brokerage costs in converting such securities to cash. The Trusts have elected to be governed by the provisions of Rule 18f-1 under the Investment Company Act, which require that the Funds pay in cash all requests for redemption by any shareholder of record limited in amount, however, during any 90-day period to the lesser of $250,000 or 1% of the value of the Trust's net assets at the beginning of such period.

         The value of shares on redemption or repurchase may be more or less than the investor's cost, depending upon the market value of a Fund's portfolio securities at the time of redemption or repurchase.

         Retirement Plans. Shares of the Taxable Funds are available for purchase by any retirement plan, including Keogh plans, 401(k) plans, 403(b) plans and individual retirement accounts ("IRAs").

         For individuals who wish to purchase shares of the Taxable Funds through an IRA, there is available through these Funds a prototype individual retirement account and custody agreement. The custody agreement provides that DST Systems, Inc. will act as custodian under the plan, and will furnish custodial services for an annual maintenance fee per participating account of $10 (These fees are in addition to the normal custodian charges paid by these Funds and will be deducted automatically from each Participant's account.) For further details, including the right to appoint a successor custodian, see the plan and custody agreements and the IRA Disclosure Statement as provided by these Funds. An IRA that invests in shares of these Funds may also be used by employers who have adopted a Simplified Employee Pension Plan. Individuals or employers who wish to invest in shares of a Fund under a custodianship with another bank or trust company must make individual arrangements with such institution.

         The IRA Disclosure Statement available from the Taxable Funds contains more information on the amount investors may contribute and the deductibility of IRA contributions. In summary, an individual may make deductible contributions to the IRA of up to 100% of earned compensation, not to exceed $2,000 annually (or $2,250 to two IRAs if there is a non-working spouse)For tax years beginning after 1996, however, the $2,250 limitation is expended to $4,000. An IRA may be established whether or not the amount of the contribution is deductible. Generally, a full deduction for federal income tax purposes will only be allowed to taxpayers who meet one of the following two additional tests:

         (A) the individual and the individual's spouse are each not an active participant in an employer's qualified retirement plan, or

         (B) the individual's adjusted gross income (with some modifications) before the IRA deduction is (i) $40,000 or less for married couples filing jointly, or (ii) $25,000 or less for single individuals. The maximum deduction is reduced for a married couple filing jointly with a combined adjusted gross income (before the IRA deduction) between $40,000 and $50,000, and for a single individual with an adjusted gross income (before the IRA deduction) between $25,000 and $35,000.

         It is advisable for an investor considering the funding of any retirement plan to consult with an attorney or to obtain advice from a competent retirement plan consultant with respect to the requirements of such plans and the tax aspects thereof.

                        DETERMINATION OF NET ASSET VALUE

         The net asset value per share of each Fund is calculated as follows: all liabilities incurred or accrued are deducted from the valuation of total assets, which includes accrued but undistributed income; the resulting net assets are divided by the number of shares of that Fund outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the net asset value per share.

         As noted in the Prospectus, the net asset value of shares of the Funds generally will be determined at least once daily as of 4:00 p.m. (12:00 noon for the Money Market Funds), eastern time, (or earlier when trading closes earlier) on each day the NYSE is open for trading (except national bank holidays for the Fixed Income Funds). It is expected that the NYSE will be closed on Saturdays and Sundays and on New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas. The national bank holidays, in addition to New Year's Day,
Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas, include January 2, Good Friday, Columbus Day, Veteran's Day and December 26. The Funds may, but do not expect to, determine the net asset values of their shares on any day when the NYSE is not open for trading if there is sufficient trading in their portfolio securities on such days to affect materially per-share net asset value.

         Generally, trading in and valuation of foreign securities is substantially completed each day at various times prior to the close of the NYSE. In addition, trading in and valuation of foreign securities may not take place on every day in which the NYSE is open for trading. Furthermore, trading takes place in various foreign markets on days in which the NYSE is not open for trading and on which the Funds' net asset values are not calculated. Occasionally, events affecting the values of such securities in U.S. dollars on a day on which a Fund calculates its net asset value may occur between the times when such securities are valued and the close of the NYSE that will not be reflected in the computation of that Fund's net asset value unless the Board or its delegates deem that such events would materially affect the net asset value, in which case an adjustment would be made.

         Generally, the Funds' investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Manager and the Trust's Pricing Committee pursuant to procedures approved by or under the direction of the Board.

         The Funds' securities, including ADRs, EDRs and GDRs, which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price. Securities that are traded on more than one exchange are valued on the exchange determined by the Manager to be the primary market. Securities traded in the over-the-counter market are valued at the mean between the last available bid and asked price prior to the time of valuation. Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the direction of the Boards.

         Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to a Fund if acquired within 60 days of maturity or, if already held by a Fund on the 60th day, based on the value determined on the 61st day.

         Corporate debt securities, mortgage-related securities and asset-backed securities held by the Funds are valued on the basis of valuations provided by dealers in those instruments, by an independent pricing service, approved by the appropriate Board, or at fair value as determined in good faith by procedures approved by the Boards. Any such pricing service, in determining value, will use information with respect to transactions in the securities being valued, quotations from dealers, market transactions in comparable securities, analyses and evaluations of various relationships between securities and yield to maturity information.

         An option that is written by a Fund is generally valued at the last sale price or, in the absence of the last sale price, the last offer price. An option that is purchased by a Fund is generally valued at the last sale price or, in the absence of the last sale price, the last bid price. The value of a futures contract equals the unrealized gain or loss on the contract that is determined by marking the contract to the current settlement price for a like contract on the valuation date of the futures contract if the securities underlying the futures contract experience significant price fluctuations after the determination of the settlement price. When a settlement price cannot be used, futures contracts will be valued at their fair market value as determined by or under the direction of the Boards.

         If any securities held by a Fund are restricted as to resale or do not have readily available market quotations, the Manager and the Trusts' Pricing Committees determine their fair value, following procedures approved by the Boards. The Trustees periodically review such valuations and valuation procedures. The fair value of such securities is generally determined as the amount which a Fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by a Fund in connection with such disposition)In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.

         Any assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the official exchange rate or, alternatively, at the mean of the current bid and asked prices of such currencies against the U.S. dollar last quoted by a major bank that is a regular participant in the foreign exchange market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks. If neither of these alternatives is available or both are deemed not to provide a suitable methodology for converting a foreign currency into U.S. dollars, the Boards in good faith will establish a conversion rate for such currency.

         All other assets of the Funds are valued in such manner as the Boards in good faith deem appropriate to reflect their fair value.

         The Money Market Funds value their portfolio instruments at amortized cost, which means that securities are valued at their acquisition cost, as adjusted for amortization of premium or discount, rather than at current market value. Calculations are made at least weekly to compare the value of these Funds' investments valued at amortized cost with market values. Market valuations are obtained by using actual quotations provided by market makers, estimates of market value, or values obtained from yield data relating to classes of money market instruments published by reputable sources at the mean between the bid and asked prices for the instruments. The amortized cost method of valuation seeks to maintain a stable $1.00 per-share net asset value even where there are fluctuations in interest rates that affect the value of portfolio instruments. Accordingly, this method of valuation can in certain circumstances lead to a dilution of shareholders' interest. If a deviation of 0.50% or more were to occur between the net asset value per share calculated by reference to market values and these Fund's $1.00 per-share net asset value, or if there were any other deviation which the Board of Trustees believed would result in a material dilution to shareholders or purchasers, the Board would promptly consider what action, if any, should be initiated. If these Funds' per-share net asset values (computed using market values) declined, or were expected to decline, below $1.00 (computed using amortized cost), the Board might temporarily reduce or suspend dividend payments or take other action in an effort to maintain the net asset value at $1.00 per share. As a result of such reduction or suspension of dividends or other action by the Board, an investor would receive less income during a given period than if such a reduction or suspension had not taken place. Such action could result in investors receiving no dividend for the period during which they hold their shares and receiving, upon redemption, a price per share lower than that which they paid. On the other hand, if these Funds' per-share net asset values (computed using market values) were to increase, or were anticipated to increase, above $1.00 (computed using amortized cost), the Board might supplement dividends in an effort to maintain the net asset value at $1.00 per share.

                              PRINCIPAL UNDERWRITER

         The Distributor acts as the Funds' principal underwriter in a continuous public offering of the Funds' shares. The Distributor is currently registered as a broker-dealer with the SEC and in all 50 states, is a member of most of the principal securities exchanges in the U.S., and is a member of the National Association of Securities Dealers, Inc. The Underwriting Agreement between each Fund and the Distributor is in effect for each Fund for the same periods as the Agreements, and shall continue in effect thereafter for periods not exceeding one year if approved at least annually by (i) the appropriate Board of Trustees or the vote of a majority of the outstanding securities of that Fund (as defined in the Investment Company Act), and (ii) a majority of the Trustees who are not interested persons of any such party, in each case by a vote cast in person at a meeting called for the purpose of voting on such approval. The Underwriting Agreement with respect to each Fund may be terminated without penalty by the parties thereto upon 60 days' written notice and is automatically terminated in the event of its assignment as defined in the Investment Company Act. There are no underwriting commissions paid with respect to sales of the Funds' shares.

                             PERFORMANCE INFORMATION

         As noted in the Prospectus, the Funds may, from time to time, quote various performance figures in advertisements and investor communications to illustrate their past performance. Performance figures will be calculated separately for the Class R, Class P and Class L shares.

         The Money Market Funds. Current yield reflects the interest income per share earned by these Funds' investments. Current yield is computed by determining the net change, excluding capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of a seven-day period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then annualizing the result by multiplying the base period return by (365/7).

         Effective yield is computed in the same manner except that the annualization of the return for the seven-day period reflects the results of compounding by adding 1 to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result. This figure is obtained using the Securities and Exchange Commission formula:


                                                               365/7
                    Effective Yield = [(Base Period Return + 1)     ] - 1

         The Short Bond Fund and California Intermediate Bond Fund. These Funds' 30-day yield figure described in the Prospectus is calculated according to a formula prescribed by the SEC, expressed as follows:

                                            6
                    YIELD = 2[(((A-B)/CD)+1)  -1]


         Where: a = dividends and interest earned during the period.

                b = expenses accrued for the period (net of reimbursement).

                c = the  average  daily  number of shares outstanding during the period that were entitled to receive dividends.

                d = the maximum offering  price per share on the last day of the period.

         For the purpose of determining the interest earned (variable "a" in the formula) on debt obligations that were purchased by these Funds at a discount or premium, the formula generally calls for amortization of the discount or premium; the amortization schedule will be adjusted monthly to reflect changes in the market values of the debt obligations.

         Investors should recognize that, in periods of declining interest rates, these Funds' yields will tend to be somewhat higher than prevailing market rates and, in periods of rising interest rates, will tend to be somewhat lower. In addition, when interest rates are falling, monies received by these Funds from the continuous sale of their shares will likely be invested in instruments producing lower yields than the balance of their portfolio of securities, thereby reducing the current yield of these Funds. In periods of rising interest rates, the opposite result can be expected to occur.

         The Tax-Free Funds. A tax equivalent yield demonstrates the taxable yield necessary to produce an after-tax yield equivalent to that of a fund that invests in tax-exempt obligations. The tax equivalent yield for one of the Tax-Free Funds is computed by dividing that portion of the current yield (or effective yield) of the Tax-Free Fund (computed for the Fund as indicated above) that is tax exempt by one minus a stated income tax rate and adding the quotient to that portion (if any) of the yield of the Fund that is not tax exempt. In calculating tax equivalent yields for the California Intermediate Bond and California Money Funds, these Funds assume an effective tax rate (combining federal and California tax rates) of 45.22%, based on a California tax rate of 9.3% combined with a 39.6% federal tax rate. The Federal Money Fund assumes a federal tax rate of 39.6% The effective rate used in determining such yield does not reflect the tax costs resulting from the loss of the benefit of personal exemptions and itemized deductions that may result from the receipt of additional taxable income by taxpayers with adjusted gross incomes exceeding certain levels. The tax equivalent yield may be higher than the rate stated for taxpayers subject to the loss of these benefits.

         Yields. The yields for the indicated periods ended June 30, 1997, were as follows:

FUND                                          YIELD       EFFECTIVE         TAX-EQUIV.            CURRENT        TAX-EQUIV. YIELD*
                                             (7-DAY)        YIELD        EFFECTIVE YIELD*          YIELD             (30-DAY)
                                                           (7-DAY)            (7-DAY)            (30-DAY)
Montgomery Total Return Bond Fund              N/A           N/A                N/A                 N/A                 N/A
Montgomery Short Duration Government           N/A           N/A                N/A                6.03%                N/A
Bond Fund
Montgomery Government Reserve Fund            5.10%         5.23%               N/A                5.09%                N/A
Montgomery Federal Tax-Free Money Fund        3.61%         3.67%              6.08%               3.29%               5.45%
Montgomery California Tax-Free                 N/A           N/A                N/A                4.19%               7.65%
Intermediate Bond Fund
Montgomery California Tax-Free Money          3.43%         3.49%              6.37%               3.21%               5.86%
Fund

* Calculated using a combined federal and California income tax rate of 46.24% for the California Funds and a federal rate of 39.6% for the Federal Money Fund.

         Average Annual Total Return. Total return may be stated for any relevant period as specified in the advertisement or communication. Any statements of total return for a Fund will be accompanied by information on that Fund's average annual compounded rate of return over the most recent four calendar quarters and the period from that Fund's inception of operations. The Funds may also advertise aggregate and average total return information over different periods of time. A Fund's "average annual total return" figures are computed according to a formula prescribed by the SEC expressed as follows:


                                                    n
                                            P(1 + T)  = ERV

         Where:            P        =       a  hypothetical  initial  payment of
                                            $1,000.

                           T        =       average annual total return.

                           n        =       number of years.

                           ERV      =       Ending    Redeemable   Value   of  a
                                            hypothetical  $1,000 investment made
                                            at  the  beginning  of a  1-,  5- or
                                            10-year  period  at the  end of each
                                            respective   period  (or  fractional
                                            portion      thereof),      assuming
                                            reinvestment  of all  dividends  and
                                            distributions      and      complete
                                            redemption   of   the   hypothetical
                                            investment   at   the   end  of  the
                                            measuring period.

         Aggregate Total Return. A Fund's "aggregate total return" figures represent the cumulative change in the value of an investment in that Fund for the specified period and are computed by the following formula:

                                            ERV - P
                                            -------
                                               P

         Where:            P        =       a  hypothetical  initial  payment of
                                            $1,000.

                           ERV      =       Ending   Redeemable   Value   of   a
                                            hypothetical  $1,000 investment made
                                            at  the  beginning  of a  l-,  5- or
                                            10-year  period  at the end of a l-,
                                            5- or 10-year  period (or fractional
                                            portion      thereof),      assuming
                                            reinvestment  of all  dividends  and
                                            distributions      and      complete
                                            redemption   of   the   hypothetical
                                            investment   at   the   end  of  the
                                            measuring period.

         Each Fund's performance will vary from time to time depending upon market conditions, the composition of its portfolio and its operating expenses. Consequently, any given performance quotation should not be considered representative of that Fund's performance for any specified period in the future. In addition, because performance will fluctuate, it may not provide a basis for comparing an investment in that Fund with certain bank deposits or other investments that pay a fixed yield for a stated period of time. Investors comparing that Fund's performance with that of other investment companies should give consideration to the quality and maturity of the respective investment companies' portfolio securities.

         The average annual total return for each Fund for the periods indicated was as follows:


                                  FUND                                            YEAR              5-YEARS           INCEPTION*
                                                                                 ENDED               ENDED             THROUGH
                                                                             JUNE 30, 1997       JUNE 30, 1997      JUNE 30, 1997
Montgomery Growth Fund                                                           20.44%                 N/A             26.78%
Montgomery Small Cap Opportunities Fund                                          10.97%                 N/A             28.65%
Montgomery Small Cap Fund                                                         6.81%               18.07%            20.47%
Montgomery Micro Cap Fund                                                        14.77%                 N/A             24.26%
Montgomery Equity Income Fund                                                    26.02%                 N/A             23.67%
Montgomery International Growth Fund                                             19.20%                 N/A             23.43%
Montgomery International Small Cap Fund                                          15.48%                 N/A             10.06%
Montgomery Emerging Markets Fund                                                 19.34%               12.84%            11.91%
Montgomery Emerging Asia Fund                                                    57.80%                 N/A             57.80%
Montgomery Latin America Fund                                                      N/A                  N/A               N/A
Montgomery Global Opportunities Fund                                             18.71%                 N/A             16.09%
Montgomery Global Communications Fund                                            14.43%                 N/A             14.30%
Montgomery Select 50 Fund                                                        26.35%                 N/A             37.38%
Montgomery U.S. Asset Allocation Fund                                            14.65%                 N/A             23.21%
Montgomery Global Asset Allocation Fund                                          19.20%                 N/A             23.43%
Montgomery Total Return Bond Fund                                                  N/A                  N/A               N/A
Montgomery Short Duration Government Bond Fund                                    6.79%                 N/A              6.38%
Montgomery Government Reserve Fund                                                5.03%                 N/A              4.30%
Montgomery California Tax-Free Intermediate Bond Fund                             6.91%                 N/A              5.17%
Montgomery California Tax-Free Money Fund                                         2.95%                 N/A              3.15%
Montgomery Federal Tax-Free Money Fund                                             N/A                  N/A              3.26%

----------------





         * Total return for periods of less than one year are aggregate, not annualized, return figures. The dates of inception for the Funds were:

         Growth Fund, September 30, 1993; Small Cap Opportunities Fund, December 29, 1995; Small Cap Fund, July 13, 1990; Micro Cap Fund, December 30, 1994; Equity Income Fund, September 30, 1994; International Growth Fund, June 30, 1995; International Small Cap Fund, September 30, 1993; Emerging Markets Fund, March 1, 1992; Emerging Asia Fund, September 30, 1996; Latin America Fund, June 30, 1997; Global Opportunities Fund, September 30, 1993; Global Communications Fund, June 1, 1993; Select 50 Fund, October 27, 1995; U.S. Asset Allocation Fund, March 31, 1994; Global Asset Allocation Fund, January 2, 1997; Total Return Bond Fund, June 30, 1997; Short Duration Government Bond Fund, December 18, 1992; Government Reserve Fund, September 14, 1992; California Intermediate Bond Fund, July 1, 1993; California Tax-Free Money Fund, September 30, 1994; and Federal Tax-Free Money Fund, June 30, 1996.

Presentation of Other Performance Information Regarding the Opportunities Fund

         John Boich and Oscar Castro jointly managed a limited partnership called the Common Goal World Fund Limited Partnership (the "Partnership") before joining the Manager. John Boich has served as the Partnership's General Partner since its inception on January 7, 1990 until April 1993, when Mr. Castro and Mr. Boich joined the Manager as Managing Directors and Portfolio Managers. On September 30, 1993, the Montgomery Global Opportunities Fund, which has a similar investment strategy as the partnership, was launched On October 1, 1993, the Partnership was dissolved and the assets were transferred in-kind into the Opportunities Fund. Consistent with applicable law, the Managers may advertise the performance of the Partnership as part of materials concerning the Opportunity Fund.

         The annual total return for the Partnership for the periods indicated was as follows:


         -----------------------------------------------------------------------------------------------
         PERIOD                                            PARTNERSHIP ANNUAL TOTAL RETURN (NET OF FEES)
         -----------------------------------------------------------------------------------------------
         Year ended Dec. 31, 1990*                                              2.04%
         -----------------------------------------------------------------------------------------------
         Year ended Dec. 31, 1991                                              25.32%
         -----------------------------------------------------------------------------------------------
         Year ended Dec. 31, 1992                                               4.53%
         -----------------------------------------------------------------------------------------------
         9-month Period ended Sept. 30, 1993                                   17.29%
         -----------------------------------------------------------------------------------------------

         *        The Partnership commenced operations on January 7, 1990.


Presentation of Other Performance Information Regarding the Emerging Asia Fund

         From time to time, the Manager may advertise the performance of a related mutual fund sold only in Canada and advised by the Manager that has a substantially similar investment objective as the Emerging Asia Fund. The related mutual fund, called the "Navigator Asia Pacific Fund" commenced operations on May 19, 1995. The Manager managed that Fund until July 31, 1997.
The performance information of the Navigator Asia Pacific Fund (net of fees) was as follows:



         --------------------------------------------------------------------------------
         PERIOD                                      AGGREGATE TOTAL RETURN (NET OF FEES)
         --------------------------------------------------------------------------------
         Year to date ended July 31, 1997                           42.09%
         --------------------------------------------------------------------------------
         Since inception                                            78.70%
         --------------------------------------------------------------------------------


         Comparisons. To help investors better evaluate how an investment in the Funds might satisfy their investment objectives, advertisements and other materials regarding the Funds may discuss various financial publications. Materials may also compare performance (as calculated above) to performance as reported by other investments, indices, and averages. Publications, indices and averages, including but not limited to, the following may be used in discussion of a Fund's performance or the investment opportunities it may offer:

         a) Standard & Poor's 500 Composite Stock Index, one or more of the Morgan Stanley Capital International Indices, and one or more of the International Finance Corporation Indices.

         b) Bank Rate Monitor--A weekly publication which reports various bank investments, such as certificate of deposit rates, average savings account rates and average loan rates.

         c) Lipper--Mutual Fund Performance Analysis and Lipper Fixed Income Fund Performance Analysis--A ranking service that measures total return and average current yield for the mutual fund industry and ranks individual mutual fund performance over specified time periods assuming reinvestment of all distributions, exclusive of any applicable sales charges.

         d) Donoghue's Money Fund Report--Industry averages for 7-day annualized and compounded yields of taxable, tax-free, and government money funds.

         e) Salomon Brothers Bond Market Roundup--A weekly publication which reviews yield spread changes in the major sectors of the money, government agency, futures, options, mortgage, corporate, Yankee, Eurodollar, municipal, and preferred stock markets. This publication also summarizes changes in banking statistics and reserve aggregates.

         f) Lehman Brothers indices--Lehman Brothers fixed-income indices may be used for appropriate comparisons.

         g) other indices--including Consumer Price Index, Ibbotson, Micropal, CNBC/Financial News Composite Index, MSCI EAFE Index (Morgan Stanley Capital International, Europe, Australasia, Far East Index--a capitalization-weighted index that includes all developed world markets except for those in North America), Datastream, Worldscope, NASDAQ, Russell 2000 and IFC Emerging Markets Database.

         In addition, one or more portfolio managers or other employees of the Manager may be interviewed by print media, such as by the Wall Street Journal or Business Week, or electronic news media, and such interviews may be reprinted or excerpted for the purpose of advertising regarding the Funds.

         In assessing such comparisons of performance, an investor should keep in mind that the composition of the investments in the reported indices and averages is not identical to the Funds' portfolios, that the averages are generally unmanaged, and that the items included in the calculations of such averages may not be identical to the formulae used by the Funds to calculate their figures.

         The Funds may also publish their relative rankings as determined by independent mutual fund ranking services like Lipper Analytical Services, Inc. and Morningstar, Inc.

         Investors should note that the investment results of the Funds will fluctuate over time, and any presentation of a Fund's total return for any period should not be considered as a representation of what an investment may earn or what an investor's total return may be in any future period.

         Reasons to Invest in the Funds. From time to time, the Funds may publish or distribute information and reasons supporting the Manager's belief that a particular Fund may be appropriate for investors at a particular time. The information will generally be based on internally generated estimates resulting from the Manager's research activities and projections from independent sources. These sources may include, but are not limited to, Bloomberg, Morningstar, Barings, WEFA, Consensus Estimates, Datastream, Micropal, I/B/E/S Consensus Forecast, Worldscope and Reuters as well as both local and international brokerage firms. For example, the Funds may suggest that certain countries or areas may be particularly appealing to investors because of interest rate movements, increasing exports and/or economic growth. The Funds may, by way of further example, present a region as possessing the fastest growing economies and may also present projected gross domestic product (GDP) for selected economies. In using this information, the Montgomery Emerging Asia Fund also may claim that certain Asian countries are regarded as having high rates of growth for their economies (GDP), international trade and corporate earnings; thus producing what the Manager believes to be a favorable investment climate.

         Research. The Manager has developed its own tradition of intensive research and has made intensive research one of the important characteristics of the Montgomery Funds style

         The portfolio managers for Montgomery's Foreign and Global Equity Funds work extensively on developing an in-depth understanding of particular foreign markets and particular companies. And they very often discover that they are the first analysts from the United States to meet with representatives of foreign companies, especially those in emerging markets nations.

         Extensive research into companies that are not well known--discovering new opportunities for investment--is a theme that crosses a number of the Funds and is reflected in the number of Funds oriented towards smaller capitalization businesses

         In-depth research, however, goes beyond gaining an understanding of unknown opportunities. The portfolio analysts have also developed new ways of gaining information about well-known parts of the domestic market. The growth equity team, for example, has developed its own strategy and proprietary database for analyzing the growth potential of U.S. companies, often large, well-known companies.

         From time to time, advertising and sales materials for the Montgomery Funds may include biographical information about portfolio managers as well as commentary by portfolio managers regarding investment strategy, asset growth, current or past economic, political or financial conditions that may be of interest to investors.

         Also, from time to time, the Manager may refer to its quality and size, including references to its total assets under management (currently $9 billion for retail and institutional investors) and total shareholders invested in the Funds (currently around 307,000).

                               GENERAL INFORMATION

         Investors in the Funds will be informed of the Funds' progress through periodic reports. Financial statements will be submitted to shareholders semi-annually, at least one of which will be certified by independent public accountants. All expenses incurred in connection with the organization of The Montgomery Funds and the registration of shares of the Small Cap Fund as the initial series of the Trust have been assumed by the Small Cap Fund; all expenses incurred in connection with the organization of The Montgomery Funds II have been assumed by Montgomery Institutional Series: Emerging Markets Portfolio and the Manager. Expenses incurred in connection with the establishment and registration of shares of each of the other funds constituting Trusts as separate series of the Trusts have been assumed by each respective Fund. The expenses incurred in connection with the establishment and registration of shares of the Funds as separate series of the Trusts have been assumed by the respective Funds and are being amortized over a period of five years commencing with their respective dates of inception. The Manager has agreed, to the extent necessary, to advance the organizational expenses incurred by certain Funds and will be reimbursed for such expenses after commencement of those Funds' operations. Investors purchasing shares of a Fund bear such expenses only as they are amortized daily against that Fund's investment income.

         As noted above, Morgan Stanley Trust Company (the "Custodian") acts as custodian of the securities and other assets of the Funds. The Custodian does not participate in decisions relating to the purchase and sale of securities by the Funds.

         Investors Fiduciary Trust Company, 127 West 10th Street, Kansas City, Missouri 64105, is the Funds' Master Transfer Agent. The Master Transfer Agent has delegated certain transfer agent functions to DST Systems, Inc., P.O. Box 419073, Kansas City, Missouri 64141-6073, the Funds' Transfer and Dividend Disbursing Agent.

         Deloitte & Touche LLP, 50 Fremont Street, San Francisco, California 94105, are the independent auditors for the Funds.

         The  validity  of  shares  offered  hereby  will be  passed on by Paul,
Hastings,   Janofsky  &  Walker  LLP,  345  California  Street,  San  Francisco,
California 94104.

         The  shareholders of The Montgomery Funds (but not The Montgomery Funds
II) as shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable as partners for its obligations. However, the Trust's Agreement and Declaration of Trust ("Declaration of Trust") contains an express disclaimer of shareholder liability for acts or obligations of the Trust. The Declaration of Trust also provides for indemnification and reimbursement of expenses out of the Funds' assets for any shareholder held personally liable for obligations of the Funds or Trust. The Declaration of Trust provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Funds or Trust and satisfy any judgment thereon. All such rights are limited to the assets of the Funds. The Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents to cover possible tort and other liabilities. Furthermore, the activities of the Trust as an investment company as distinguished from an operating company would not likely give rise to liabilities in excess of the Funds' total assets. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is extremely remote because it is limited to the unlikely circumstances in which both inadequate insurance exists and a Fund itself is unable to meet its obligations.

         Among the Boards' powers enumerated in the Agreements and Declaration of Trust is the authority to terminate the Trusts or any of their series, or to merge or consolidate the Trusts or one or more of their series with another trust or company without the need to seek shareholder approval of any such action.


         As of November 28, 1997 to the knowledge of the Funds, the following shareholders owned of record 5 percent or more of the outstanding Class R Shares of the respective Funds indicated:

NAME OF FUND/NAME AND ADDRESS OF RECORD OWNER                                                         NUMBER OF             PERCENT
                                                                                                    SHARES OWNED           OF SHARES

Growth Fund


Charles Schwab & Co., Inc.                                                                            19,132,033              35.43
101 Montgomery Street
San Francisco, CA 94104-4122
National Financial Services Corp.                                                                      4,210,462                7.80
For The Exclusive Benefit of Our Customers ATTN:  Mutual Funds
P.O. Box 3730
Church Street Station
New York, NY  10008-3730

Small Cap Opportunities Fund

Charles Schwab & Co., Inc.                                                                             4,631,188               35.62
101 Montgomery Street
San Francisco, CA 94104-4122
National Financial Services Corp.                                                                      1,086,377                8.36
For the Exclusive Benefit of Our Customers
Attn Mutual Funds
P.O. Box 3730
Church Street Station
New York, NY 10008-3730

Small Cap Fund

The Trust Company of                                                                                     729,365                7.88
Knoxville
620 Market Street, #300
Knoxville, TN 37902-2232
Charles Schwab & Co., Inc.                                                                             1,538,792               16.62
101 Montgomery Street
San Francisco, CA 94104-4122

Micro Cap Fund

Charles Schwab & Co., Inc.                                                                             6,317,277               36.81
101 Montgomery Street
San Francisco, CA 94104-4122
National Financial Services Corp.                                                                      1,021,606                5.95
For the Exclusive Benefit of Our Customers
Attn Mutual Funds
P.O. Box 3730
Church Street Station



NAME OF FUND/NAME AND ADDRESS OF RECORD OWNER                                                         NUMBER OF             PERCENT
                                                                                                    SHARES OWNED           OF SHARES

New York, NY 10008-3730

Equity Income Fund

Charles Schwab & Co., Inc.                                                                             1,068,652               51.80
101 Montgomery Street
San Francisco, CA 94104-4122

International Growth Fund

Charles Schwab & Co., Inc.                                                                               452,521               20.46
101 Montgomery Street
San Francisco, CA  94104-4122
Stanley S. Schwartz TR                                                                                   174,270                7.88
U/A December 20, 1988 Stanley S. Schwartz Rev Living Trust/Arista Foundation

International Small Cap Fund

Charles Schwab & Co., Inc.                                                                             1,075,850               40.08
101 Montgomery Street
San Francisco, CA  94104-4122
National Financial Services Corp for the Exclusive Use of Our Customers                                  222,824                8.30
Attn: Mutual Funds
PO Box 3730
Church Street Station
New York, NY  10008-3730

Emerging Markets Fund

Charles Schwab & Co., Inc.                                                                            34,944,313               45.82
101 Montgomery Street
San Francisco, CA 94014-4122
National Financial Services Corp.                                                                      6,705,402                8.79
For the Exclusive Benefit of Our
Customers
Attn: Mutual Funds
P.O. Box 3730
Church Street Station
New York, NY  10008-3730



NAME OF FUND/NAME AND ADDRESS OF RECORD OWNER                                                         NUMBER OF             PERCENT
                                                                                                    SHARES OWNED           OF SHARES

Emerging Asia Fund

Charles Schwab & Co., Inc.                                                                             1,043,728               33.18
101 Montgomery Street
San Francisco, CA  94104-4122
National Financial Services Corp.                                                                        359,643               11.43
For the Exclusive Benefit of Our Customers
Attn Mutual Funds
P.O. Box 3730
Church Street Station
New York, NY 10008-3730

Wertheim Schroeder & Co., Inc                                                                            613,717               19.51
Mutual Fund Control A/C
c/o Leweo Sec Attn: Tony Muoio/Robt
34  Exchange Pl. FL4
Jersey City, NJ 07302-3901

Latin America Fund

Charles Schwab & Co., Inc.                                                                               105,902               14.16
101 Montgomery Street
San Francisco, CA 94104-9122

National Financial Services Corp.                                                                        108,808               14.55
For the Exclusive Benefit of Our
Customers - Ath Mutual Funds
P.O. Bos 3730 Church Street Station
New York, NY 10008-3730

Montgomery Securities                                                                                     46,785                6.26
401K Deferred Compensation Plan
For the Exclusive Benefit of Clients
Attn: Jeanette Harrison
600 Montgomery Street
San Francisco, CA 94111-2777
Nations Banc Montgomery Securities                                                                        83,333               11.14
001-00200-14
Attn: Mutual Funds, 5th Floor
600 Montgomery Street
San Francisco, CA 94111-2702

J. Clifford Findeiss ttee FBO                                                                         10,997,805                7.93
J. Clifford Findeiss Revocable
Trust Dtd 6/9/93
8220 State Road 84, Suite 200
Davie, FL 33324-4625

Jere'd Creed ttee FBO The                                                                              11,421,775               8.24
Jere'd Creed Revocable Trust
Dtd 6/9/93
5901 Almond Terrace
Plantation, FL 33317-2501

Global Opportunities Fund

Charles Schwab & Co., Inc.                                                                               305,621               23.65
101 Montgomery Street
San Francisco, CA  94104-4122
National Financial Services Corp.                                                                        104,347                8.07
For The Exclusive Benefit of Our Customers --ATTN:  Mutual Funds
P.O. Box 3730
Church Street Station
New York, NY  10008-3730
Wayne Boich                                                                                              133,435               10.33
155 East Broad, No. 23
Columbus, OH  43215-3609



NAME OF FUND/NAME AND ADDRESS OF RECORD OWNER                                                         NUMBER OF             PERCENT
                                                                                                    SHARES OWNED           OF SHARES

Global Communications Fund

Charles Schwab & Co., Inc.                                                                             2,849,542               39.29
101 Montgomery Street
San Francisco, CA 94104-4122

Select 50 Fund

Charles Schwab & Co., Inc.                                                                             3,328,407               29.61
101 Montgomery Street
San Francisco, CA 94104-4122
National Financial Services Corp.                                                                      1,143,517               10.17
For the Exclusive Benefit of Our Customers
Attn Mutual Funds
P.O. Box 3730
Church Street Station
New York, NY 10008-3730

U.S. Asset Allocation Fund

Charles Schwab & Co., Inc.                                                                             2,150,374               32.97
101 Montgomery St.
San Francisco, CA  94104-4122
National Financial Services Corp.                                                                        930,917               14.27
For the Exclusive Benefit of Our Customers Attn Mutual Funds
P.O. Box 3730
Church Street Station
New York, NY  10008-3730

Total Return Bond Fund

Asset Allocation Fund                                                                                  7,091,128               93.96
Attn: Gina Lopez
101 California Street
San Francisco, CA 94111-5802

Short Duration Government Bond Fund

Charles Schwab & Co., Inc.                                                                             1,520,185               28.42
101 Montgomery Street
San Francisco, CA 94104-4122
Donaldson, Lufkin & Jenrette                                                                             486,388                9.09
Securities Corp.
Mutual Funds Department, 5th Floor
P. O. Box 2052
Jersey City, NJ  07383-2052
KONIAG Inc.                                                                                              568,930               10.64
c/o Montgomery Asset Management
Attn: Carl Obeck
600 Montgomery Street
San Francisco, CA  94111-2702
Prudential Securities Inc.                                                                               572,765               10.71

Petterson & Co                                                                                           575,397               10.76
P.O. Box 7829
Philadelphia, PA 19101-7829




NAME OF FUND/NAME AND ADDRESS OF RECORD OWNER                                                         NUMBER OF             PERCENT
                                                                                                    SHARES OWNED           OF SHARES

Special Custody Account for The Exclusive Benefit of Customers-PC
1 New York Plaza
Attn:  Mutual Funds
New York, NY  10004-1902
Wertheim Schroeder & Co. Inc.                                                                            307,533                5.75
Mutual Fund Control A/C
c/o LEWCO Securities
Attn: Tony Muoia
34 Exchange Place, Floor 4
Jersey City, NJ 07302-3901

Government Reserve Fund

Mary Miner, Trustee for Robert                                                                        39,070,626                5.97
Miner and Mary Miner Trust
U/A dated 3/14/94
1832 Baker Street
San Francisco, CA  94115-2011

California Tax-Free Intermediate Bond Fund

Charles Schwab & Co., Inc.                                                                               943,198               45.91
101 Montgomery Street
San Francisco, CA 94104-4122

Japan Small Cap Fund

Charles Schwab & Co. Inc                                                                                  35,907               80.41
101 Montgomery Street
San Francisco, CA 94104-4122

Charles Schwab & Co. Inc                                                                                   8,333               18.66
FBO Mark Geist 124423887
101 California Street
San Francisco CA 94104-5802

         As of November 28, 1997, to the knowledge of the Funds, the following shareholders owned of record 5 percent or more of the outstanding Class P Shares of the respective Funds indicated:

NAME OF FUND/NAME AND ADDRESS OF RECORD OWNER                                                         NUMBER OF             PERCENT
                                                                                                    SHARES OWNED           OF SHARES
Growth Fund

Dreyfus Investment Services Corp.                                                                          1,014               24.08
FBO 649772181
2 Mellon Bank Center, Room 177
Pittsburg, PA 15259-0001
Dreyfus Investment Services Corp.                                                                            238                5.66
FBO 659026941






NAME OF FUND/NAME AND ADDRESS OF RECORD OWNER                                                         NUMBER OF             PERCENT
                                                                                                    SHARES OWNED           OF SHARES
2 Mellon Bank Center, Room 177
Pittsburg, PA 15259-0001
Gruntal & Co.                                                                                                357                8.47
FBO 210-08164-18
14 Wall Street
New York, NY 10005-2101
ABN AMRO Chicago Corp.                                                                                       239                5.67
FBO 086-79443-16
Attn: Mutual Fund Operations
P.O. Box 6108
Chicago, IL 60680-6108
Gruntal & Co., LLC                                                                                           244                5.79
FBO 825-28374-12
14 Wall Street
New York, NY 10005-2101
Gruntal & Co., LLC                                                                                           281                6.67
FBO 886-09481-19
14 Wall Street
New York, NY 10005-2101
Gruntal & Co., LLC                                                                                           281                6.67
FBO 886-09482-18
14 Wall Street
New York, NY 10005-2101
Gruntal & Co., LLC                                                                                           237                5.64
FBO 886-09483-17
14 Wall Street
New York, NY 10005-2101
Dreyfus Investment Services                                                                                  233                5.54
FBO 640201421
2 Mellon Bank Ctr
Room 177
Pittsburgh, PA 15259
US Clearing Corp                                                                                             296                7.02
FBO 720-90905-18
26 Broadway
New York, NY 10004

Small Cap Opportunities Fund

E*Trade Securities Inc.                                                                                      348               60.91
A/C 7880-1618
Thomas S. Smogolski C/F
Four Embarcadero Place
2400 Geng Road
Palo Alto, CA 94303-3317
U.S. Clearing Corp.                                                                                          138               24.20
FBO 720-90531-10
26 Broadway
New York, NY 1004-1798
Gruntal & Co., LLC                                                                                            85               14.83
FBO 886-10149-11
14 Wall Street
New York, NY 10005-2101
PaineWebber for the Benefit of                                                                               282              100
PaineWebber, Inc.
Non-Proprietary M/F
1000 Harbor Blvd.
Weehawken, NJ 07087


NAME OF FUND/NAME AND ADDRESS OF RECORD OWNER                                                         NUMBER OF             PERCENT
                                                                                                    SHARES OWNED           OF SHARES

Small Cap Fund

State Street Bank & Trust Co.                                                                            186,623               33.88
U/A July 01, 1996
McClaren/Hart Employee Ret. Plan
P.O. Box 1992
Boston, MA 02105-1992
State Street Bank & Trust Co.                                                                            82,665                15.01
U/A January 2, 1996
Waretek US Inc. Employee Savings &
Investment Plan
P.O. Box 1992
Boston, MA 02105-1992
State Street Bank & Trust Co. Tr.                                                                         43,673                7.93
GE 401K Trac Plans
c/o Defined Contributions BFDS
P.O. Box 8705
Boston, MA 0226-8705
State Street Bank & Trust Co. Tr.                                                                        102,200               18.56
U/A December 1, 1993
Ameridata Tech. Employee Svgs. Plan
Attn: Steven Shipman - Master Tr. W6C
One Enterprise Drive
No. Quincy, MA 02171-2126
State Street Bank & Trust Co.                                                                             62,850               11.41
The Bordon Group, Inc.
401K Retirement & P.S.P.
P.O. Box 1992
Boston, MA 02105-1992
State Street                                                                                              72,772               13.21
Retirement Savings Plan
P.O. Box 1992
Boston, MA 02105-1992

International Growth Fund

Gruntal & Co. L.L.C.                                                                                         272                 100
FBO
14 Wall Street
New York, NY 10005-2101

Equity-Income Fund

State Street Bank & Trust Co. Tr.                                                                         73,668               99.98
U/A Dec. 01, 1993
Ameridata Tech Employee Svgs. Plan
Attn: Steven Shipman Master Tr. W6C
One Enterprise Drive
No. Quincy, MA 02171-2126


Emerging Markets Fund

State Street Bank & Trust Co.                                                                             27,270               65.68
V/A Jan. 2, 1996
Waretek US Inc. Employee Savings &
Investment Plan
P.O. Box 1992
Boston, MA  02105-1992
US Clearing Corp.                                                                                          2,199                5.30



NAME OF FUND/NAME AND ADDRESS OF RECORD OWNER                                                         NUMBER OF             PERCENT
                                                                                                    SHARES OWNED           OF SHARES
FB0 720-90531-10
26 Broadway
New York, NY 1004-1798
US Clearing Corp.                                                                                          5,851               14.09
FBO 780-16649-18
26 Broadway
New York, NY 10004-1798


U.S. Asset Allocation Fund

Gruntal & Co., LLC                                                                                           316               26.59
FBO 886-09482-18
14 Wall Street
New York, NY 10005-2101
Gruntal & Co., LLC                                                                                           316               26.59
FBO 886-09481-19
14 Wall Street
New York, NY 10005-2101
Gruntal & Co., LLC                                                                                           290               24.36
FBO 880-12981-11
14 Wall Street
New York, NY 10005-2101



NAME OF FUND/NAME AND ADDRESS OF RECORD OWNER                                                         NUMBER OF             PERCENT
                                                                                                    SHARES OWNED           OF SHARES

Gruntal & Co., LLC                                                                                           267               22.46
FBO 886-09483-17
14 Wall Street
New York, NY 10005-2101



         As of December 22, 1997, officers and directors of the Montgomery Funds owned, in aggregate, of record more than 1% of the outstanding shares in:
Montgomery California Tax-Free Intermediate Bond Fund (holding a combined 2.4% of shares outstanding); Montgomery Global Opportunities Fund (holding a combined 1.5% of shares outstanding).


         The Trusts are registered with the Securities and Exchange Commission as non-diversified management investment companies, although each Fund, except for the Tax-Free Funds, is a diversified series of the Trust. Such a registration does not involve supervision of the management or policies of the Funds. The Prospectus and this Statement of Additional Information omit certain of the information contained in the Registration Statements filed with the SEC. Copies of the Registration Statements may be obtained from the SEC upon payment of the prescribed fee.


                              FINANCIAL STATEMENTS

         Audited financial statements for the relevant periods ending June 30, 1997, for the Growth, Micro Cap, Small Cap, Small Cap Opportunities, Equity Income, Opportunities, Communications, International Growth, International Small Cap, Emerging Markets, Select 50, U.S. Asset Allocation, Global Asset Allocation, Short Bond, Reserve, Federal Tax-Free Money, California Intermediate Bond and California Money Funds, as contained in the Annual Report to Shareholders of such Funds for the fiscal year ended June 30, 1997 (the "Report"), are incorporated herein by reference to the Report.

         Unaudited financial statements for period from June 30, 1997, through October 31, 1997, for the Latin America and Total Return Bond Funds follows.




                                                    MONTGOMERY LATIN AMERICA FUND
                                                        Portfolio Investments
                                                     October 31, 1997 (unaudited)


                                                                                                                            Value
  Shares                                                                                                                  (Note 1)
----------                                                                                                              ------------
COMMON STOCKS - 89.1%
                Argentina - 4.4%
     4,100      Banco Frances del Rio de la Plata, ADR (Banks)........................................                  $    100,962
    11,000      Banco Rio de la Plata, ADR+ (Banks)...................................................                       115,500
    15,000      Transportadora de Gas del Sur, ADR (Pipelines)........................................                       141,563
                                                                                                                        ------------
                                                                                                                             358,025
                                                                                                                        ------------
                Brazil - 37.5%
26,500,000      Banco do Brasil S.A. (Banks)..........................................................                       223,547
    14,000      Companhia Energetica de Sao Paulo, ADR+ (Electric Utilities)..........................                       281,750
     6,600      Companhia Fabricadora de Pecas, ADR+ (Auto/Auto Parts)................................                        94,050
   181,000      Companhia Riograndense de Telecomunicacoes+ (Telephone/Regional - Local)..............                       139,553
   763,000      Electrobras (Electric Utilities)......................................................                       307,982
     2,100      Electrobras, GDS (Electric Utilities).................................................                       251,738
    46,500      Electrolux do Brasil S.A., ADR+ (Home Appliance)......................................                       267,608
    17,000      Makro Atacadista S.A., GDR (Retail)...................................................                       173,825
     2,600      Telebras, ADR (Telephone/Networks)....................................................                       263,900
 9,330,000      Telec Brasileiras-Telebras ON (Telephone/Networks)....................................                       829,286
    37,000      TV Filme, Inc., ADR+ (Cable Television)...............................................                       215,063
                                                                                                                        ------------
                                                                                                                           3,048,302
                                                                                                                        ------------
                Canada - 5.4%
    26,000      Bell Canada International Inc.+ (Telecommunications).................................                        438,750
                                                                                                                        ------------
                Chile - 1.1%
     4,500      Empresa Nacional Electricidad S.A. (Electric Utilities)..............................                         90,563
                                                                                                                        ------------
                Colombia - 6.7%
    11,100      Banco Ganadero, ADR (Banks)..........................................................                        266,400
    52,000      Carulla Y Cia S.A., ADR (Retail).....................................................                        279,500
                                                                                                                        ------------
                                                                                                                             545,900
                                                                                                                        ------------
                Mexico - 30.4%
    55,000      Acer Computer Latino America S.A. de C.V. + (Computers
                   & Office Equipment)..............................................................                         171,566
    91,200      Corporacion Interamericana de Entretenimiento S.A., Series B+ (Entertainment).......                         522,699
 1,659,000      Grupo Fernandez Editores S.A. de C.V., Series B+ (Newspapers/Publishing)............                         374,389
   115,000      Grupo Financiero Banorte S.A. de C.V., Series B+ (Holding)..........................                         157,910
   635,700      Grupo Herdez S.A., Series B (Food & Beverage).......................................                         414,438
     8,200      Grupo Televisa S.A., GDR+ (Broadcasting/Advertising)................................                         254,200
    35,400      Pepsi-Gemex S.A., GDR (Food & Beverage).............................................                         482,325
     2,200      Telefonos de Mexico S.A., ADR (Telephone/Long Distance).............................                          95,150
                                                                                                                        ------------
                                                                                                                           2,472,677
                                                                                                                        ------------
                Venezuela - 3.6%
    42,000      Corimon C.A., ADR+ (Paint)..........................................................                         288,750
                                                                                                                        ------------
                TOTAL COMMON STOCKS
                    (Cost $8,607,977)...............................................................                       7,242,967
                                                                                                                        ------------

The accompanying notes are an integral part of these financial statements.


                                                    MONTGOMERY LATIN AMERICA FUND
                                                 Portfolio Investments - (continued)
                                                    October 31, 1997 (unaudited)


                                                                                                                           Value
Shares                                                                                                                    (Note 1)
----------                                                                                                              ------------
PREFERRED STOCKS - 12.6%
               Brazil - 12.6%
28,000,000     Banco de Credito Nacional (Banks) ...................................................                   $    222,232
   166,000     Confab Industrial S.A.+ (Steel)......................................................                        301,147
    20,000     Companhia Fabricadora de Pecas+ (Auto/Auto Parts)....................................                        126,990
 1,492,000     Petroleo Brasileiro (Oil) ...........................................................                        277,437
 1,030,000     Telec do Rio Janeiro S.A.+ (Telephone/Networks)......................................                         94,363
                                                                                                                       -------------
               TOTAL PREFERRED STOCKS
                    (Cost $1,547,390)...............................................................                      1,022,169
                                                                                                                       -------------

RIGHTS - 0.0%#
               Brazil - 0.0%# - (Cost $0)
    39,964     Telec do Rio Janeiro S.A.+ (Telephone/Networks)......................................                              0
                                                                                                                       -------------

TOTAL INVESTMENTS (Cost $10,155,367*)...............................................................    101.7%            8,265,136
OTHER ASSETS AND LIABILITIES (Net)..................................................................     (1.7)             (137,361)
                                                                                                        -----          -------------
NETS ASSETS.........................................................................................    100.0%         $  8,127,775
                                                                                                        =====          =============

--------------------------
*      Aggregate cost for Federal tax purposes.
#      Amount represents less than 0.1%.
+      Non-income producing security.

Abbreviations:
ADR    American Depositary Receipt
GDR    Global Depositary Receipt
GDS    Global Depositary Share


The accompanying notes are an integral part of these financial statements.

                                                  MONTGOMERY TOTAL RETURN BOND FUND
                                                        Portfolio Investments
                                                    October 31, 1997 (Unaudited)

        Principal                                                                                                            Value
         Amount                                                                                                             (Note 1)
   ------------------                                                                                                       --------
COLLATERALIZED MORTGAGE OBLIGATIONS - 6.1%
        $1,184,973      CIT Group Securitization Corporation, Series 1995-1A1,
                          7.700% due 08/15/20......................................................................        1,192,259
         4,000,000      Citicorp Mortgage Securities, Inc., Series 1990-17B,
                          9.500% due 11/25/20......................................................................        4,082,400
           116,667      Household Affinity Credit Card Master Trust I, Series 1994-2A,
                          7.000% due 12/15/99......................................................................          116,766
           250,000      UCFC Home Equity Loan, Series 1996-B1A2,
                          7.075% due 04/15/10......................................................................           251,16
                                                                                                                        ------------
                        TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                          (Cost $5,632,907)........................................................................        5,642,594
                                                                                                                        ------------

CORPORATE BONDS - 12.1%
         2,000,000      Deere (John) Capital Corporation, MTN,
                          5.300% due 04/15/98**....................................................................        2,000,060
           805,000      Ford Motor Company,  Senior Notes,
                          6.500% due 02/28/02......................................................................          812,044
           200,000      Franchise Finance Corporation, MTN,
                          6.780% due 02/20/02......................................................................          202,750
           650,000      General Motors Acceptance Corporation, Senior Notes,
                          6.750% due 02/07/02......................................................................          663,812
         1,205,000      Hunt (J.B.) Transport Services, Inc., Notes,
                          6.250% due 09/01/03......................................................................        1,186,925
           875,000      IRT Property Company, Notes,
                          7.450% due 04/01/01......................................................................          902,344
           950,000      Irvine Apartment Communities, Notes,
                          7.000% due 10/01/07......................................................................          964,250
                        Kimco Realty Corporation:
           900,000        Notes, 7.910% due 04/26/05...............................................................          973,125
           650,000        Senior Notes, 6.500% due 10/01/03........................................................          651,625
           110,000      Occidental Petroleum Corporation, MTN,
                          9.750% due 06/15/01......................................................................          122,375
         1,000,000      Security Capital Pacific Trust, Notes,
                          7.550% due 08/01/08......................................................................        1,070,000
           500,000      Smith Barney Holdings, MTN,
                          5.625% due 11/15/98......................................................................          498,980

                The accompanying notes are an integral part of these financial statements.

                                                  MONTGOMERY TOTAL RETURN BOND FUND
                                                 Portfolio Investments - (Continued)
                                                    October 31, 1997 (Unaudited)

        Principal                                                                                                            Value
         Amount                                                                                                             (Note 1)
   ------------------                                                                                                       --------
CORPORATE BONDS - continued
                        Union Acceptance Corporation:
       $15,902,574        Series 1995-C,
                          3.000% due 10/02/02......................................................................      $   206,237
         7,282,944        Series 1995-D,
                          3.000% due 02/07/99......................................................................          129,993
           122,000      U.S. West Communications Corporation, MTN,
                          5.580% due 03/15/99**....................................................................          120,649
           645,000      Vastar Resources, MTN,
                          6.960% due 02/26/07......................................................................          662,738
                                                                                                                        ------------

                          TOTAL CORPORATE BONDS
                           (Cost $10,820,886)......................................................................       11,167,907
                                                                                                                        ------------

FEDERAL HOME LOAN BANK (FHLB) - 9.3%
                          Agencies:
         1,200,000        1.520% (FLTR) due 05/07/98**.............................................................        1,169,175
         1,000,000        3.010% (FLTR) due 07/15/98**.............................................................          979,925
           500,000        3.256% (FLTR) due 07/16/98**.............................................................          490,612
         2,000,000        4.490% (FLTR) due 08/24/98**.............................................................        1,970,437
         2,000,000        5.570% (FLTR) due 05/12/99**.............................................................        1,982,505
         1,650,000        4.670% (FLTR) due 03/22/00**.............................................................        1,601,098
           350,000        4.500% (FLTR) due 04/14/00**.............................................................          343,538
                                                                                                                        ------------

                          TOTAL FEDERAL HOME LOAN BANK
                           (Cost $8,531,642).......................................................................        8,537,290
                                                                                                                        ------------

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - 19.8%
                          Pass-throughs:
         3,512,379        5.500% Pass-through Pools due 04/01/11 - 06/01/11.................................              3,392,189
         3,219,866        9.000% Pass-through Pools due 07/01/07 - 09/01/12.................................              3,417,895
                          REMIC:
           211,226        1374Z 7.000% due 10/15/22.........................................................                200,863
           900,000        1487F 6.000% due 11/15/20.........................................................                890,719
         1,066,456        1502PX 7.000% due 04/15/23........................................................              1,037,961
         1,423,926        1546C 5.500% due 10/15/13.........................................................              1,420,680
         1,144,069        1560PD (PAC) 5.500% due 01/15/13..................................................              1,142,284
         2,000,000        1604D (PAC) 5.250% due 07/15/04...................................................              1,991,031
         2,000,000        1610PG (PAC) 6.000% due 03/15/19..................................................              1,993,750
           332,711        1655C (PAC) 5.250% due 06/15/03...................................................                331,690
         1,000,000        1657C (PAC) 5.500% due 11/15/11...................................................                996,094
         1,480,000        1676KD (AD) 6.250% due 03/15/06...................................................              1,482,544
                                                                                                                        ------------

                          TOTAL FEDERAL HOME LOAN
                           MORTGAGE CORPORATION
                           (Cost $17,975,487)...............................................................             18,297,700
                                                                                                                        ------------

                              The accompanying notes are an integral part of these financial statements.

                                                  MONTGOMERY TOTAL RETURN BOND FUND
                                                 Portfolio Investments - (Continued)
                                                    October 31, 1997 (Unaudited)

        Principal                                                                                                            Value
         Amount                                                                                                             (Note 1)
   ------------------                                                                                                       --------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 19.8%
          $215,943      9.500% due 12/01/01.................................................................             $   223,839
         2,737,328      9.250% due 10/01/15.................................................................               2,964,869
           219,313      9.500% due 12/01/03.................................................................                 229,628
           500,000      5.000% (FLTR) due 03/03/00**........................................................                 490,203
        12,000,000      7.000% due TBA......................................................................              12,047,354
           969,102      1988-16B (PAC), 9.500% due 06/25/18.................................................               1,049,513
           252,456      1991-94C (PAC), Zero Coupon due 07/25/21............................................                 244,195
           171,000      1993-143D (PAC), 5.000% due 08/25/23................................................                 169,348
           905,934      1993-159PA (PAC), Zero Coupon due 01/25/21..........................................                 839,829
                                                                                                                        ------------

                        TOTAL FEDERAL NATIONAL
                          MORTGAGE ASSOCIATION
                          (Cost $18,148,381)................................................................              18,258,778
                                                                                                                        ------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) - 0.7%
        (Cost $631,668)
                        Pass-throughs:
           603,702      8.500% Pass-through Pools due 01/15/23 - 07/15/23...................................                 635,770
                                                                                                                        ------------

U.S. TREASURY BONDS - 13.4%
         3,900,000      U.S. Treasury Bonds, 8.875% due 02/15/19  ..........................................               5,112,042
         6,975,000      U.S. Treasury Bonds, 6.500% due 11/15/26............................................               7,270,321
                                                                                                                        ------------

                        TOTAL U.S. TREASURY BONDS
                          (Cost $11,495,350)................................................................              12,382,363
                                                                                                                        ------------

U.S. TREASURY NOTES - 21.3%
         7,100,000      U.S. Treasury Notes, 6.625% due 06/30/01............................................               7,300,788
        11,890,000      U.S. Treasury Notes, 6.500% due 05/15/05............................................              12,337,777
                                                                                                                        ------------

                        TOTAL U.S. TREASURY NOTES
                          (Cost $19,306,042)................................................................              19,638,565
                                                                                                                        ------------

                             The accompanying notes are an integral part of these financial statements.

                                                  MONTGOMERY TOTAL RETURN BOND FUND
                                                 Portfolio Investments - (Continued)
                                                    October 31, 1997 (Unaudited)

        Principal                                                                                                            Value
         Amount                                                                                                             (Note 1)
   ------------------                                                                                                       --------
REPURCHASE AGREEMENTS - 8.9%
        $4,085,000      Agreement with Bear Stearns, Inc., Tri-Party, 5.780% dated 10/31/97, to be repurchased at $4,086,968 on 11/03/97, collateralized by $198,242,313 market value of U.S. government securities, having
                        various maturities and various interest rates.......................................            $ 4,085,000

         4,085,000      Agreement with HSBC Securities Inc., Tri-Party, 5.780% dated
                        10/31/97, to be repurchased at $4,086,968 on 11/03/97,collateralized by
                        $163,202,367 market value of U.S. government securities, having
                        various maturities and various interest rates.......................................              4,085,000
                                                                                                                        ------------

                        TOTAL REPURCHASE AGREEMENTS
                          (Cost $8,170,000).................................................................              8,170,000
                                                                                                                        ------------

TOTAL INVESTMENTS (Cost $100,712,363*)......................................................................  111.4%    102,730,967
OTHER ASSETS AND LIABILITIES (Net)..........................................................................  (11.4)    (10,548,455)
                                                                                                              ------    ------------
NET ASSETS .................................................................................................  100.0%     92,182,512
                                                                                                              ======    ============

--------------------------
*       Aggregate cost for Federal tax purposes.
**      Floating rate note reflects the rate in effect at October 31, 1997.

Abbreviations:

AD Accretion Directed: These bonds receive, as principal, the negative amortization from the accrual tranche(s) in a deal. These securities often have guaranteed final maturities.

FLTR Floating-Rate Securities: bonds with coupon rates that adjust in proportion to an index.

MTN                     Medium-Term Note.

PAC Planned Amortization Class: bonds that are protected in part from variations in prepayments, generally resulting in greater stability.

REMIC                   Real Estate Mortgage Investment Conduit.

TBA                     To-Be-Announced Security.


   The accompanying notes are an integral part of these financial statements.

THE MONTGOMERY FUNDS
Statements of Assets and Liabilities
October 31, 1997 (Unaudited)
                                                                   Montgomery        Montgomery
                                                                  Latin America     Total Return
                                                                       Fund          Bond Fund
                                                                  -------------    -------------
ASSETS:
Investments in securities, at value (Note 1)
       Securities .............................................   $   8,265,136    $  94,560,967
       Repurchase agreements ..................................            --          8,170,000
                                                                  -------------    -------------
Total investments .............................................       8,265,136      102,730,967
Receivables:
       Dividends ..............................................           4,935             --
       Interest ...............................................            --          1,305,811
       Shares of beneficial interest sold .....................           9,703           56,990
       Expenses absorbed by Manager ...........................           8,089             --
       Investment securities sold .............................         804,660        7,024,987
       Variation margin .......................................            --              2,813
Other Assets:
       Organizational costs (Note 1) ..........................           2,791           29,541
       Prepaid expenses and other assets ......................          14,213             --
                                                                  -------------    -------------

Total Assets ..................................................       9,109,527      111,151,109

LIABILITIES:
Payables:
       Deferred fee income on dollar roll transactions ........            --              5,250
       Deferred gain on dollar roll transactions ..............            --             86,250
       Investment securities purchased ........................         291,373       18,689,909
       Repurchases of investments under dollar roll agreements             --             16,953
       Management fee .........................................            --             32,771
       Administration fee .....................................             611           10,063
       Custodian fee ..........................................           3,578            3,650
       Trustees' fees and expenses ............................             976            1,003
       Transfer agency and servicing fees .....................              70            6,049
       Due to Custodian .......................................         682,833           45,213
       Organizational costs ...................................            --             36,982
       Accrued liabilities and expenses .......................           2,311           34,504
                                                                  -------------    -------------
Total Liabilities .............................................         981,752       18,968,597
                                                                  =============    =============

Net Assets ....................................................   $   8,127,775    $  92,182,512
                                                                  =============    =============

Investments at Identified Cost ................................   $  10,155,367    $ 100,712,363
                                                                  =============    =============

Net Assets Consist of:
Undistributed net investment income/(Distributions in excess of
   net investment income) .....................................   $      43,532    $      (4,403)
Accumulated net realized gain on investments sold, forward
   foreign exchange contracts, futures contracts and foreign
   currency transactions ......................................          76,630          736,466
Net unrealized appreciation/(depreciation) of securities,
   forward foreign exchange contracts, futures contracts,
   foreign currency transactions and net other assets .........      (1,890,227)       2,034,859
Paid-in capital ...............................................       9,897,840       89,415,590
                                                                  -------------    -------------

Net Assets ....................................................   $   8,127,775    $  92,182,512
                                                                  =============    =============

Net Asset Value, offering and redemption price per share
   outstanding ................................................   $       10.13    $       12.35
                                                                  =============    =============

Number of Fund shares outstanding .............................         802,495        7,461,609
                                                                  =============    =============

   The accompanying notes are an integral part of these financial statements.

THE MONTGOMERY FUNDS
Statements of Operations
For the Period Ended October 31, 1997 (Unaudited)*
                                                                   Montgomery        Montgomery
                                                                  Latin America     Total Return
                                                                       Fund          Bond Fund
                                                                  -------------    -------------
Investment Income:
Interest ........................................................   $    11,359    $ 1,676,928
Dividends (net of foreign withholding taxes of $579
   and $0, respectively) ........................................        32,176           --
                                                                    -----------    -----------
       Total Income .............................................        43,535      1,676,928
                                                                    -----------    -----------

Expenses:
Management fee (Note 2) .........................................        39,975        125,313
Custodian fee ...................................................         7,396          5,013
Transfer agency and servicing fees ..............................         5,756          7,609
Administration fee (Note 2) .....................................         2,239         22,556
Legal fees ......................................................         1,658          2,405
Audit fees ......................................................         6,630          9,436
Trustees' fees and expenses .....................................         1,658          1,685
Registration fees ...............................................          --           27,569
Amortization of organization costs (Note 1) .....................           259          7,575
Other ...........................................................         6,709          4,669
Interest expense ................................................          --           57,447
                                                                    -----------    -----------
Total Expenses ..................................................        72,280        271,277
Fees deferred and expenses absorbed by Manager (Note 2) .........       (72,277)       (38,392)
                                                                    -----------    -----------

   Net Expenses .................................................             3        232,885
                                                                    -----------    -----------
Net Investment Income ...........................................        43,532      1,444,043
                                                                    -----------    -----------

Net Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain/(loss) from:
       Security transactions ....................................        91,775        694,900
       Forward foreign currency exchange contracts ..............       (12,231)          --
       Foreign currency transactions ............................        (2,914)          --
       Futures contracts ........................................          --           41,566
                                                                    -----------    -----------
Net Realized Gain on Investments During the Period ..............        76,630        736,466
                                                                    -----------    -----------

Net change in unrealized appreciation/(depreciation) of:
       Securities ...............................................    (1,890,231)     2,018,604
       Forward foreign currency exchange contracts ..............          --             --
       Futures contracts ........................................          --           16,255
       Foreign currency and net other assets ....................             4           --
                                                                    -----------    -----------
Net Unrealized Appreciation/(Depreciation) of Investments During
   the Period ...................................................    (1,890,227)     2,034,859
                                                                    -----------    -----------

Net Realized and Unrealized Gain/(Loss) on Investments ..........    (1,813,597)     2,771,325
                                                                    ===========    ===========
Net Increase/(Decrease) in Net Assets Resulting from Operations .
                                                                    $(1,770,065)   $ 4,215,368
                                                                    ===========    ===========

----------------
* The Montgomery Latin America Fund and The Montgomery Total Return Bond Fund commenced operations on June 30, 1997.

   The accompanying notes are an integral part of these financial statements.

THE MONTGOMERY FUNDS
Statements of Changes in Net Assets
For the Period Ended October 31, 1997 (Unaudited)*
                                                                   Montgomery        Montgomery
                                                                  Latin America     Total Return
                                                                       Fund          Bond Fund
                                                                  -------------    -------------
Increase/(Decrease) in Net Assets from Operations:
Net investment income ...........................................   $     43,532    $  1,444,043
Net realized gain on securities, forward foreign currency
     exchange contracts and foreign currency transactions
     during the period ..........................................         76,630         736,466
Net unrealized appreciation/(depreciation) of securities,
     forward foreign currency exchange contracts, foreign
     currency, futures contracts and net other assets during
     the period .................................................     (1,890,227)      2,034,859
                                                                    ------------    ------------

Net Increase/(Decrease) in Net Assets Resulting from Operations .     (1,770,065)      4,215,368
Distributions to Shareholders:
     From net investment income .................................           --        (1,448,446)
Beneficial Interest Transactions:
Net increase from beneficial interest transactions (Note 4) .....      8,897,840      89,415,590
                                                                    ------------    ------------

Net Increase in Net Assets ......................................      7,127,775      92,182,512
Net Assets:
Beginning of Period .............................................      1,000,000            --
                                                                    ------------    ------------

End of Period ...................................................   $  8,127,775    $ 92,182,512
                                                                    ============    ============

Accumulated Undistributed Net Investment Income/(Distributions
   in Excess of Net Investment Income) ..........................   $     43,532    $     (4,403)
                                                                    ============    ============

------------
* The Montgomery Latin America Fund and The Montgomery Total Return Bond Fund commenced operations on June 30, 1997.

   The accompanying notes are an integral part of these financial statements.

                                                The Montgomery Funds
                                                Statement of Cash Flows
                                                October 31, 1997
MONTGOMERY TOTAL RETURN BOND FUND

Cash flows from operating activities:
------------------------------------------------------------------------------------------------------------------------------------
   Income received ................................................................................... $     524,618
   Fee income received ...............................................................................        40,461
   Operating expenses paid ...........................................................................       (79,957)
   Proceeds from sales of long-term securities and purchased options .................................    53,671,600
   Net proceeds from futures and short sales transactions ............................................        41,566
   Net unrealized appreciation from futures contracts ................................................        13,442
   Purchases of long-term securities and purchased options ...........................................  (134,906,934)
   Net proceeds from short-term investments ..........................................................    (7,288,966)
                                                                                                       -------------
Cash Used by Operating Activities ....................................................................                $ (87,984,170)
                                                                                                                      =============

Cash flows from Financing Activities:
------------------------------------------------------------------------------------------------------------------------------------

   Proceeds from subscriptions .......................................................................    93,023,564
   Payments on shares redeemed .......................................................................    (5,087,284)
   Net dollar roll deferral ..........................................................................        86,250
   Cash dividends paid* ..............................................................................       (26,126)
   Reverse repurchase agreement interest expense .....................................................       (57,447)
                                                                                                       -------------
Cash Provided by Financing Activities ................................................................                   87,938,957
                                                                                                                      -------------

 Decrease in cash ....................................................................................                      (45,213)
 Cash at beginning of period .........................................................................                            0
                                                                                                                      -------------
 Cash at end of period ...............................................................................                $     (45,213)
                                                                                                                      =============

Reconciliation of Net Increase in Net Assets from Operations to Cash Provided by Operating Activities:
------------------------------------------------------------------------------------------------------------------------------------

Net increase in net assets resulting from operations .................................................                $   4,215,368
   Increase in investments ........................................................................... $(102,730,967)
   Increase in interest and dividends receivable .....................................................    (1,305,811)
   Increase in deferred fee income from dollar roll transactions .....................................         5,250
   Increase in other assets ..........................................................................         7,441
   Increase in receivables for investments sold ......................................................    (7,024,987)
   Increase in payable for investments purchased .....................................................    18,689,909
   Increase in variation margin ......................................................................        (2,813)
   Increase in payable for dollar roll transactions ..................................................        16,953
   Increase in accrued expenses ......................................................................        88,040
   Interest expense ..................................................................................        57,447
                                                                                                       -------------
   Total adjustments .................................................................................                  (92,199,538)
                                                                                                                      -------------
Cash Used by Operating Activities ....................................................................                $ (87,984,170)
                                                                                                                      =============

------------------------
* Non-cash activities include reinvestment of dividends of $1,422,320.

   The accompanying notes are an integral part of these financial statements.

                          MONTGOMERY LATIN AMERICA FUND
                              Financial Highlights
               For a Fund share outstanding throughout the period

                                                                                     Period Ended
                                                                                     October 31,
                                                                                        1997*
                                                                                     (Unaudited)
                                                                                   -----------------

Net asset value - beginning of period...........................................   $           12.00
                                                                                   -----------------
Net investment income...........................................................                0.05
Net realized and unrealized gain/(loss) on investments..........................               (1.92)
                                                                                   -----------------
Net increase/(decrease) in net assets resulting from investment operations......               (1.87)
                                                                                   -----------------
Net asset value - end of period.................................................   $           10.13
                                                                                   =================
Total return +..................................................................              (15.58)%
                                                                                   =================

Ratios to Average Net Assets/Supplemental Data:
Net assets, end of period (in 000's)............................................              $8,128
Ratio of operating expenses to average net assets...............................                0.00%**
Ratio of net investment income to average net assets............................                1.35%**
Portfolio turnover rate.........................................................               43.00%
Net investment loss before deferral of fees and absorption of
   expenses by Manager..........................................................              ($0.04)
Average commission rate (per share of security).................................             $0.0005
Expense ratio before deferral of fees by Manager................................                2.24%**

----------------------
*    Montgomery Latin America Fund commenced operations on June 30, 1997.
**   Annualized.
+    Total return represents aggregate total return for the period indicated.


   The accompanying notes are an integral part of these financial statements.

                        MONTGOMERY TOTAL RETURN BOND FUND
                              Financial Highlights
               For a Fund share outstanding throughout the period

                                                                                     Period Ended
                                                                                     October 31,
                                                                                        1997*
                                                                                     (Unaudited)
                                                                                   ----------------

Net asset value - beginning of period...........................................   $          12.00
                                                                                   ----------------
Net investment income...........................................................               0.24
Net realized and unrealized gain on investments.................................               0.35
                                                                                   ----------------
Net increase in net assets resulting from investment operations.................               0.59
                                                                                   ----------------
Distributions:
   Dividends from net investment income.........................................              (0.24)
                                                                                   ----------------
Total distributions.............................................................              (0.24)
                                                                                   ----------------
Net asset value - end of period.................................................   $          12.35
                                                                                   ================
Total return +..................................................................               4.93%
                                                                                   ================

Ratios to Average Net Assets/Supplemental Data:
Net assets, end of period (in 000's)............................................            $92,183
Ratio of operating expenses to average net assets...............................               0.70%**
Ratio of net investment income to average net assets............................               5.76%**
Portfolio turnover rate.........................................................             108.00%
Net investment income before deferral of fees and absorption of
   expenses by Manager..........................................................              $0.23
Expense ratio before deferral of fees by Manager................................               1.08%**
Expense ratio including interest expense........................................               0.93%**

----------------------
*    Montgomery Total Return Bond Fund commenced operations on June 30, 1997.
**   Annualized.
+    Total return represents aggregate total return for the period indicated.

   The accompanying notes are an integral part of these financial statements.

                              THE MONTGOMERY FUNDS
                    Notes to Financial Statements(unaudited)

1.    SIGNIFICANT ACCOUNTING POLICIES:

The Montgomery Latin America Fund and Montgomery Total Return Bond Fund (individually, the "Fund" and, collectively, the "Funds", series' of The Montgomery Funds, the "Trust") are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as diversified, open-end management investment companies. The Trust was organized as a Massachusetts business trust on May 10, 1990.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies.

a. PORTFOLIO VALUATION - Portfolio securities are valued using current market valuations: either the last reported sales price, or, in the case of securities for which there is no reported last sale and in the case of fixed income securities, the mean of the closing bid and asked prices.

Portfolio securities that are traded primarily on foreign securities exchanges or for which market quotations are readily available are generally valued at the last reported sales price on the respective exchanges or markets; except that when an occurrence subsequent to the time that a value was so established is likely to have changed said value, the fair value of those securities will be determined by consideration of other factors by or under the direction of the Board of Trustees or its delegates. Securities traded on the over-the-counter market or on the NASDAQ National Market are valued at the mean between the last available bid and ask price prior to the time of valuation.

Securities for which market quotations are not readily available (including restricted securities that are subject to limitations as to their sale) are valued at fair market value as determined in good faith by or under the supervision of the Trusts' officers in accordance with methods authorized by the Trusts' Board of Trustees. Short-term securities with maturities of 60 days or less are carried at amortized cost, which approximates market value.

b. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - The Latin America Fund may engage in forward foreign currency exchange contracts with off-ballance sheet risk in the normal course of investing activities in order to manage exposure to market risks. Forward foreign currency exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by the Fund asan unrealized gain or loss.

When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, a Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

                              THE MONTGOMERY FUNDS
              Notes to Financial Statements (continued)(unaudited)

c. FOREIGN CURRENCY - Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign currency exchange rates on investments have been included in the unrealized appreciation/ (depreciation) of securities. Net realized foreign currency gains and losses resulting from movement in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interests and dividends recorded on the books of a Fund and the amount actually received and the portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date.

d. REPURCHASE AGREEMENTS - Both Funds may engage in repurchase agreement transactions either individually or jointly through a joint repurchase account with other series of the Trusts pursuant to a joint repurchase agreement. Under the terms of a typical repurchase agreement, a Fund writes a financial contract with a counterparty and takes possession of a government debt obligation as collateral. The Fund also agrees with the counterparty to allow the counterparty to repurchase the financial contract at a specified date and price, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is atleast equal at all times to the total amount of the repurchase obligations, including interest. In the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. There could be potential loss to the Fund in the event a Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while a Fund seeks to assert its rights. The Fund's investment manager, acting under supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which a Fund enters into repurchase agreements to evaluate potential risks. The Funds may also participate on an individual or joint basis in tri-party repurchase agreements which involve a counterparty and a custodian bank.

e. DOLLAR ROLL TRANSACTIONS - The Total Return Bond Fund may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage market. A dollar roll transaction involves a sale by the Fund of securities with a simultaneous agreement to repurchase substantially similar securities at an agreed upon price at a future date. The securities repurchased will bear the same interest as those sold but generally will be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. The Fund will invest the proceeds of the sale in additional instruments, the income from which, together with any additional fee income received for the dollar roll, may or may not generate income for the Fund exceeding the yield on the securities sold. Dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of those securities.

                              THE MONTGOMERY FUNDS
              Notes to Financial Statements (continued)(unaudited)

f. REVERSE REPURCHASE AGREEMENTS - Both Funds may enter into reverse repurchase agreement transactions with member banks on the Federal Reserve Bank of New York's list of reporting dealers for leverage purposes. A reverse repurchase agreement involves a sale by the Fund of securities that it holds with an agreement by the Fund to repurchase the same securities at an agreed upon price and date. A reverse repurchase agreement involves the risk that the market value of the securities sold by the Fund may decline below the repurchase price of the securities. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund's use of the proceeds of the agreement may be restricted pending a determination by the party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. Each Fund establishes a segregated account with its custodian in which the Fund maintains cash, U.S. government securities or other liquid high-grade debt obligations equal in value to its obligations with respect to reverse repurchase agreements.

g. REVERSE DOLLAR ROLL TRANSACTIONS - The Total Return Bond Fund may enter into reverse dollar roll transactions. When a Fund engages in a reverse dollar roll, it purchases a security from a financial institution and concurrently agrees to resell a similar security to that institution at a later date at an agreed-upon price. Under the 1940 Act, reverse dollar roll transactions are considered to be loans by a Fund and must be fully collateralized. If the seller defaults on its obligation to repurchase the underlying security, a Fund may experience delay or difficulty in exercising its rights to realize upon the security, may incur a loss if the value of the security declines and may incur disposition costs in liquidating the security.

h. FUTURES CONTRACTS - Both Funds may enter into futures contracts. Upon entering into a futures contract, a Fund is required to deposit with the custodian on behalf of the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract.

There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

i. DIVIDENDS AND DISTRIBUTIONS - Dividends, if any, from net investment income of the Latin America Fund will be declared and paid at least annually. Dividends from net investment income of the Total Return Bond Fund are declared daily and paid monthly.

Distributions of any short-term capital gains earned by a Fund are distributed no less frequently than annually. Additional distributions of net investment income and capital gains for each Fund may be made in order to avoid the application of a 4% non-deductible excise tax on certain undistributed amounts of ordinary income and capital gains. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These

                              THE MONTGOMERY FUNDS
              Notes to Financial Statements (continued)(unaudited)

differences are primarily due to differing treatments of income and gains on various investment securities held by a Fund, timing differences and differing characterization of distributions made by a Fund.

j. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are recorded on a trade-date basis. Realized gain and loss from securities transactions are recorded on the specific identified cost basis. Dividend income is recognized on the ex-dividend date. Dividend income on foreign securities is recognized as soon as a Fund is informed of the ex-dividend date. Interest income is recognized on the accrual basis. Securities purchased on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income is not accrued until settlement date. The Funds instruct their custodian to segregate assets in a separate account with a current value at least equal to the amount of its when-issued purchase commitments.

k. FEDERAL INCOME TAXES - Each Fund has elected and qualified, and it is the intention of each Fund to continue to qualify, as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), by complying with the provisions available to certain investment companies, as defined in applicable sections of the Code, and to make distributions of taxable income to shareholders sufficient to relieve each Fund from all or substantially all federal income taxes.

l. ORGANIZATION COSTS - Expenses incurred in connection with the organization of each Fund are amortized on a straight-line basis over a period of five years from the commencement of operations.

m. EXPENSES - General expenses of the Trust are allocated to the relevant Funds based upon relative net assets. Operating expenses directly attributable to a Fund are charged to that Fund's operations.

2.    MANAGEMENT FEES AND OTHER TRANSACTIONS WITH
      AFFILIATES AND OTHER CONTRACTUAL COMMITMENTS:

a. Montgomery Asset Management, L.P. is the Fund's Manager (the "Manager"). The Manager, a California limited partnership, is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). Its general partner is Montgomery Asset Management, Inc. and its sole limited partner is an affiliate of Montgomery
Securities, the Funds' distributor. Under the Advisers Act, both Montgomery Asset Management, Inc. and Montgomery Securities may be deemed controlling persons of the Manager. Although the operations and management of the Manager are independent from those of Montgomery Securities, it is expected that the Manager may draw upon the research and administrative resources of Montgomery Securities at its discretion in a manner consistent with applicable regulations.

Pursuant to investment management agreements ("Investment Management Agreements"), the Manager provides each Fund with advice on buying and selling securities, manages the investments of each Fund including the placement of orders for portfolio transactions, furnishes each Fund with office space and certain administrative services, and provides the personnel needed by the Trust with respect to the Manager's responsibilities under such agreement. The Manager has agreed to reduce some or all of its management fee or absorb fund expenses if necessary to keep each Fund's annual operating expenses, exclusive of interest

                              THE MONTGOMERY FUNDS
              Notes to Financial Statements (continued)(unaudited)

and taxes, at or below the following percentages of each Fund's average net assets: Latin America Fund and Total Return Bond Fund; 0.70%. Any reductions or absorptions made to a Fund by the Manager are subject to recovery within the following two years provided a Fund is able to affect such reimbursement and remain in compliance with applicable expense limitations. The Manager may terminate these reductions or absorptions at any time.

Montgomery Asset Management, L.P. serves as the Funds' administrator (the "Administrator"). The Administrator performs services with regard to various aspects of each Fund's administrative operations.

As compensation, each Fund has accrued a monthly management and administration fee (accrued daily) based upon the average daily net assets of each Fund.

b. Certain officers and Trustees of the Trust are, with respect to the Trusts' Manager and/or principal underwriter, "affiliated persons" as defined in the 1940 Act. Each Trustee who is not an "affiliated person" will receive an annual retainer and quarterly meeting fee totaling $35,000 per annum, as well as reimbursement for expenses, for service as a Trustee of all Trusts advised by the Manager ($25,000 of which will be allocated to the Montgomery Funds).

c.    The Shares of the Funds have no sales load.

3.    TRANSACTIONS IN SHARES OF A BENEFICIAL INTEREST:

The Trusts have authorized an unlimited number of shares of beneficial interest which have a par value of $0.01. Transactions in shares of beneficial interest for the period indicated below:

                                                           Period Ended
Latin America Fund:                                      October 31, 1997*
                                                         -----------------
                                                 Shares                Amount
                                                 ------                ------
Shares sold ......................             1,353,746           $ 16,429,706
Shares redeemed ..................              (634,584)            (7,531,866)
                                            ------------           ------------
Net Increase .....................               719,162           $  8,897,840
                                            ============           ============


                                                            Period Ended
Total Return Bond Fund:                                   October 31, 1997*
                                                         -----------------
                                                     Shares            Amount
                                                     ------            ------
Shares sold ................................        7,762,803      $ 93,080,554
Issued as reinvestment of dividends ........          116,229         1,422,320
Shares redeemed ............................         (417,423)       (5,087,284)
                                                 ------------      ------------
Net Increase ...............................        7,461,609      $ 89,415,590
                                                 ============      ------------

--------------

                              THE MONTGOMERY FUNDS
              Notes to Financial Statements (continued)(unaudited)

* The Latin America Fund and Total Return Bond Fund commenced operations on June 30, 1997.

4.    SECURITIES TRANSACTIONS:

a. The aggregate amount of purchases and sales of long-term securities, excluding long-term U.S. Government securities, during the period ended October 31, 1997 were:

Name of Fund                                      Purchases              Sales
------------                                      ---------              -----
Latin America Fund .....................         $13,268,697         $ 3,205,105
Total Return Bond Fund .................           6,877,754           3,881,308

The aggregate amount of purchases and sales of long-term U.S. government securities for Total Return Bond Fund, during the period ended October 31, 1997 was $88,630,676 and $59,215,279, respectively.

b. At October 31, 1997, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value were as follows:

                                     Tax Basis Unrealized   Tax Basis Unrealized
Name of Fund                             Appreciation           Depreciation
------------                             ------------           ------------
Latin America Fund ..............         $  151,151             $2,041,382
Total Return Bond Fund ..........          2,043,594                 24,990


c.    Information regarding transactions under dollar roll transactions was as follows:

                       Maximum                                  Average             Average             Average
                       Amount               Amount               Amount             Shares          Debt per Share
                     Outstanding          Outstanding         Outstanding         Outstanding         Outstanding         Fee Income
   Name of Fund     During Period       as of 10/31/97       During Period       During Period       During Period          Earned
   ------------     -------------       --------------       -------------       -------------       -------------          ------
Total Return
Bond Fund......      $10,559,063          $10,541,016          $5,262,525          5,288,618             $1.00             $35,211

5.    FOREIGN SECURITIES:

The Latin America Fund may purchase securities on foreign security exchanges. Securities of foreign companies and foreign governments involve special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include, among others, revaluation of currencies, less-reliable information about issuers, different securities transactions  clearance and  settlement

                              THE MONTGOMERY FUNDS
              Notes to Financial Statements (continued)(unaudited)

practices and potential future adverse political and economic developments. These risks are heightened for investments in emerging markets countries. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

                                    Appendix

         Description ratings for Standard & Poor's Ratings Group ("S&P"); Moody's Investors Service, Inc., ("Moody's"), Fitch Investors Service, L.P. ("Fitch") and Duff & Phelps Credit Rating Co. ("Duff & Phelps").

Standard & Poor's Rating Group

Bond Ratings

         AAA Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

         AA Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

         A Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories.

         BBB Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

         BB Bonds rated BB have less near-term vulnerability to default than other speculative grade debt. However, they face major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

         B Bonds rated B have a greater vulnerability to default but presently have the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions would likely impair capacity or willingness to pay interest and repay principal.

         CCC Bonds rated CCC have a current identifiable vulnerability to default and are dependent upon favorable business, financial and economic conditions to meet timely payments of interest and repayment of principal. In the event of adverse business, financial or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

         CC The rating CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC rating.

         C The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating.

         D Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

                  S&P's letter ratings may be modified by the addition of a plus (+) or a minus (-) sign designation, which is used to show relative standing within the major rating categories, except in the AAA (Prime Grade) category.

Commercial Paper Ratings

         An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Issues assigned an A rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.

         A-1 This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) designation.

         A-2 Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

         A-3 Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

         B Issues carrying this designation are regarded as having only speculative capacity for timely payment.

         C This designation is assigned to short-term obligations with doubtful capacity for payment.

         D Issues carrying this designation are in default, and payment of interest and/or repayment of principal is in arrears.

Moody's Investors Service, Inc.

Bond Ratings

         Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and generally are referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what generally are known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

         A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

         Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and, therefore, not well safeguarded during both good and bad times in the future. Uncertainty of position characterizes bonds in this class.

         B Bonds which are rated B generally lack the characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca Bonds which are rated Ca present obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Moody's applies the numerical modifiers 1, 2 and 3 to show relative standing within the major rating categories, except in the Aaa category and in the categories below B. The modifier 1 indicates a ranking for the security in the higher end of a rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of a rating category.

Commercial Paper Ratings

                  The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody's. Issuers of P-1 paper must have a superior capacity for repayment of short-term promissory obligations, and ordinarily will be evidenced by leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity.

         Issuers (or related supporting institutions) rated Prime-2 (P-2) have a strong capacity for repayment of short-term promissory obligations. This ordinarily will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         Issuers (or related supporting institutions) rated Prime-3 (P-3) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirements for relatively high financial leverage. Adequate alternate liquidity is maintained.

         Issuers (or related supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Fitch Investors Service, L.P.

Bond Ratings

         The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt. The ratings take into consideration special features of the issue, its relationship to other obligations of the issuer, the current financial condition and operative performance of the issuer and of any guarantor, as well as the political and economic environment that might affect the issuer's future financial strength and credit quality.

         AAA Bonds rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

         AA Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

         A Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

         BBB Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

         BB Bonds rated BB are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

         B Bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

         CCC Bonds rated CCC have certain identifiable characteristics, which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

         CC Bonds rated CC are minimally protected. Default in payment of interest and/or principal seems probable over time.

         C Bonds rated C are in imminent default in payment of interest or principal.

         DDD, DD and D Bonds rated DDD, DD and D are in actual default of interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds and D represents the lowest potential for recovery.

         Plus (+) and minus (-) signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA category covering 12-36 months.

Short-Term Ratings

         Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

         Although the credit analysis is similar to Fitch's bond rating analysis, the short-term rating places greater emphasis than bond ratings on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

         F-1+     Exceptionally  strong  credit  quality.  Issues  assigned this
                  rating  are  regarded  as  having  the  strongest   degree  of
                  assurance for timely payment.

         F-1 Very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

         F-2 Good credit quality. Issues carrying this rating have a satisfactory degree of assurance for timely payments, but the margin of safety is not as great as the F-l+ and F-1 categories.

         F-3 Fair credit quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

         F-S Weak credit quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

         D Default. Issues assigned this rating are in actual or imminent payment default.

Duff & Phelps Credit Rating Co.

Bond Ratings

         AAA Bonds rated AAA are considered highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

         AA Bonds rated AA are considered high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

         A Bonds rated A have protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

         BBB Bonds rated BBB are considered to have below average protection factors but still considered sufficient for prudent investment. There may be considerable variability in risk for bonds in this category during economic cycles.

         BB Bonds rated BB are below investment grade but are deemed by Duff as likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes.
                  Overall quality may move up or down frequently within the category.

         B Bonds rated B are below investment grade and possess the risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in quality rating within this category or into a higher or lower quality rating grade.

         CCC Bonds rated CCC are well below investment grade securities. Such bonds may be in default or have considerable uncertainty as to timely payment of interest, preferred dividends and/or principal. Protection factors are narrow and risk can be substantial with unfavorable economic or industry conditions and/or with unfavorable company developments.

         DD       Defaulted  debt   obligations.   Issuer  has  failed  to  meet
                  scheduled principal and/or interest payments.

         Plus (+) and minus (-) signs are used with a rating symbol (except AAA) to indicate the relative position of a credit within the rating category.

Commercial Paper Ratings

         Duff-1 The rating Duff-1 is the highest commercial paper rating assigned by Duff. Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by ample asset protection. Risk factors are minor.

         Duff-2 Paper rated Duff-2 is regarded as having good certainty of timely payment, good access to capital markets and sound liquidity factors and company fundamentals. Risk factors are small.

         Duff-3 Paper rated Duff-3 is regarded as having satisfactory liquidity and other protection factors. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

         Duff-4 Paper rated Duff-4 is regarded as having speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

         Duff-5 Paper rated Duff-5 is in default. The issuer has failed to meet scheduled principal and/or interest payments.

      ---------------------------------------------------------------------

                                     PART C

                                OTHER INFORMATION

      ---------------------------------------------------------------------

                              THE MONTGOMERY FUNDS
                                 --------------

                                    FORM N-1A
                                 --------------

                                     PART C
                                 --------------


Item 24.  Financial Statements and Exhibits

         (a)      Financial Statements:

                  (1) Portfolio Investments as of June 30, 1997; Statements of Assets and Liabilities as of June 30, 1997; Statements of Operations for the year ended June 30, 1997; Statement of Cash Flows for year ended June 30, 1997; Statements of Changes in Net Assets for the year ended June 30, 1997; Financial Highlights for a Fund share outstanding throughout each year, including the year ended June 30, 1997 for Montgomery Growth Fund, Montgomery Small Cap Fund, Montgomery Micro Cap Fund, Montgomery Small Cap Opportunities Fund, Montgomery Equity Income Fund, Montgomery International Growth Fund, Montgomery International Small Cap Fund, Montgomery Emerging Markets Fund, Montgomery Global Opportunities Fund, Montgomery Global Communications Fund, Montgomery Select 50 Fund, , Montgomery Global Asset Allocation Fund, Montgomery Short Duration Government Bond Fund, Montgomery Government Reserve Fund, Montgomery California Tax-Free Intermediate Bond Fund, Montgomery California Tax-Free Money Fund and Montgomery Federal Tax-Free Money Fund; Notes to Financial Statements; Independent Auditors' Report on the foregoing, all incorporated by reference to the Annual Report to Shareholders of the above-named funds.

      (b)  Exhibits:

                  (1)(A) Agreement and Declaration of Trust is incorporated by reference to the Registrant's Registration Statement as filed with the Commission on May 16, 1990 ("Registration Statement").

                  (1)(B) Amendment to Agreement and Declaration of Trust is incorporated by reference to Post-Effective Amendment No. 17 to the Registration Statement as filed with the Commission on December 30, 1993 ("Post-Effective Amendment No. 17").

                  (1)(C) Amended and Restated Agreement and Declaration of Trust is incorporated by reference to Post-Effective Amendment No. 28 to the Registration Statement as filed with the Commission on September 13, 1995 ("Post-Effective Amendment No. 28").

                  (2)      By-Laws  are   incorporated   by   reference  to  the
                           Registration Statement.

                  (3)      Voting Trust Agreement - Not applicable.

                  (4)      Specimen Share Certificate - Not applicable.

                  (5) Form of Investment Management Agreement is incorporated by reference to Post-Effective Amendment No. 52 to the Registration Statement as filed with the Commission on July 31, 1997 ("Post-Effective Amendment No. 52")

                  (6)(A) Form of Underwriting Agreement is incorporated by reference to Post-Effective Amendment No. 52.

                  (6)(B) Form of Selling Group Agreement is incorporated by reference to Pre-Effective Amendment No. 1.

                  (7)      Benefit Plan(s) - Not applicable.

                  (8) Custody Agreement is incorporated by reference to Post-Effective Amendment No. 24.

                  (9)(A)   Form  of   Administrative   Services   Agreement   is
                           incorporated by reference to Post-Effective Amendment No. 52.

                  (9)(B) Form of Multiple Class Plan is incorporated by reference to Post-Effective Amendment No. 28.

                  (9)(C) Form of Shareholder Services Plan is incorporated by reference to Post-Effective Amendment No. 28.

                  (10) Consent and Opinion of Counsel as to legality of shares is incorporated by reference to Pre-Effective Amendment No. 1.

                  (11)      Independent Auditors' Consent - Not applicable

                  (12) Financial Statements omitted from Item 23 - Not applicable.

                  (13)     Letter  of   Understanding   re:  Initial  Shares  is
                           incorporated by reference to Pre-Effective Amendment No. 1.

                  (14) Model Retirement Plan Documents are incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement as filed with the Commission on March 4, 1991 ("Post-Effective Amendment No. 2").

                  (15) Form of Share Marketing Plan (Rule 12b-1 Plan) is incorporated by reference to Post-Effective Amendment No. 52.

                  (16)(A)  Performance    Computation   for   Montgomery   Short
                           Government Bond Fund is incorporated by reference to Post-Effective Amendment No. 13.

                  (16)(B)  Performance  Computation  for  Montgomery  Government
                           Reserve   Fund  is   incorporated   by  reference  to
                           Post-Effective Amendment No. 12.

                  (16)(C) Performance Computation for Montgomery California Tax-Free Intermediate Bond Fund is incorporated by reference to Post-Effective Amendment No. 17.

                  (16)(D)  Performance  Computation  for  the  other  series  of
                           Registrant   is    incorporated   by   reference   to
                           Post-Effective Amendment No. 2.


                  (27) Financial Data Schedule for Montgomery Latin America Fund and Montgomery Total Return Bond Fund filed herewith

Item 25.  Persons Controlled by or Under Common Control with Registrant.

         Montgomery Asset Management, LLC, a Delaware limited liability company, is the manager of each series of the Registrant, of each series of The Montgomery Funds II, a Delaware business trust, and of each series of The Montgomery Funds III, a Delaware business trust. Montgomery Asset Management, LLC is a subsidiary of Commerzbank AG based in Frankfurt. The Registrant, The Montgomery Funds II and The Montgomery Funds III are deemed to be under the common control of each of those two entities.


Item 26.  Number of Holders of Securities
                                                                         Number of Record Holders
            Title of Class                                               as November 28, 1997
            --------------                                               ---------------------

            Shares of Beneficial
            Interest, $0.01 par value
            -------------------------
            Montgomery Growth Fund (Class R)                                          58,753

            Montgomery Small Cap Opportunities Fund (Class R)                         16,746

            Montgomery Small Cap Fund (Class R)                                        6,357

            Montgomery Micro Cap Fund (Class R)                                       12,459

            Montgomery Equity Income Fund (Class R)                                    1,836

            Montgomery International Growth Fund (Class R)                             1,177

            Montgomery International Small Cap Fund (Class R)                          2,159

            Montgomery Emerging Markets                                               49,734
              Fund  (Class R)

            Montgomery Emerging Asia Fund                                              3,454

            Montgomery Latin America Fund                                              1,062

            Montgomery Global Opportunities Fund (Class R)                             1,526

            Montgomery Global Communications Fund (Class R)                           12,268

            Montgomery Global Asset Allocation Fund                                      360

            Montgomery Select 50 Fund (Class R)                                       11,017

            Montgomery Total Return Bond Fund                                            112

            Montgomery Short Duration Government Bond Fund                             1,230
              (Class R)

            Montgomery Government Reserve Fund (Class R)                              12,254

            Montgomery California Tax-Free                                               226
              Intermediate Bond Fund (Class R)

            Montgomery California Tax-Free                                             1,815

                                      -10-



              Money Fund (Class R)

            Montgomery Federal Tax-Free Money Fund (Class R)                           1,256

            Montgomery Growth & Income Fund                                              0

            Montgomery Technology Fund                                                   0

            Montgomery Japan Small Cap Fund                                             55



Item 27.  Indemnification

         Article VII, Section 3 of the Agreement and Declaration of Trust empowers the Trustees of the Trust, to the full extent permitted by law, to purchase with Trust assets insurance for indemnification from liability and to pay for all expenses reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim, action, suit or proceeding in which he or she becomes involved by virtue of his or her present or former capacity with the Trust.

         Article VI of the By-Laws of the Trust provides that the Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding by reason of the fact that such person is or was an agent of the Trust, against expenses, judgments, fines, settlement and other amounts actually and reasonably incurred in connection with such proceeding if that person acted in good faith and reasonably believed his or her conduct to be in the best interests of the Trust. Indemnification will not be provided in certain circumstances, however, including instances of willful misfeasance, bad faith, gross negligence, and reckless disregard of the duties involved in the conduct of the particular office involved.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to the Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable in the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 28.  Business and Other Connections of Investment Adviser.

         Effective July 31, 1997, MAM, L.P. completed the sale of substantially all of its assets to the current investment manager -- Montgomery Asset Management, LLC (`MAM, LLC"), a subsidiary of Commerzbank AG. Mr. R. Stephan Doyle is the Chief Executive Officer, Mr. Kevin T. Hamilton is a Managing Director, Mr. John T. Story is an Executive Vice President and Mr. David E. Demarest is a Managing Director and Chief Administrative Officer of MAM, LLC. In addition to their positions as officers, each of them is also a Director of MAM, LLC. Furthermore, Mr. Heinz Josef Hockmann, Mr. Dietrich-Kurt Frowein and Mr. Andreas Kleffel (each of whom is an officer of Commerzbank) are each a Director of MAM, LLC.

         Prior to July 31, 1997, Montgomery Securities, which is a broker-dealer and the prior principal underwriter of The Montgomery Funds, was the sole limited partner of the prior investment manager, Montgomery Asset Management, L.P. ("MAM, L.P."). The general partner of MAM, L.P. was a corporation, Montgomery Asset Management, Inc. ("MAM, Inc."), certain of the officers and directors of which serve in similar capacities for MAM, L.P. Mr. R. Stephen Doyle was the Chairman and Chief Executive Officer of MAM, L.P.; Mr. John T. Story was the Managing Director of Mutual Funds and Executive Vice President; and Mr. David E. Demarest was Chief Administrative Officer; Information about the individuals who functioned as officers of MAM, L.P. was set forth in

Part B of Post-Effective Amendment No. 51 to the Registration Statement as filed with the Commission on July 16, 1997 and is herein incorporated by reference.

Item 29.  Principal Underwriter.

         (a)    Funds Distributor, Inc. currently acts as distributor for:

                  BJB Investment Funds
                  Burridge Funds
                  The Brinson Funds
                  Harris Insight Funds Trust
                  HT Insight Funds, Inc. d/b/a Harris Insight Funds The JPM Advisor Funds
                  The JPM Institutional Funds
                  The JPM Pierpont Funds
                  The JPM Series Trust
                  The JPM Series Trust II
                  Monetta Fund, Inc.
                  Monetta Trust
                  The Munder Framlington Funds Trust
                  The Munder Funds Trust
                  The Munder Funds, Inc.
                  Orbitex Group of Funds
                  The PanAgora Institutional Funds
                  RCM Capital Funds, Inc.
                  RCM Equity Funds, Inc.
                  St. Clair Funds, Inc.
                  The Skyline Funds
                  Waterhouse Investors Cash Management Fund, Inc.
                  WEBS Index Fund, Inc.

         Funds Distributor, Inc., is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. Funds Distributor, Inc., is an indirect wholly-owned subsidiary of Boston Institutional Group, Inc., a holding company all of whose outstanding shares are owned by key employees.

         The following is a list of the executive officers, directors and partners of Funds Distributor, Inc.:

         Director, President and Chief Executive Officer - Marie E. Connolly
         Executive Vice President                        - Richard W. Ingram
         Executive Vice President                        - Donald R. Roberson
         Senior Vice President                           - Michael S. Petrucelli
         Director, Senior Vice President, Treasurer and  - Joseph F. Tower, III
           Chief Financial Officer
         Senior Vice President                           - Paula R. David
         Senior Vice President                           - Bernard A. Whalen
         Director                                        - William J. Nutt

         (c)  Not applicable.

Item 30.  Location of Accounts and Records.

         The accounts,  books, or other  documents  required to be maintained by
Section 31(a) of the Investment Company Act of 1940 will be kept by the Registrant's Transfer Agent, DST Systems, Inc., 1004 Baltimore, Kansas City, Missouri 64105, except those records relating to portfolio transactions and the basic organizational and Trust documents of the Registrant (see Subsections
(2)(iii),  (4), (5), (6), (7), (9), (10) and (11) of Rule 31a-1(b)),  which will be kept by the Registrant at 101 California Street, San Francisco, California 94111.

Item 31.  Management Services.

         There are no management-related service contracts not discussed in Parts A and B.

Item 32.  Undertakings.

         (a)    Not applicable.

         (b) Registrant hereby undertakes to file a post-effective amendment including financial statements of Montgomery Technology Fund, Montgomery Growth & Income Fund and Montgomery High Yield Bond Fund, which need not be certified, within four to six months from the effective date of Registrant's 1933 Act registration statement as to those series.

         (c) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

         (d) Registrant has undertaken to comply with Section 16(a) of the Investment Company Act of 1940, as amended, which requires the prompt convening of a meeting of shareholders to elect trustees to fill existing vacancies in the Registrant's Board of Trustees in the event that less than a majority of the trustees have been elected to such position by shareholders. Registrant has also undertaken promptly to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee or Trustees when requested in writing to do so by the record holders of not less than 10 percent of the Registrant's outstanding shares and to assist its shareholders in communicating with other shareholders in accordance with the requirements of Section 16(c) of the Investment Company Act of 1940, as amended.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Amendment pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and that the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Francisco and State of California on this 26 day of December, 26 1997.



                                               THE MONTGOMERY FUNDS


                                               By:      Richard W. Ingram*
                                                        ------------------------
                                                        Executive Vice President


         Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.



R. Stephen Doyle*                       Trustee               December 26, 1997
-----------------
R. Stephen Doyle


Andrew Cox *                            Trustee               December 26, 1997
------------
Andrew Cox


Cecilia H. Herbert *                    Trustee               December 26, 1997
--------------------
Cecilia H. Herbert


John A. Farnsworth *                    Trustee               December 26, 1997
--------------------
John A. Farnsworth



         * By:  /s/ Julie Allecta
              ---------------------------------------
      Julie Allecta,  Attorney-in-Fact
      pursuant to Power of Attorney previously filed.

                                  EHIBIT INDEX

EXHIBIT                                                     EXHIBIT
  NO.
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 (27)                                                  Financial Data Schedules